UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

18th Floor, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, 18th Floor

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.5% of Net Assets)
2,482	Honeywell International, Inc.	$205,956

	Airlines (2.8%)
10,869	Delta Air Lines, Inc. (1)	230,749

	Capital Markets (6.3%)
1,927	Goldman Sachs Group, Inc. (The)	316,086
2,645	T. Rowe Price Group, Inc.	199,010

	Total Capital Markets	515,096

	Chemicals (9.2%)
1,131	Air Products & Chemicals, Inc.	122,872
3,688	Ecolab, Inc.	339,812
1,820	Praxair, Inc.	218,710
811	Sigma-Aldrich Corp.	67,767

	Total Chemicals	749,161

	Commercial Banks (4.4%)
8,208	Wells Fargo & Co.	357,048

	Computers & Peripherals (4.7%)
491	Apple, Inc. (1)	222,178
2,561	Western Digital Corp. (1)	164,877

	Total Computers & Peripherals	387,055

	Diversified Financial Services (7.0%)
3,120	Citigroup, Inc.	162,677
7,295	JPMorgan Chase & Co.	406,550

	Total Diversified Financial Services	569,227

	Electrical Equipment (2.3%)
1,519	Roper Industries, Inc.	191,333

	Energy Equipment & Services (9.4%)
5,057	Halliburton Co.	228,526
1,832	National Oilwell Varco, Inc.	128,552
3,013	Schlumberger, Ltd.	245,047
3,463	Transocean, Ltd. (1)	163,315

	Total Energy Equipment & Services	765,440

	Food & Staples Retailing (4.5%)
5,932	CVS Caremark Corp.	364,759

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Food Products (1.9%)
5,044	Mondelez International, Inc.	$157,726

	Health Care Providers & Services (1.5%)
1,003	McKesson Corp.	123,028

	Hotels, Restaurants & Leisure (1.8%)
1,497	McDonald’s Corp.	146,826

	Household Products (3.4%)
3,507	Procter & Gamble Co. (The)	281,612

	Industrial Conglomerates (3.6%)
4,385	Danaher Corp.	295,286

	Insurance (8.6%)
3,853	ACE, Ltd. (1)	352,087
2	Berkshire Hathaway, Inc. (1)	347,800

	Total Insurance	699,887

	Life Sciences Tools & Services (3.2%)
2,890	Thermo Fisher Scientific, Inc. (1)	263,308

	Machinery (5.0%)
3,505	IDEX Corp.	209,073
2,322	Stanley Black & Decker, Inc.	196,488

	Total Machinery	405,561

	Multiline Retail (2.3%)
2,634	Target Corp.	187,672

	Oil, Gas & Consumable Fuels (4.6%)
1,817	Exxon Mobil Corp.	170,344
2,302	Occidental Petroleum Corp.	204,993

	Total Oil, Gas & Consumable Fuels	375,337

	Pharmaceuticals (7.4%)
2,680	Allergan, Inc.	244,201
3,824	Johnson & Johnson	357,544

	Total Pharmaceuticals	601,745

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Road & Rail (1.9%)
1,011	Union Pacific Corp.	$160,334

	Total Common Stock (Cost: $6,510,044) (98.3%)	8,034,146

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $7,158) (0.1%)
$7,158	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $10,000 Federal National Mortgage Association, 2.17%, due 10/17/22, valued at $9,404) (Total Amount to be Received Upon Repurchase $7,158)	7,158

	Total Investments (Cost: $6,517,202) (98.4%)	8,041,304
	Excess of Other Assets over Liabilities (1.6%)	132,261

	Net Assets (100.0%)	$8,173,565

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Airlines	2.8
Capital Markets	6.3
Chemicals	9.2
Commercial Banks	4.4
Computers & Peripherals	4.7
Diversified Financial Services	7.0
Electrical Equipment	2.3
Energy Equipment & Services	9.4
Food & Staples Retailing	4.5
Food Products	1.9
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	1.8
Household Products	3.4
Industrial Conglomerates	3.6
Insurance	8.6
Life Sciences Tools & Services	3.2
Machinery	5.0
Multiline Retail	2.3
Oil, Gas & Consumable Fuels	4.6
Pharmaceuticals	7.4
Road & Rail	1.9
Short-Term Investments	0.1

Total	98.4%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (40.7% of Net Assets)
212,782	TCW Relative Value Large Cap Fund — I Class (1)	$4,015,193
251,057	TCW Select Equities Fund — I Class (1)	5,691,472
61,177	TCW Value Opportunities Fund — I Class (1)	1,558,169

	Total Diversified U.S. Equity Funds	11,264,834

	Diversified U.S. Fixed Income Fund (52.0%)
1,443,880	TCW Total Return Bond Fund — I Class (1)	14,366,604

	Exchange-Traded Fund (3.3%)
49,690	ProShares UltraShort Euro (2)	913,799

	Money Market Investments (1.3%)
349,615	Fidelity Institutional Prime Money Market Portfolio — Institutional Class, 0.01% (3)	349,615

	Total Investment Companies (Cost: $25,035,159) (97.3%)	26,894,852

	Total Investments (Cost: $25,035,159) (97.3%)	26,894,852
	Excess of Other Assets over Liabilities (2.7%)	751,346

	Net Assets (100.0%)	$27,646,198

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

(3)	Rate disclosed, the 7-day net yield, is as of July 31, 2013.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	40.7%
Diversified U.S. Fixed Income Fund	52.0
Exchange-Traded Funds	3.3
Money Market Investments	1.3

Total	97.3%

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.0% of Net Assets)
715,990	Textron, Inc.	$19,603,806

	Air Freight & Logistics (1.8%)
168,520	FedEx Corp.	17,863,120

	Beverages (2.1%)
257,500	PepsiCo, Inc.	21,511,550

	Capital Markets (6.4%)
313,895	Ameriprise Financial, Inc.	27,936,655
516,000	State Street Corp.	35,949,720

	Total Capital Markets	63,886,375

	Chemicals (1.9%)
335,020	Du Pont (E.I.) de Nemours & Co.	19,327,304

	Commercial Services & Supplies (2.8%)
239,600	ADT Corp. (The) (1)	9,603,168
544,200	Tyco International, Ltd.	18,943,602

	Total Commercial Services & Supplies	28,546,770

	Communications Equipment (2.7%)
1,063,385	Cisco Systems, Inc.	27,169,487

	Computers & Peripherals (2.2%)
550,475	Seagate Technology PLC (Netherlands)	22,519,932

	Consumer Finance (3.6%)
234,535	American Express Co.	17,301,647
783,935	SLM Corp.	19,371,034

	Total Consumer Finance	36,672,681

	Containers & Packaging (3.0%)
213,900	Avery Dennison Corp.	9,567,747
113,515	MeadWestvaco Corp.	4,194,379
299,700	Packaging Corp. of America	16,120,863

	Total Containers & Packaging	29,882,989

	Diversified Financial Services (6.4%)
552,000	Citigroup, Inc.	28,781,280
631,294	JPMorgan Chase & Co.	35,182,015

	Total Diversified Financial Services	63,963,295

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (2.8%)
556,290	AT&T, Inc.	$19,620,348
1,050,354	Windstream Corp.	8,770,456

	Total Diversified Telecommunication Services	28,390,804

	Electric Utilities (1.9%)
402,900	American Electric Power Co., Inc.	18,674,415

	Electronic Equipment, Instruments & Components (3.2%)
779,190	Corning, Inc.	11,835,896
395,400	TE Connectivity, Ltd.	20,181,216

	Total Electronic Equipment, Instruments & Components	32,017,112

	Energy Equipment & Services (5.1%)
336,000	Baker Hughes, Inc.	15,936,480
334,900	Ensco PLC (United Kingdom)	19,203,166
537,360	Nabors Industries, Ltd. (1)	8,269,970
159,500	Transocean, Ltd.	7,522,020

	Total Energy Equipment & Services	50,931,636

	Food Products (4.1%)
331,500	Campbell Soup Co.	15,514,200
170,410	Kraft Foods Group, Inc. (1)	9,641,798
525,250	Mondelez International, Inc.	16,424,567

	Total Food Products	41,580,565

	Health Care Equipment & Supplies (2.0%)
310,950	Medtronic, Inc.	17,176,878
37,690	Teleflex, Inc.	2,993,717

	Total Health Care Equipment & Supplies	20,170,595

	Household Durables (1.0%)
297,271	Lennar Corp.	10,068,569

	Industrial Conglomerates (6.5%)
1,468,050	General Electric Co.	35,776,378
935,445	Koninklijke Philips Electronics N.V. (Netherlands)	29,737,797

	Total Industrial Conglomerates	65,514,175

	Insurance (5.4%)
330,700	Allstate Corp. (The)	16,859,086
221,340	MetLife, Inc.	10,717,283

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Insurance (Continued)
323,300	Travelers Cos., Inc. (The)	$27,011,715

	Total Insurance	54,588,084

	Life Sciences Tools & Services (1.1%)
126,600	Thermo Fisher Scientific, Inc.	11,534,526

	Machinery (1.2%)
192,597	Pentair, Ltd.	11,763,825

	Media (5.7%)
530,450	Comcast Corp.	23,912,686
832,100	Regal Entertainment Group	15,685,085
278,719	Time Warner, Inc.	17,353,045

	Total Media	56,950,816

	Oil, Gas & Consumable Fuels (4.1%)
239,260	Chevron Corp.	30,120,441
307,900	Valero Energy Corp.	11,013,583

	Total Oil, Gas & Consumable Fuels	41,134,024

	Personal Products (1.0%)
432,105	Avon Products, Inc.	9,877,920

	Pharmaceuticals (5.4%)
194,800	Johnson & Johnson	18,213,800
1,219,800	Pfizer, Inc.	35,654,754

	Total Pharmaceuticals	53,868,554

	REIT (1.3%)
598,900	Kimco Realty Corp.	13,505,195

	Semiconductors & Semiconductor Equipment (3.6%)
701,035	Intel Corp.	16,334,116
368,160	Maxim Integrated Products, Inc.	10,529,376
245,900	Microchip Technology, Inc.	9,772,066

	Total Semiconductors & Semiconductor Equipment	36,635,558

	Specialty Retail (4.3%)
449,000	Gap, Inc. (The)	20,609,100
281,314	Home Depot, Inc. (The)	22,232,245

	Total Specialty Retail	42,841,345

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (1.4%)
927,000	New York Community Bancorp, Inc.	$14,062,590

	Total Common Stock (Cost: $748,933,161) (96.0%)	965,057,617

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $23,249,391) (2.3%)
$23,249,391	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $25,575,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22, valued at $23,716,695) (Total Amount to be Received Upon Repurchase $23,249,397)	23,249,391

	Total Investments (Cost: $772,182,552) (98.3%)	988,307,008
	Excess of Other Assets over Liabilities (1.7%)	16,647,429

	Net Assets (100.0%)	$1,004,954,437

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Air Freight & Logistics	1.8
Beverages	2.1
Capital Markets	6.4
Chemicals	1.9
Commercial Services & Supplies	2.8
Communications Equipment	2.7
Computers & Peripherals	2.2
Consumer Finance	3.6
Containers & Packaging	3.0
Diversified Financial Services	6.4
Diversified Telecommunication Services	2.8
Electric Utilities	1.9
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	5.1
Food Products	4.1
Health Care Equipment & Supplies	2.0
Household Durables	1.0
Industrial Conglomerates	6.5
Insurance	5.4
Life Sciences Tools & Services	1.1
Machinery	1.2
Media	5.7
Oil, Gas & Consumable Fuels	4.1
Personal Products	1.0
Pharmaceuticals	5.4
REIT	1.3
Semiconductors & Semiconductor Equipment	3.6
Specialty Retail	4.3
Thrifts & Mortgage Finance	1.4
Short-Term Investments	2.3

Total	98.3%

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.5% of Net Assets)
203	BE Aerospace, Inc. (1)	$14,151
152	HEICO Corp.	8,634
158	Precision Castparts Corp.	35,032

	Total Aerospace & Defense	57,817

	Auto Components (1.2%)
302	BorgWarner, Inc. (1)	28,820

	Automobiles (0.4%)
64	Tesla Motors, Inc. (1)	8,594

	Beverages (1.1%)
389	Beam, Inc.	25,281

	Biotechnology (3.2%)
289	Ariad Pharmaceuticals, Inc. (1)	5,370
450	BioMarin Pharmaceutical, Inc. (1)	29,092
163	Celgene Corp. (1)	23,938
131	Cepheid, Inc. (1)	4,568
650	Ironwood Pharmaceuticals, Inc. (1)	7,956
73	Theravance, Inc. (1)	2,815

	Total Biotechnology	73,739

	Capital Markets (3.0%)
815	Charles Schwab Corp. (The)	18,003
246	Stifel Financial Corp. (1)	9,262
554	T. Rowe Price Group, Inc.	41,683

	Total Capital Markets	68,948

	Chemicals (2.3%)
451	Praxair, Inc.	54,197

	Commercial Banks (0.3%)
91	SVB Financial Group (1)	7,937

	Commercial Services & Supplies (0.9%)
519	ADT Corp. (The)	20,802

	Communications Equipment (4.7%)
781	Aruba Networks, Inc. (1)	13,886
275	Palo Alto Networks, Inc. (1)	13,458

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Communications Equipment (Continued)
1,252	QUALCOMM, Inc.	$80,817

	Total Communications Equipment	108,161

	Electrical Equipment (1.2%)
212	Roper Industries, Inc.	26,704

	Electronic Equipment, Instruments & Components (1.1%)
214	Cognex Corp.	11,366
109	FEI Co.	8,442
109	IPG Photonics Corp. (1)	6,638

	Total Electronic Equipment, Instruments & Components	26,446

	Energy Equipment & Services (7.0%)
37	Core Laboratories N.V. (Netherlands)	5,535
86	Dril-Quip, Inc. (1)	7,818
493	FMC Technologies, Inc. (1)	26,277
128	Forum Energy Technologies, Inc. (1)	3,697
666	Halliburton Co.	30,096
211	National Oilwell Varco, Inc.	14,806
529	Oceaneering International, Inc.	42,897
377	Schlumberger, Ltd.	30,661

	Total Energy Equipment & Services	161,787

	Food & Staples Retailing (5.8%)
526	Costco Wholesale Corp.	61,695
726	CVS Caremark Corp.	44,642
153	Fresh Market, Inc. (The) (1)	8,075
116	Pricesmart, Inc.	10,559
147	United Natural Foods, Inc. (1)	8,614

	Total Food & Staples Retailing	133,585

	Food Products (2.3%)
152	Hain Celestial Group, Inc. (The) (1)	11,090
197	Mead Johnson Nutrition Co.	14,349
881	Mondelez International, Inc.	27,549

	Total Food Products	52,988

	Health Care Equipment & Supplies (1.0%)
610	Endologix, Inc. (1)	9,534

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (Continued)
36	Intuitive Surgical, Inc. (1)	$13,968

	Total Health Care Equipment & Supplies	23,502

	Health Care Providers & Services (0.4%)
343	HMS Holdings Corp. (1)	8,297

	Health Care Technology (4.1%)
272	athenahealth, Inc. (1)	30,450
1,328	Cerner Corp. (1)	65,072

	Total Health Care Technology	95,522

	Hotels, Restaurants & Leisure (3.2%)
940	Arcos Dorados Holdings, Inc.	11,336
273	BJ’s Restaurants, Inc. (1)	9,730
617	Starbucks Corp.	43,955
154	Starwood Hotels & Resorts Worldwide, Inc.	10,187

	Total Hotels, Restaurants & Leisure	75,208

	Household Durables (0.4%)
141	Harman International Industries, Inc. (1)	8,535

	Insurance (3.0%)
752	ACE, Ltd.	68,718

	Internet & Catalog Retail (3.2%)
149	Amazon.com, Inc. (1)	44,882
32	Priceline.com, Inc. (1)	28,021

	Total Internet & Catalog Retail	72,903

	Internet Software & Services (5.6%)
273	Equinix, Inc. (1)	48,962
50	Google, Inc. (1)	44,380
172	LinkedIn Corp. (1)	35,052

	Total Internet Software & Services	128,394

	IT Services (1.5%)
202	Visa, Inc.	35,756

	Leisure Equipment & Products (0.1%)
16	Polaris Industries, Inc.	1,794

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (1.5%)
68	Illumina, Inc. (1)	$5,428
395	Life Technologies Corp. (1)	29,467

	Total Life Sciences Tools & Services	34,895

	Machinery (1.5%)
143	AGCO Corp. (1)	8,044
85	Chart Industries, Inc. (1)	9,664
9	Graco, Inc.	628
142	Wabtec Corp.	8,245
196	Woodward, Inc.	8,020

	Total Machinery	34,601

	Media (0.3%)
120	AMC Networks, Inc. (1)	8,191

	Metals & Mining (1.2%)
406	Allegheny Technologies, Inc.	11,194
723	Silver Wheaton Corp.	16,607

	Total Metals & Mining	27,801

	Multiline Retail (1.2%)
382	Target Corp.	27,218

	Oil, Gas & Consumable Fuels (1.5%)
1,485	Denbury Resources, Inc. (1)	25,988
51	Gulfport Energy Corp. (1)	2,713
106	Whiting Petroleum Corp. (1)	5,456

	Total Oil, Gas & Consumable Fuels	34,157

	Personal Products (1.2%)
429	Estee Lauder Cos., Inc. (The)	28,164

	Pharmaceuticals (2.4%)
611	Allergan, Inc.	55,674

	Professional Services (1.2%)
447	Verisk Analytics, Inc. (1)	28,769

	REIT (1.6%)
536	American Tower Corp.	37,943

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Road & Rail (3.6%)
505	J.B. Hunt Transport Services, Inc.	$37,840
82	Kansas City Southern (1)	8,836
226	Union Pacific Corp.	35,841

	Total Road & Rail	82,517

	Semiconductors & Semiconductor Equipment (4.2%)
862	ARM Holdings PLC (SP ADR) (United Kingdom)	34,609
740	Avago Technologies, Ltd. (1)	27,143
676	Broadcom Corp.	18,638
165	Mellanox Technologies, Ltd. (1)	7,532
589	NVIDIA Corp.	8,499

	Total Semiconductors & Semiconductor Equipment	96,421

	Software (8.3%)
174	ANSYS, Inc. (1)	13,892
136	MicroStrategy, Inc. (1)	12,921
86	NetSuite, Inc. (1)	8,075
1,678	Salesforce.com, Inc. (1)	73,412
200	ServiceNow, Inc. (1)	8,716
658	Splunk, Inc. (1)	32,907
46	Ultimate Software Group, Inc. (The) (1)	6,224
268	VMware, Inc. (1)	22,027
185	Workday, Inc. (1)	12,634

	Total Software	190,808

	Specialty Retail (2.2%)
166	CarMax, Inc. (1)	8,141
140	DSW, Inc.	10,610
305	Tiffany & Co.	24,250
83	Ulta Salon, Cosmetics & Fragrance, Inc. (1)	8,375

	Total Specialty Retail	51,376

	Textiles, Apparel & Luxury Goods (2.4%)
336	Fifth & Pacific Cos., Inc. (1)	8,004
129	Gildan Activewear, Inc.	5,760
382	Michael Kors Holdings, Ltd. (1)	25,724
241	Under Armour, Inc. (1)	16,178

	Total Textiles, Apparel & Luxury Goods	55,666

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Trading Companies & Distributors (2.8%)
1,147	Fastenal Co.	$56,215
94	MSC Industrial Direct Co., Inc.	7,609

	Total Trading Companies & Distributors	63,824

	Total Common Stock (Cost: $1,836,802) (96.6%)	2,232,460

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $74,453) (3.2%)
$74,453	State Street Bank & Trust Company, 0.01%, due 08/01/13, (collateralized by $85,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $79,931) (Total Amount to be Received Upon Repurchase $74,453)	74,453

	Total Investments (Cost: $1,911,255) (99.8%)	2,306,913
	Excess of Other Assets over Liabilities (0.2%)	4,157

	Net Assets (100.0%)	$2,311,070

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Auto Components	1.2
Automobiles	0.4
Beverages	1.1
Biotechnology	3.2
Capital Markets	3.0
Chemicals	2.3
Commercial Banks	0.3
Commercial Services & Supplies	0.9
Communications Equipment	4.7
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	7.0
Food & Staples Retailing	5.8
Food Products	2.3
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.4
Health Care Technology	4.1
Hotels, Restaurants & Leisure	3.2
Household Durables	0.4
Insurance	3.0
Internet & Catalog Retail	3.2
Internet Software & Services	5.6
IT Services	1.5
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	1.5
Machinery	1.5
Media	0.3
Metals & Mining	1.2
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	1.5
Personal Products	1.2
Pharmaceuticals	2.4
Professional Services	1.2
REIT	1.6
Road & Rail	3.6
Semiconductors & Semiconductor Equipment	4.2
Software	8.3
Specialty Retail	2.2
Textiles, Apparel & Luxury Goods	2.4
Trading Companies & Distributors	2.8
Short-Term Investments	3.2

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.9% of Net Assets)
13,200	BE Aerospace, Inc. (1)	$920,172

	Auto Components (1.7%)
5,493	BorgWarner, Inc. (1)	524,197

	Automobiles (1.6%)
3,600	Tesla Motors, Inc. (1)	483,408

	Beverages (2.3%)
12,000	Monster Beverage Corp. (1)	731,880

	Biotechnology (3.5%)
16,800	Ariad Pharmaceuticals, Inc. (1)	312,144
6,800	BioMarin Pharmaceutical, Inc. (1)	439,620
29,200	Ironwood Pharmaceuticals, Inc. (1)	357,408

	Total Biotechnology	1,109,172

	Capital Markets (2.4%)
9,900	T. Rowe Price Group, Inc.	744,876

	Communications Equipment (4.1%)
34,400	Aruba Networks, Inc. (1)	611,632
13,372	Palo Alto Networks, Inc. (1)	654,426

	Total Communications Equipment	1,266,058

	Electrical Equipment (2.5%)
7,557	AMETEK, Inc.	349,738
4,544	Rockwell Automation, Inc.	440,087

	Total Electrical Equipment	789,825

	Electronic Equipment, Instruments & Components (1.5%)
6,210	FEI Co.	480,965

	Energy Equipment & Services (4.9%)
3,879	Core Laboratories N.V. (Netherlands)	580,298
4,979	Dril-Quip, Inc. (1)	452,641
6,130	Oceaneering International, Inc.	497,082

	Total Energy Equipment & Services	1,530,021

	Food & Staples Retailing (3.0%)
5,900	Fresh Market, Inc. (The) (1)	311,402

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Food & Staples Retailing (Continued)
6,866	Pricesmart, Inc.	$625,012

	Total Food & Staples Retailing	936,414

	Food Products (2.6%)
11,200	Hain Celestial Group, Inc. (The) (1)	817,152

	Health Care Equipment & Supplies (3.1%)
2,500	Intuitive Surgical, Inc. (1)	970,000

	Health Care Technology (4.1%)
7,271	athenahealth, Inc. (1)	813,989
9,800	Cerner Corp. (1)	480,200

	Total Health Care Technology	1,294,189

	Hotels, Restaurants & Leisure (5.0%)
53,155	Arcos Dorados Holdings, Inc.	641,049
12,500	BJ’s Restaurants, Inc. (1)	445,500
3,600	Wynn Resorts, Ltd. (1)	479,268

	Total Hotels, Restaurants & Leisure	1,565,817

	Insurance (2.5%)
8,558	ACE, Ltd. (1)	782,030

	Internet Software & Services (2.1%)
3,180	LinkedIn Corp. (1)	648,052

	Leisure Equipment & Products (0.3%)
836	Polaris Industries, Inc.	93,749

	Life Sciences Tools & Services (1.1%)
4,300	Illumina, Inc. (1)	343,226

	Machinery (4.6%)
6,894	Cummins, Inc.	835,484
1,533	Nordson Corp.	110,621
8,328	Wabtec Corp.	483,524

	Total Machinery	1,429,629

	Media (1.9%)
7,400	Discovery Communications, Inc. (1)	589,928

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Metals & Mining (2.0%)
23,055	Allegheny Technologies, Inc.	$635,626

	Pharmaceuticals (1.7%)
17,741	Zoetis, Inc.	528,859

	Semiconductors & Semiconductor Equipment (3.6%)
12,668	ARM Holdings PLC (SP ADR) (United Kingdom)	508,620
42,300	NVIDIA Corp.	610,389

	Total Semiconductors & Semiconductor Equipment	1,119,009

	Software (12.6%)
10,100	ANSYS, Inc. (1)	806,384
4,919	NetSuite, Inc. (1)	461,845
10,926	ServiceNow, Inc. (1)	476,155
15,585	Splunk, Inc. (1)	779,406
3,800	Ultimate Software Group, Inc. (The) (1)	514,140
13,260	Workday, Inc. (1)	905,525

	Total Software	3,943,455

	Specialty Retail (7.0%)
6,472	CarMax, Inc. (1)	317,387
14,895	Dick’s Sporting Goods, Inc.	765,752
8,242	DSW, Inc.	624,661
4,698	Ulta Salon, Cosmetics & Fragrance, Inc. (1)	474,028

	Total Specialty Retail	2,181,828

	Textiles, Apparel & Luxury Goods (6.0%)
18,923	Fifth & Pacific Cos., Inc. (1)	450,746
11,445	Gildan Activewear, Inc. (1)	511,019
13,715	Under Armour, Inc. (1)	920,688

	Total Textiles, Apparel & Luxury Goods	1,882,453

	Trading Companies & Distributors (3.3%)
9,200	Fastenal Co.	450,892
7,259	MSC Industrial Direct Co., Inc.	587,616

	Total Trading Companies & Distributors	1,038,508

	Total Common Stock (Cost: $21,610,734) (93.9%)	29,380,498

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $676,364) (2.1%)
$676,364	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $745,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22 valued at $690,868) (Total Amount to be Received Upon Repurchase $676,364)	$676,364

	Total Investments (Cost: $22,287,098) (96.0%)	30,056,862
	Excess of Other Assets over Liabilities (4.0%)	1,236,972

	Net Assets (100.0%)	$31,293,834

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.9%
Auto Components	1.7
Automobiles	1.6
Beverages	2.3
Biotechnology	3.5
Capital Markets	2.4
Communications Equipment	4.1
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	4.9
Food & Staples Retailing	3.0
Food Products	2.6
Health Care Equipment & Supplies	3.1
Health Care Technology	4.1
Hotels, Restaurants & Leisure	5.0
Insurance	2.5
Internet Software & Services	2.1
Leisure Equipment & Products	0.3
Life Sciences Tools & Services	1.1
Machinery	4.6
Media	1.9
Metals & Mining	2.0
Pharmaceuticals	1.7
Semiconductors & Semiconductor Equipment	3.6
Software	12.6
Specialty Retail	7.0
Textiles, Apparel & Luxury Goods	6.0
Trading Companies & Distributors	3.3
Short-Term Investments	2.1

Total	96.0%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Australia (2.6% of Net Assets)
500	BHP Billiton, Ltd. (SP ADR)	$31,365
3,000	carsales.com, Ltd.	26,819

	Total Australia (Cost: $59,295)	58,184

	Brazil (2.7%)
3,000	BR Properties S.A.	24,854
1,440	Cielo S.A.	35,499

	Total Brazil (Cost: $57,307)	60,353

	Cambodia (Cost: $14,086) (0.9%)
25,000	NagaCorp, Ltd.	19,489

	Canada (12.1%)
1,000	Alaris Royalty Corp.	33,103
3,000	First Quantum Minerals, Ltd.	48,194
1,500	Franco-Nevada Corp.	63,285
3,000	New Gold, Inc. (1)	21,930
1,000	Silver Wheaton Corp.	22,970
1,000	Suncor Energy, Inc.	31,630
1,000	Teck Resources, Ltd. — Class B	23,430
300	West Fraser Timber Co., Ltd.	27,345

	Total Canada (Cost: $249,721)	271,887

	China (7.8%)
4,000	AIA Group, Ltd.	18,933
300	Baidu.com, Inc. (SP ADR) (1)	39,693
20,000	Chow Tai Fook Jewellery Group, Ltd.	25,566
4,000	ENN Energy Holdings, Ltd.	22,139
20,000	Greentown China Holdings, Ltd. (1)	39,713
10,000	Shenzhou International Group Holdings, Ltd.	28,230

	Total China (Cost: $146,022)	174,274

	France (Cost: $29,620) (1.4%)
4,000	Groupe Eurotunnel S.A.	31,381

	Ireland (3.1%)
200,000	Bank of Ireland (1)	45,084

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Ireland (Continued)
60,000	Kenmare Resources PLC (1)	$24,097

	Total Ireland (Cost: $76,643)	69,181

	Italy (Cost: $26,569) (1.1%)
50,000	Banca Popolare di Milano Scarl (1)	24,548

	Japan (26.2%)
400	Astellas Pharma, Inc.	21,393
1,000	Avex Group Holdings, Inc.	34,287
400	Don Quijote Co., Ltd.	20,921
700	Hikari Tsushin, Inc.	43,007
1,000	Japan Airport Terminal Co., Ltd.	18,700
1,000	Kakaku.com, Inc.	34,614
300	Lawson, Inc.	23,509
4,000	Mitsubishi UFJ Financial Group, Inc.	24,812
700	Oracle (Japan) Corp.	27,268
1,700	Park24 Co., Ltd.	31,296
2,000	Rakuten, Inc.	27,025
4,000	Resona Holdings, Inc.	19,847
2,000	SBI Holdings, Inc.	20,927
200	Shimano, Inc.	18,029
800	Softbank Corp.	50,781
1,700	Start Today Co., Ltd.	35,112
1,000	Sumitomo Realty & Development Co., Ltd.	41,781
3,000	Tokai Tokyo Financial Holdings, Inc.	22,247
700	Tokio Marine Holdings, Inc.	22,342
2,000	Wacom Co., Ltd.	16,112
60	Yahoo Japan Corp.	31,887

	Total Japan (Cost: $518,056)	585,897

	Jersey (3.2%)
2,300	Genel Energy PLC (1)	33,575
500	Randgold Resources, Ltd. (ADR)	37,135

	Total Jersey (Cost: $62,513)	70,710

	Mexico (2.6%)
2,000	Fresnillo PLC	31,407
10,000	OHL Mexico S.A.B. de C.V. (1)	26,377

	Total Mexico (Cost: $51,307)	57,784

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Norway (Cost: $24,613) (1.1%)
3,000	Opera Software ASA	$24,377

	Philippines (Cost: $20,879) (1.1%)
12,000	International Container Terminal Services, Inc.	25,324

	Portugal (Cost: $19,435) (0.9%)
20,000	Banco Espirito Santo S.A. (1)	19,474

	Russia (4.6%)
5,000	Gazprom OAO (SP ADR) (1)	38,850
19,000	Moscow Exchange MICEX-RTS OAO	32,303
1,000	Yandex N.V. (1)	32,500

	Total Russia (Cost: $90,617)	103,653

	Singapore (Cost: $26,737) (1.2%)
15,000	Ezion Holdings, Ltd.	26,146

	South Africa (Cost: $21,914) (0.9%)
8,000	Growthpoint Properties, Ltd.	20,156

	South Korea (2.3%)
1,000	Kangwon Land, Inc. (1)	25,453
100	NHN Corp.	26,084

	Total South Korea (Cost: $56,125)	51,537

	Spain (Cost: $27,384) (1.2%)
1,000	Bolsas y Mercados Espanoles S.A.	27,631

	Sri Lanka (Cost: $29,690) (1.3%)
15,000	John Keells Holdings PLC	29,725

	Sweden (Cost: $26,630) (1.3%)
1,000	Investment AB Kinnevik — B Shares	30,104

	Thailand (Cost: $20,595) (1.3%)
5,000	Airports of Thailand PCL	28,402

	United Kingdom (8.0%)
25,000	Blinkx PLC (1)	49,581
1,500	Hargreaves Lansdown PLC	22,374
7,000	Moneysupermarket.com Group PLC	19,205

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	United Kingdom (Continued)
10,000	Optimal Payments PLC (1)	$28,600
3,750	Playtech, Ltd.	39,685
1,500	Telecity Group PLC	20,266

	Total United Kingdom (Cost: $153,684)	179,711

	United States (5.1%)
1,500	Coastal Energy Co. (1)	20,825
500	Royal Gold, Inc.	25,845
14,000	Samsonite International S.A.	38,317
2,000	Tahoe Resources, Inc. (1)	30,260

	Total United States (Cost: $114,311)	115,247

	Total Common Stock (Cost: $1,923,753) (94.0%)	2,105,175

	Warrant
	Greece (Cost: $0) (1.8%)
42,945	Alpha Bank AE, Strike Price EUR0.45, Expires 12/10/17 (1)	41,135

Contracts	Purchased Options
	Currency Options (2.3%)
5,000	JPY Put, Expires 11/17/15, Strike Price JPY100.00 (2)	28,917
10,000	JPY Put, Expires 02/25/16, Strike Price JPY115.00 (2)	22,651

	Total Purchased Options (Cost: $32,200)	51,568

	Total Investments (Cost: $1,955,953) (98.1%)	2,197,878
	Excess of Other Assets over Liabilities (1.9%)	42,086

	Total Net Assets (100.0%)	$2,239,964

Notes to the Schedule of Investments:

EUR	-	Euro Currency.
JPY	-	Japanese Yen.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Over-the-counter traded option; Counterparty — Morgan Stanley.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Capital Markets	8.1%
Commercial Banks	6.0
Commercial Services & Supplies	1.4
Computers & Peripherals	0.7
Diversified Financial Services	3.9
Energy Equipment & Services	1.2
Food & Staples Retailing	1.1
Gas Utilities	1.0
Hotels, Restaurants & Leisure	2.0
Industrial Conglomerates	1.3
Insurance	1.8
Internet & Catalog Retail	2.8
Internet Software & Services	13.7
IT Services	2.9
Leisure Equipment & Products	0.8
Media	1.5
Metals & Mining	16.1
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	5.5
Paper & Forest Products	1.2
Pharmaceuticals	1.0
Real Estate Management & Development	3.8
Software	3.0
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	3.0
Transportation Infrastructure	5.8
Wireless Telecommunication Services	2.3
Purchased Options	2.3

Total	98.1%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Australia (3.1% of Net Assets)
100,000	Papillon Resources, Ltd. (1)	$97,155
175,000	Regis Resources, Ltd. (1)	557,557
60,000	Sandfire Resources NL (1)	295,226

	Total Australia (Cost: $885,480)	949,938

	Brazil (Cost: $426,271) (1.4%)
50,000	BR Properties S.A. (1)	414,228

	Canada (17.9%)
3,750,000	Africa Hydrocarbons, Inc. (1)(2)	255,574
15,000	Alaris Royalty Corp.	496,544
100,000	B2Gold Corp. (1)	293,000
500,000	Banro Corp. (1)	442,995
140,000	Centerra Gold, Inc.	620,193
200,000	Colossus Minerals, Inc. (1)	136,306
30,000	Continental Gold, Ltd. (1)	118,878
93,500	Electrovaya, Inc. (1)	54,620
70,000	Gabriel Resources, Ltd. (1)	110,408
4,500,000	Ivernia, Inc. (1)(2)	547,658
138,500	Luna Gold Corp. (1)	186,087
200,000	Mart Resources, Inc.	292,085
450,000	Mawson Resources, Ltd. (1)(2)	258,495
160,000	Nevsun Resources, Ltd. (1)	538,993
200,000	Romarco Minerals, Inc. (1)	97,361
1,000,000	Shamaran Petroleum Corp. (1)	374,842
450,000	WesternZagros Resources, Ltd. (1)	639,665

	Total Canada (Cost: $6,726,830)	5,463,704

	China (4.5%)
300,000	Greentown China Holdings, Ltd. (1)	595,699
125,000	Luk Fook Holdings International, Ltd.	350,869
800,000	Newocean Energy Holdings, Ltd.	429,772

	Total China (Cost: $1,354,389)	1,376,340

	India (10.1%)
30,000	Bata India, Ltd.	479,811

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	India (Continued)
125,000	City Union Bank, Ltd.	$97,031
700,000	Development Credit Bank, Ltd. (1)	530,262
100,000	Motherson Sumi Systems, Ltd.	331,826
100,000	Phoenix Mills, Ltd. (2)	399,803
450,000	PTC India, Ltd.	330,560
80,000	Sunteck Realty, Ltd. (2)	478,908
150,000	Tribhovandas Bhimji Zaveri, Ltd.	417,587

	Total India (Cost: $3,592,855)	3,065,788

	Iraq (3.9%)
25,000	Awilco Drilling PLC	481,952
275,000	Gulf Keystone Petroleum, Ltd. (1)	700,321

	Total Iraq (Cost: $1,023,566)	1,182,273

	Ireland (3.4%)
2,500,000	Bank of Ireland (1)	563,556
1,200,000	Kenmare Resources PLC (1)	481,932

	Total Ireland (Cost: $1,225,173)	1,045,488

	Israel (Cost: $365,726) (1.8%)
450,000	Sarin Technologies, Ltd. (2)	534,682

	Japan (25.0%)
3,750	Accretive Co., Ltd. (1)	757,731
15,050	Avex Group Holdings, Inc.	516,013
350	Benefit One, Inc. (2)	606,253
5,000	Enigmo, Inc. (1)	305,146
9,000	Hikari Tsushin, Inc.	552,945
15,000	Kakaku.com, Inc.	519,207
1,000	Monex Group, Inc.	403,239
8,000	Nihon M&A Center, Inc.	531,271
30,000	PIA Corp. (2)	489,662
40,000	SBI Holdings, Inc.	418,541
20,000	Seria Co., Ltd.	639,120
25,000	Start Today Co., Ltd.	516,355
75,000	Tokai Tokyo Financial Holdings, Inc.	556,172
10,000	United Arrows, Ltd.	452,083

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Japan (Continued)
45,000	Wacom Co., Ltd.	$362,531

	Total Japan (Cost: $6,059,658)	7,626,269

	Jersey (Cost: $431,262) (1.7%)
200,000	Heritage Oil PLC (1)	503,568

	New Zealand (Cost: $767,245) (1.7%)
3,000,000	Bathurst Resources New Zealand Ltd. (1)	525,843

	Norway (4.9%)
350,000	Electromagnetic GeoServices AS (1)	550,069
60,000	Opera Software ASA	487,544
60,000	Spectrum ASA	451,059

	Total Norway (Cost: $1,575,054)	1,488,672

	Spain (Cost: $438,136) (1.4%)
16,000	Bolsas y Mercados Espanoles S.A.	442,102

	Sri Lanka (Cost: $494,838) (1.6%)
250,000	John Keells Holdings PLC	495,409

	Sweden (Cost: $325,774) (1.2%)
8,000	Modern Times Group AB — B Shares	376,530

	United Kingdom (9.1%)
400,000	Blinkx PLC (1)	793,294
250,000	Centamin PLC (1)	141,781
150,000	Moneysupermarket.com Group PLC	411,538
250,000	Optimal Payments PLC (1)	714,988
60,000	Playtech, Ltd.	634,955
1,000,000	Sable Mining Africa, Ltd. (1)(2)	85,570

	Total United Kingdom (Cost: $2,300,399)	2,782,126

	United States (Cost: $290,942) (1.0%)
20,000	Tahoe Resources, Inc. (1)	302,600

	Total Common Stock (Cost: $28,283,598) (93.7%)	28,575,560

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Warrant	Value
	Greece (Cost: $0) (2.0%)
644,176	Alpha Bank AE, Strike Price EUR0.45, Expires 12/10/17 (1)	617,025

Contracts	Purchased Options
	Currency Options (2.9%)
30,000	JPY Put, Expires 11/20/14, Strike Price JPY100.00 (3)	127,667
20,000	JPY Put, Expires 11/26/14, Strike Price JPY100.00 (3)	85,715
100,000	JPY Put, Expires 12/04/14, Strike Price JPY100.00 (3)	432,485
100,000	JPY Put, Expires 02/20/15, Strike Price JPY115.00 (3)	121,237
100,000	JPY Put, Expires 02/25/15, Strike Price JPY115.00 (3)	122,454

	Total Purchased Options (Cost: $532,600)	889,558

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $473,837) (1.6%)
473,837	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $515,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $484,290) (Total Amount to be Received Upon Repurchase $473,837)	473,837

	Total Investments (Cost: $29,290,035) (100.2%)	30,555,980
	Liabilities in Excess of Other Assets (-0.2%)	(55,211)

	Total Net Assets (100.0%)	$30,500,769

Notes to the Schedule of Investments:

EUR	-	Euro Currency.
JPY	-	Japanese Yen.

(1)		Non-income producing security.

(2)		Illiquid security.

(3)		Over-the-counter traded option; Counterparty — Morgan Stanley.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Auto Components	1.1%
Capital Markets	8.1
Commercial Banks	3.8
Computers & Peripherals	1.2
Diversified Consumer Services	1.6
Diversified Financial Services	3.9
Electrical Equipment	0.2
Energy Equipment & Services	4.9
Independent Power Producers & Energy Traders	1.1
Industrial Conglomerates	1.6
Internet & Catalog Retail	1.7
Internet Software & Services	8.2
IT Services	2.3
Machinery	1.8
Media	2.9
Metals & Mining	18.4
Multiline Retail	2.1
Oil, Gas & Consumable Fuels	11.3
Professional Services	3.7
Real Estate Management & Development	6.3
Software	2.1
Specialty Retail	5.8
Textiles, Apparel & Luxury Goods	1.6
Purchased Options	2.9
Short-Term Investments	1.6

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.8% of Net Assets)
585,475	Textron, Inc.	$16,030,305

	Auto Components (2.3%)
588,115	Dana Holding Corp.	12,850,313

	Beverages (1.9%)
126,100	PepsiCo, Inc.	10,534,394

	Capital Markets (6.3%)
181,450	Ameriprise Financial, Inc.	16,149,050
281,500	State Street Corp.	19,612,105

	Total Capital Markets	35,761,155

	Commercial Services & Supplies (3.1%)
138,612	ADT Corp. (The)	5,555,569
335,275	Tyco International, Ltd.	11,670,923

	Total Commercial Services & Supplies	17,226,492

	Communications Equipment (2.6%)
578,215	Cisco Systems, Inc.	14,773,393

	Computers & Peripherals (1.9%)
166,500	Western Digital Corp.	10,719,270

	Consumer Finance (4.3%)
208,345	American Express Co.	15,369,611
360,675	SLM Corp.	8,912,279

	Total Consumer Finance	24,281,890

	Containers & Packaging (1.9%)
62,575	MeadWestvaco Corp.	2,312,146
304,035	Sealed Air Corp.	8,281,914

	Total Containers & Packaging	10,594,060

	Diversified Financial Services (6.7%)
352,400	Citigroup, Inc.	18,374,136
353,768	JPMorgan Chase & Co.	19,715,491

	Total Diversified Financial Services	38,089,627

	Diversified Telecommunication Services (1.7%)
270,400	AT&T, Inc.	9,537,008

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Electric Utilities (1.8%)
223,350	American Electric Power Co., Inc.	$10,352,272

	Electronic Equipment, Instruments & Components (3.6%)
435,600	Corning, Inc.	6,616,764
267,325	TE Connectivity, Ltd.	13,644,268

	Total Electronic Equipment, Instruments & Components	20,261,032

	Energy Equipment & Services (5.3%)
256,950	Baker Hughes, Inc.	12,187,138
207,600	Ensco PLC (United Kingdom)	11,903,784
364,030	Nabors Industries, Ltd. (1)	5,602,422

	Total Energy Equipment & Services	29,693,344

	Food Products (1.6%)
285,150	Mondelez International, Inc.	8,916,641

	Health Care Equipment & Supplies (3.7%)
480,380	Hologic, Inc. (1)	10,904,626
185,100	Medtronic, Inc.	10,224,924

	Total Health Care Equipment & Supplies	21,129,550

	Health Care Providers & Services (2.3%)
94,865	Cigna Corp.	7,383,343
68,500	WellPoint, Inc.	5,860,860

	Total Health Care Providers & Services	13,244,203

	Household Durables (1.9%)
311,063	Lennar Corp.	10,535,704

	Household Products (1.7%)
95,900	Energizer Holdings, Inc.	9,762,620

	Independent Power Producers & Energy Traders (1.4%)
635,800	AES Corporation (The)	7,909,352

	Industrial Conglomerates (3.5%)
814,350	General Electric Co.	19,845,709

	Insurance (4.0%)
249,160	Hartford Financial Services Group, Inc.	7,689,078

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Insurance (Continued)
175,570	Travelers Cos., Inc. (The)	$14,668,873

	Total Insurance	22,357,951

	Life Sciences Tools & Services (1.2%)
75,300	Thermo Fisher Scientific, Inc.	6,860,583

	Machinery (3.1%)
106,102	Pentair, Ltd.	6,480,710
383,530	Terex Corp. (1)	11,306,465

	Total Machinery	17,787,175

	Media (5.0%)
436,200	Comcast Corp.	19,663,896
134,678	Time Warner, Inc.	8,385,052

	Total Media	28,048,948

	Oil, Gas & Consumable Fuels (4.7%)
138,800	Chevron Corp.	17,473,532
253,600	Valero Energy Corp.	9,071,272

	Total Oil, Gas & Consumable Fuels	26,544,804

	Pharmaceuticals (7.2%)
111,650	Johnson & Johnson	10,439,275
318,490	Mylan, Inc. (1)	10,688,524
668,850	Pfizer, Inc.	19,550,486

	Total Pharmaceuticals	40,678,285

	Semiconductors & Semiconductor Equipment (3.9%)
420,000	Applied Materials, Inc.	6,850,200
388,700	Intel Corp.	9,056,710
126,700	Lam Research Corp. (1)	6,236,174

	Total Semiconductors & Semiconductor Equipment	22,143,084

	Specialty Retail (5.9%)
57,500	Abercrombie & Fitch Co.	2,867,525
306,120	Gap, Inc. (The)	14,050,908
205,000	Home Depot, Inc. (The)	16,201,150

	Total Specialty Retail	33,119,583

	Total Common Stock (Cost: $365,743,339) (97.3%)	549,588,747

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $23,141,637) (4.1%)
$23,141,637	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $25,455,000 Federal Home Loan Mortgage Corp., 2.08%, due 10/17/22, valued at $23,605,414) (Total Amount to be Received Upon Repurchase $23,141,644)	$23,141,637

	Total Investments (Cost: $388,884,976) (101.4%)	572,730,384
	Liabilities in Excess of Other Assets (-1.4%)	(7,715,619)

	Net Assets (100.0%)	$565,014,765

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.8%
Auto Components	2.3
Beverages	1.9
Capital Markets	6.3
Commercial Services & Supplies	3.1
Communications Equipment	2.6
Computers & Peripherals	1.9
Consumer Finance	4.3
Containers & Packaging	1.9
Diversified Financial Services	6.7
Diversified Telecommunication Services	1.7
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	3.6
Energy Equipment & Services	5.3
Food Products	1.6
Health Care Equipment & Supplies	3.7
Health Care Providers & Services	2.3
Household Durables	1.9
Household Products	1.7
Independent Power Producers & Energy Traders	1.4
Industrial Conglomerates	3.5
Insurance	4.0
Life Sciences Tools & Services	1.2
Machinery	3.1
Media	5.0
Oil, Gas & Consumable Fuels	4.7
Pharmaceuticals	7.2
Semiconductors & Semiconductor Equipment	3.9
Specialty Retail	5.9
Short-Term Investments	4.1

Total	101.4%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.7% of Net Assets)
253,710	Precision Castparts Corp.	$56,252,581

	Biotechnology (5.1%)
599,870	BioMarin Pharmaceutical, Inc. (1)	38,781,596
262,800	Celgene Corp. (1)	38,594,808

	Total Biotechnology	77,376,404

	Capital Markets (1.9%)
1,299,150	Charles Schwab Corp. (The)	28,698,224

	Chemicals (2.9%)
368,800	Praxair, Inc.	44,318,696

	Communications Equipment (4.9%)
1,164,783	QUALCOMM, Inc.	75,186,743

	Energy Equipment & Services (8.4%)
339,600	National Oilwell Varco, Inc.	23,829,732
679,130	Oceaneering International, Inc.	55,070,651
606,066	Schlumberger, Ltd.	49,291,348

	Total Energy Equipment & Services	128,191,731

	Food & Staples Retailing (2.5%)
321,274	Costco Wholesale Corp.	37,682,227

	Food Products (1.5%)
312,800	Mead Johnson Nutrition Co.	22,784,352

	Health Care Technology (5.8%)
275,200	athenahealth, Inc. (1)	30,808,640
1,180,762	Cerner Corp. (1)	57,857,338

	Total Health Care Technology	88,665,978

	Hotels, Restaurants & Leisure (4.6%)
993,215	Starbucks Corp.	70,756,637

	Insurance (4.0%)
662,700	ACE, Ltd.	60,557,526

	Internet & Catalog Retail (7.5%)
239,650	Amazon.com, Inc. (1)	72,187,373

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (Continued)
48,900	Priceline.com, Inc. (1)	$42,820,263

	Total Internet & Catalog Retail	115,007,636

	Internet Software & Services (10.8%)
254,020	Equinix, Inc. (1)	45,558,487
79,754	Google, Inc. (1)	70,789,650
235,600	LinkedIn Corp. (1)	48,012,924

	Total Internet Software & Services	164,361,061

	IT Services (3.8%)
324,906	Visa, Inc.	57,511,611

	Metals & Mining (1.7%)
1,163,720	Silver Wheaton Corp.	26,730,648

	Pharmaceuticals (2.7%)
452,825	Allergan, Inc.	41,261,414

	Professional Services (3.0%)
719,350	Verisk Analytics, Inc. (1)	46,297,366

	REIT (4.0%)
861,732	American Tower Corp.	61,002,008

	Semiconductors & Semiconductor Equipment (2.7%)
1,033,275	ARM Holdings PLC (SP ADR) (United Kingdom)	41,485,991

	Software (8.6%)
1,503,448	Salesforce.com, Inc. (1)	65,775,850
609,800	Splunk, Inc. (1)	30,496,098
427,410	VMware, Inc. (1)	35,128,828

	Total Software	131,400,776

	Specialty Retail (2.6%)
491,320	Tiffany & Co.	39,064,853

	Trading Companies & Distributors (3.0%)
943,577	Fastenal Co.	46,244,709

	Total Common Stock (Cost: $1,067,370,727) (95.7%)	1,460,839,172

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $57,817,089) (3.8%)
$57,817,089	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $62,715,000 Federal National Mortgage Association, 2.17%, due 10/17/22, valued at $58,975,242) (Total Amount to be Received Upon Repurchase $57,817,105)	$57,817,089

	Total Investments (Cost: $1,125,187,816) (99.5%)	1,518,656,261
	Excess of Other Assets over Liabilities (0.5%)	8,004,115

	Net Assets (100.0%)	$1,526,660,376

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	3.7%
Biotechnology	5.1
Capital Markets	1.9
Chemicals	2.9
Communications Equipment	4.9
Energy Equipment & Services	8.4
Food & Staples Retailing	2.5
Food Products	1.5
Health Care Technology	5.8
Hotels, Restaurants & Leisure	4.6
Insurance	4.0
Internet & Catalog Retail	7.5
Internet Software & Services	10.8
IT Services	3.8
Metals & Mining	1.7
Pharmaceuticals	2.7
Professional Services	3.0
REIT	4.0
Semiconductors & Semiconductor Equipment	2.7
Software	8.6
Specialty Retail	2.6
Trading Companies & Distributors	3.0
Short-Term Investments	3.8

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.5% of Net Assets)
83,950	HEICO Corp.	$4,768,360

	Auto Components (1.6%)
106,300	Dorman Products, Inc.	5,004,604

	Beverages (1.5%)
25,400	Boston Beer Co., Inc. (1)	4,546,092

	Biotechnology (5.5%)
57,000	Agios Pharmaceuticals, Inc. (1)	1,662,120
138,400	Ariad Pharmaceuticals, Inc. (1)	2,571,472
76,500	Celldex Therapeutics, Inc. (1)	1,566,720
74,406	Cepheid, Inc. (1)	2,594,538
66,400	Hyperion Therapeutics, Inc. (1)	1,663,320
329,542	Ironwood Pharmaceuticals, Inc. (1)	4,033,594
58,840	OncoMed Pharmaceuticals, Inc. (1)	1,187,391
41,366	Theravance, Inc. (1)	1,595,073

	Total Biotechnology	16,874,228

	Building Products (2.5%)
200,045	Ply Gem Holdings, Inc. (1)	3,748,843
81,800	Trex Co., Inc. (1)	3,872,412

	Total Building Products	7,621,255

	Capital Markets (4.0%)
58,393	Artisan Partners Asset Management, Inc. (1)	3,094,829
91,910	Greenhill & Co., Inc.	4,626,749
346,600	WisdomTree Investments, Inc. (1)	4,488,470

	Total Capital Markets	12,210,048

	Commercial Banks (1.6%)
145,200	Independent Bank Group, Inc. (1)	5,050,056

	Communications Equipment (7.9%)
612,887	Aruba Networks, Inc. (1)	10,897,131
177,300	Palo Alto Networks, Inc. (1)	8,677,062
364,600	Ruckus Wireless, Inc. (1)	4,852,826

	Total Communications Equipment	24,427,019

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Diversified Consumer Services (1.6%)
96,164	MarketAxess Holdings, Inc.	$4,971,679

	Electrical Equipment (1.0%)
68,400	Power Solutions International, Inc. (1)	2,996,604

	Electronic Equipment, Instruments & Components (5.5%)
125,699	Cognex Corp.	6,675,874
162,589	FARO Technologies, Inc. (1)	5,971,894
73,254	IPG Photonics Corp.	4,461,169

	Total Electronic Equipment, Instruments & Components	17,108,937

	Energy Equipment & Services (3.4%)
157,199	Forum Energy Technologies, Inc. (1)	4,539,907
80,600	Geospace Technologies Corp. (1)	5,997,446

	Total Energy Equipment & Services	10,537,353

	Food & Staples Retailing (3.4%)
86,100	Fresh Market, Inc. (The) (1)	4,544,358
67,037	Pricesmart, Inc.	6,102,378

	Total Food & Staples Retailing	10,646,736

	Food Products (3.3%)
72,200	Annie’s, Inc. (1)	2,982,582
63,997	Hain Celestial Group, Inc. (The) (1)	4,669,221
136,107	Lifeway Foods, Inc.	2,406,372

	Total Food Products	10,058,175

	Health Care Equipment & Supplies (3.2%)
139,631	DexCom, Inc. (1)	3,041,163
337,104	Endologix, Inc. (1)	5,268,935
15,661	HeartWare International, Inc. (1)	1,447,390

	Total Health Care Equipment & Supplies	9,757,488

	Health Care Providers & Services (1.8%)
234,258	HMS Holdings Corp. (1)	5,666,701

	Health Care Technology (1.6%)
43,100	athenahealth, Inc. (1)	4,825,045

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (6.2%)
531,919	Arcos Dorados Holdings, Inc.	$6,414,943
226,755	BJ’s Restaurants, Inc. (1)	8,081,548
370,700	Orient-Express Hotels, Ltd. (1)	4,637,457

	Total Hotels, Restaurants & Leisure	19,133,948

	Household Durables (1.6%)
82,275	Harman International Industries, Inc.	4,980,106

	Internet Software & Services (3.2%)
105,340	Cornerstone OnDemand, Inc. (1)	4,639,173
83,092	SPS Commerce, Inc. (1)	5,361,927

	Total Internet Software & Services	10,001,100

	IT Services (1.0%)
107,400	EPAM Systems, Inc. (1)	3,109,230

	Leisure Equipment & Products (1.7%)
93,900	Arctic Cat, Inc.	5,168,256

	Life Sciences Tools & Services (0.5%)
92,067	Fluidigm Corp. (1)	1,635,110

	Machinery (5.5%)
47,269	Chart Industries, Inc. (1)	5,374,485
53,700	IDEX Corp.	3,203,205
162,500	John Bean Technologies Corp.	3,852,875
110,700	Woodward, Inc.	4,529,844

	Total Machinery	16,960,409

	Media (1.4%)
151,800	Sinclair Broadcast Group, Inc.	4,282,278

	Oil, Gas & Consumable Fuels (1.7%)
58,600	Gulfport Energy Corp. (1)	3,117,520
83,564	Sanchez Energy Corp. (1)	1,976,289

	Total Oil, Gas & Consumable Fuels	5,093,809

	Personal Products (0.9%)
309,600	Female Health Co. (The)	2,842,128

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (2.5%)
103,607	Exar Corp. (1)	$1,347,927
142,888	Mellanox Technologies, Ltd. (1)	6,522,837

	Total Semiconductors & Semiconductor Equipment	7,870,764

	Software (11.4%)
85,775	FleetMatics Group PLC (1)	3,230,287
306,900	Fortinet, Inc. (1)	6,521,625
35,962	Guidewire Software, Inc. (1)	1,573,697
77,386	MicroStrategy, Inc. (1)	7,352,444
245,847	Qualys, Inc. (1)	3,933,552
153,548	Splunk, Inc. (1)	7,678,935
35,518	Ultimate Software Group, Inc. (The) (1)	4,805,585

	Total Software	35,096,125

	Specialty Retail (3.4%)
153,427	Five Below, Inc. (1)	5,962,174
185,695	Stage Stores, Inc.	4,634,947

	Total Specialty Retail	10,597,121

	Textiles, Apparel & Luxury Goods (3.5%)
189,800	Fifth & Pacific Cos., Inc. (1)	4,521,036
123,015	Steven Madden, Ltd. (1)	6,325,431

	Total Textiles, Apparel & Luxury Goods	10,846,467

	Trading Companies & Distributors (2.9%)
66,000	DXP Enterprises, Inc. (1)	4,554,000
197,600	H&E Equipment Services, Inc.	4,513,184

	Total Trading Companies & Distributors	9,067,184

	Total Common Stock (Cost: $242,846,781) (98.3%)	303,754,415

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $8,964,709) (2.9%)
$8,964,709	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $9,725,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $9,145,089) (Total Amount to be Received Upon Repurchase $8,964,711)	8,964,709

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Total Investments (Cost: $251,811,490) (101.2%)	312,719,124
Liabilities in Excess of Other Assets (-1.2%)	(3,738,549)

Net Assets (100.0%)	$308,980,575

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	1.5%
Auto Components	1.6
Beverages	1.5
Biotechnology	5.5
Building Products	2.5
Capital Markets	4.0
Commercial Banks	1.6
Communications Equipment	7.9
Diversified Consumer Services	1.6
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	5.5
Energy Equipment & Services	3.4
Food & Staples Retailing	3.4
Food Products	3.3
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	1.8
Health Care Technology	1.6
Hotels, Restaurants & Leisure	6.2
Household Durables	1.6
Internet Software & Services	3.2
IT Services	1.0
Leisure Equipment & Products	1.7
Life Sciences Tools & Services	0.5
Machinery	5.5
Media	1.4
Oil, Gas & Consumable Fuels	1.7
Personal Products	0.9
Semiconductors & Semiconductor Equipment	2.5
Software	11.4
Specialty Retail	3.4
Textiles, Apparel & Luxury Goods	3.5
Trading Companies & Distributors	2.9
Short-Term Investments	2.9

Total	101.2%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.1% of Net Assets)
17,900	BE Aerospace, Inc. (1)	$1,247,809
13,400	HEICO Corp.	761,120

	Total Aerospace & Defense	2,008,929

	Automobiles (1.5%)
5,600	Tesla Motors, Inc. (1)	751,968

	Biotechnology (4.8%)
25,400	Ariad Pharmaceuticals, Inc. (1)	471,932
8,000	BioMarin Pharmaceutical, Inc. (1)	517,200
11,515	Cepheid, Inc. (1)	401,528
57,316	Ironwood Pharmaceuticals, Inc. (1)	701,548
6,400	Theravance, Inc. (1)	246,784

	Total Biotechnology	2,338,992

	Capital Markets (3.9%)
21,662	Stifel Financial Corp. (1)	815,574
14,710	T. Rowe Price Group, Inc.	1,106,781

	Total Capital Markets	1,922,355

	Commercial Banks (1.4%)
8,070	SVB Financial Group (1)	703,865

	Communications Equipment (4.9%)
68,690	Aruba Networks, Inc. (1)	1,221,308
24,237	Palo Alto Networks, Inc. (1)	1,186,159

	Total Communications Equipment	2,407,467

	Electronic Equipment, Instruments & Components (4.7%)
18,920	Cognex Corp.	1,004,841
9,600	FEI Co.	743,520
9,590	IPG Photonics Corp. (1)	584,031

	Total Electronic Equipment, Instruments & Components	2,332,392

	Energy Equipment & Services (4.6%)
3,253	Core Laboratories N.V. (Netherlands)	486,649
7,600	Dril-Quip, Inc. (1)	690,916
11,250	Forum Energy Technologies, Inc. (1)	324,900
9,445	Oceaneering International, Inc.	765,895

	Total Energy Equipment & Services	2,268,360

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Food & Staples Retailing (4.9%)
13,500	Fresh Market, Inc. (The) (1)	$712,530
10,235	Pricesmart, Inc.	931,692
13,005	United Natural Foods, Inc. (1)	762,093

	Total Food & Staples Retailing	2,406,315

	Food Products (2.0%)
13,400	Hain Celestial Group, Inc. (The) (1)	977,664

	Health Care Equipment & Supplies (4.2%)
53,741	Endologix, Inc. (1)	839,972
3,150	Intuitive Surgical, Inc. (1)	1,222,200

	Total Health Care Equipment & Supplies	2,062,172

	Health Care Providers & Services (1.5%)
30,232	HMS Holdings Corp. (1)	731,312

	Health Care Technology (2.0%)
8,950	athenahealth, Inc. (1)	1,001,952

	Hotels, Restaurants & Leisure (5.6%)
82,897	Arcos Dorados Holdings, Inc.	999,738
24,060	BJ’s Restaurants, Inc. (1)	857,498
13,550	Starwood Hotels & Resorts Worldwide, Inc.	896,333

	Total Hotels, Restaurants & Leisure	2,753,569

	Household Durables (1.5%)
12,451	Harman International Industries, Inc. (1)	753,659

	Internet Software & Services (1.0%)
2,440	LinkedIn Corp. (1)	497,248

	Leisure Equipment & Products (0.3%)
1,310	Polaris Industries, Inc.	146,903

	Life Sciences Tools & Services (1.0%)
6,000	Illumina, Inc. (1)	478,920

	Machinery (6.2%)
12,595	AGCO Corp. (1)	708,469
7,442	Chart Industries, Inc. (1)	846,155

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Machinery (Continued)
746	Graco, Inc.	$52,056
12,550	Wabtec Corp.	728,653
17,300	Woodward, Inc.	707,916

	Total Machinery	3,043,249

	Media (1.5%)
10,600	AMC Networks, Inc. (1)	723,556

	Metals & Mining (2.0%)
35,825	Allegheny Technologies, Inc.	987,695

	Oil, Gas & Consumable Fuels (1.5%)
4,550	Gulfport Energy Corp. (1)	242,060
9,350	Whiting Petroleum Corp. (1)	481,245

	Total Oil, Gas & Consumable Fuels	723,305

	Road & Rail (1.6%)
7,255	Kansas City Southern (1)	781,726

	Semiconductors & Semiconductor Equipment (4.4%)
19,363	ARM Holdings PLC (SP ADR) (United Kingdom)	777,424
14,550	Mellanox Technologies, Ltd. (1)	664,208
51,900	NVIDIA Corp.	748,917

	Total Semiconductors & Semiconductor Equipment	2,190,549

	Software (13.7%)
15,390	ANSYS, Inc. (1)	1,228,738
12,016	MicroStrategy, Inc. (1)	1,141,640
7,600	NetSuite, Inc. (1)	713,564
17,600	ServiceNow, Inc. (1)	767,008
24,565	Splunk, Inc. (1)	1,228,496
4,041	Ultimate Software Group, Inc. (The) (1)	546,747
16,320	Workday, Inc. (1)	1,114,493

	Total Software	6,740,686

	Specialty Retail (4.9%)
14,630	CarMax, Inc. (1)	717,455
12,400	DSW, Inc.	939,796

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
7,300	Ulta Salon, Cosmetics & Fragrance, Inc. (1)	$736,570

	Total Specialty Retail	2,393,821

	Textiles, Apparel & Luxury Goods (5.4%)
29,650	Fifth & Pacific Cos., Inc. (1)	706,263
11,324	Gildan Activewear, Inc. (1)	505,617
21,280	Under Armour, Inc. (1)	1,428,526

	Total Textiles, Apparel & Luxury Goods	2,640,406

	Trading Companies & Distributors (1.4%)
8,300	MSC Industrial Direct Co., Inc.	671,885

	Total Common Stock (Cost: $37,504,844) (96.5%)	47,440,920

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $446,407) (0.9%)
$446,407	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $485,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $456,079) (Total Amount to be Received Upon Repurchase $446,407)	446,407

	Total Investments (Cost: $37,951,251) (97.4%)	47,887,327
	Excess of Other Assets over Liabilities (2.6%)	1,276,104

	Net Assets (100.0%)	$49,163,431

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	4.1%
Automobiles	1.5
Biotechnology	4.8
Capital Markets	3.9
Commercial Banks	1.4
Communications Equipment	4.9
Electronic Equipment, Instruments & Components	4.7
Energy Equipment & Services	4.6
Food & Staples Retailing	4.9
Food Products	2.0
Health Care Equipment & Supplies	4.2
Health Care Providers & Services	1.5
Health Care Technology	2.0
Hotels, Restaurants & Leisure	5.6
Household Durables	1.5
Internet Software & Services	1.0
Leisure Equipment & Products	0.3
Life Sciences Tools & Services	1.0
Machinery	6.2
Media	1.5
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	1.5
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	4.4
Software	13.7
Specialty Retail	4.9
Textiles, Apparel & Luxury Goods	5.4
Trading Companies & Distributors	1.4
Short-Term Investments	0.9

Total	97.4%

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.9% of Net Assets)
107,545	Textron, Inc.	$2,944,582

	Airlines (1.1%)
85,900	US Airways Group, Inc. (1)	1,662,165

	Auto Components (3.6%)
185,815	Dana Holding Corp. (1)	4,060,058
31,050	Tenneco, Inc. (1)	1,500,646

	Total Auto Components	5,560,704

	Capital Markets (2.0%)
98,088	Invesco, Ltd.	3,157,453

	Chemicals (3.3%)
28,538	Celanese Corp. — Series A	1,371,536
30,964	Cytec Industries, Inc.	2,412,096
15,558	International Flavors & Fragrances, Inc.	1,255,219

	Total Chemicals	5,038,851

	Commercial Banks (5.3%)
40,866	Comerica, Inc.	1,738,440
296,793	KeyCorp	3,647,586
38,065	Popular, Inc. (1)	1,252,338
459,033	Synovus Financial Corp.	1,528,580

	Total Commercial Banks	8,166,944

	Communications Equipment (1.6%)
376,000	Brocade Communications Systems, Inc. (1)	2,504,160

	Computers & Peripherals (5.4%)
84,375	Seagate Technology PLC (Netherlands) (1)	3,451,781
75,126	Western Digital Corp. (1)	4,836,612

	Total Computers & Peripherals	8,288,393

	Construction & Engineering (1.7%)
43,803	Jacobs Engineering Group, Inc. (1)	2,593,138

	Construction Materials (0.8%)
26,720	Vulcan Materials Co.	1,260,650

	Consumer Finance (1.4%)
86,880	SLM Corp.	2,146,805

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Containers & Packaging (2.0%)
12,850	Packaging Corp. of America	$691,202
85,385	Sealed Air Corp.	2,325,887

	Total Containers & Packaging	3,017,089

	Diversified Financial Services (0.9%)
131,500	KKR Financial Holdings LLC	1,389,955

	Diversified Telecommunication Services (0.8%)
153,474	Windstream Corp.	1,281,508

	Electric Utilities (1.0%)
55,694	Hawaiian Electric Industries, Inc.	1,484,802

	Energy Equipment & Services (3.9%)
19,720	Atwood Oceanics, Inc. (1)	1,111,025
25,474	Ensco PLC (United Kingdom)	1,460,679
123,462	Nabors Industries, Ltd. (1)	1,900,080
131,050	Newpark Resources, Inc. (1)	1,499,212

	Total Energy Equipment & Services	5,970,996

	Food Products (1.8%)
58,100	Campbell Soup Co.	2,719,080

	Health Care Equipment & Supplies (2.5%)
53,500	Alere, Inc. (1)	1,786,900
90,042	Hologic, Inc. (1)	2,043,953

	Total Health Care Equipment & Supplies	3,830,853

	Health Care Providers & Services (2.3%)
45,486	Cigna Corp.	3,540,175

	Hotels, Restaurants & Leisure (2.9%)
70,236	International Speedway Corp.	2,377,488
52,324	Marriott International, Inc.	2,175,109

	Total Hotels, Restaurants & Leisure	4,552,597

	Household Durables (7.2%)
45,875	Beazer Homes USA, Inc. (1)	788,591
33,525	Harman International Industries, Inc.	2,029,268
32,900	Jarden Corp. (1)	1,495,963
95,905	KB Home	1,702,314

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Household Durables (Continued)
53,420	Lennar Corp.	$1,809,335
99,420	Toll Brothers, Inc. (1)	3,267,936

	Total Household Durables	11,093,407

	Household Products (1.6%)
24,295	Energizer Holdings, Inc. (1)	2,473,231

	Independent Power Producers & Energy Traders (1.2%)
147,500	AES Corporation (The) (1)	1,834,900

	Insurance (5.3%)
46,386	Arch Capital Group, Ltd. (1)	2,511,802
14,100	Assured Guaranty, Ltd.	305,124
156,060	Genworth Financial, Inc. (1)	2,027,219
19,268	PartnerRe, Ltd.	1,725,257
22,665	Reinsurance Group of America, Inc.	1,543,260

	Total Insurance	8,112,662

	Internet & Catalog Retail (0.8%)
25,026	Expedia, Inc.	1,179,475

	IT Services (1.4%)
10,912	Alliance Data Systems Corp. (1)	2,158,175

	Machinery (6.7%)
32,619	Dover Corp.	2,793,491
63,400	Kennametal, Inc.	2,747,756
32,020	SPX Corp.	2,446,648
78,598	Terex Corp. (1)	2,317,069

	Total Machinery	10,304,964

	Metals & Mining (3.8%)
37,471	Allegheny Technologies, Inc.	1,033,076
150,807	Commercial Metals Co.	2,336,000
69,040	Worthington Industries, Inc.	2,469,561

	Total Metals & Mining	5,838,637

	Multi-Utilities (0.8%)
41,600	Avista Corp.	1,197,248

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (3.3%)
105,894	Denbury Resources, Inc. (1)	$1,853,145
33,698	Murphy Oil Corp.	2,282,029
15,925	Tesoro Corp. (1)	905,336

	Total Oil, Gas & Consumable Fuels	5,040,510

	Pharmaceuticals (1.6%)
74,370	Mylan, Inc. (1)	2,495,857

	Real Estate Management & Development (1.3%)
21,750	Jones Lang LaSalle, Inc.	1,979,903

	REIT (3.4%)
26,190	Geo Group, Inc. (The)	909,317
16,335	Health Care REIT, Inc.	1,053,444
18,312	Home Properties, Inc.	1,168,489
90,345	Kimco Realty Corp.	2,037,280

	Total REIT	5,168,530

	Semiconductors & Semiconductor Equipment (5.5%)
59,882	Broadcom Corp. (1)	1,650,947
85,300	Freescale Semiconductor, Ltd. (1)	1,339,210
31,800	Lam Research Corp. (1)	1,565,196
84,546	Maxim Integrated Products, Inc.	2,418,015
92,100	Teradyne, Inc. (1)	1,518,729

	Total Semiconductors & Semiconductor Equipment	8,492,097

	Software (0.6%)
50,900	Activision Blizzard, Inc.	915,182

	Specialty Retail (8.4%)
15,700	Abercrombie & Fitch Co.	782,959
90,500	Aeropostale, Inc. (1)	1,369,265
86,905	American Eagle Outfitters, Inc.	1,706,814
34,295	ANN, Inc. (1)	1,162,258
28,735	Asbury Automotive Group, Inc. (1)	1,403,418
20,310	Children’s Place Retail Stores, Inc. (The) (1)	1,097,552
52,550	GameStop Corp. (1)	2,578,103
61,400	Gap, Inc. (The)	2,818,260

	Total Specialty Retail	12,918,629

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (0.5%)
74,325	First Niagara Financial Group, Inc.	$794,534

	Total Common Stock (Cost: $110,229,208) (99.6%)	153,108,841

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $445,274) (0.3%)
$445,274	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $485,000 Federal National Mortgage Association, 2.17%, due 10/17/22, valued at $456,079) (Total Amount to be Received Upon Repurchase $445,274)	445,274

	Total Investments (Cost: $110,674,482) (99.9%)	153,554,115
	Excess of Other Assets over Liabilities (0.1%)	202,691

	Net Assets (100.0%)	$153,756,806

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	1.9%
Airlines	1.1
Auto Components	3.6
Capital Markets	2.0
Chemicals	3.3
Commercial Banks	5.3
Communications Equipment	1.6
Computers & Peripherals	5.4
Construction & Engineering	1.7
Construction Materials	0.8
Consumer Finance	1.4
Containers & Packaging	2.0
Diversified Financial Services	0.9
Diversified Telecommunication Services	0.8
Electric Utilities	1.0
Energy Equipment & Services	3.9
Food Products	1.8
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	2.3
Hotels, Restaurants & Leisure	2.9
Household Durables	7.2
Household Products	1.6
Independent Power Producers & Energy Traders	1.2
Insurance	5.3
Internet & Catalog Retail	0.8
IT Services	1.4
Machinery	6.7
Metals & Mining	3.8
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	3.3
Pharmaceuticals	1.6
Real Estate Management & Development	1.3
REIT	3.4
Semiconductors & Semiconductor Equipment	5.5
Software	0.6
Specialty Retail	8.4
Thrifts & Mortgage Finance	0.5
Short-Term Investments	0.3

Total	99.9%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange. All other securities for which over-the-counter market quotations are readily available are valued at the price as furnished by independent pricing services or by broker dealers. Open-end mutual funds held in the TCW Conservative Allocation Fund are valued based on the net asset value per share of the underlying funds.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are typically valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Mutual Funds. Open-end mutual funds are valued based upon the net asset value as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair value based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair value would categorized as Level 3. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Short-term investments. Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2.

As of July 31, 2013, the Funds with the exception of the TCW International Growth Fund and the TCW International Small Cap Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2.

The following is a summary of the inputs used as of July 31, 2013 in valuing the TCW International Growth Fund and the TCW International Small Cap Fund investments:

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$33,103	$107,329	$—	$140,432
Commercial Banks	—	133,765	—	133,765
Commercial Services & Supplies	—	31,296	—	31,296
Computers & Peripherals	—	16,112	—	16,112
Diversified Financial Services	27,632	62,407	—	90,039
Energy Equipment & Services	—	26,146	—	26,146
Food & Staples Retailing	—	23,509	—	23,509
Gas Utilities	—	22,139	—	22,139
Hotels, Restaurants & Leisure	—	44,943	—	44,943
Industrial Conglomerates	—	29,725	—	29,725
Insurance	18,933	22,342	—	41,275
Internet & Catalog Retail	27,025	35,112	—	62,137
Internet Software & Services	98,277	206,749	—	305,026
IT Services	64,098	—	—	64,098
Leisure Equipment & Products	—	18,029	—	18,029
Media	—	34,287	—	34,287
Metals & Mining	328,511	31,407	—	359,918
Multiline Retail	—	20,921	—	20,921
Oil, Gas & Consumable Fuels	91,306	33,575	—	124,881
Paper & Forest Products	27,345	—	—	27,345
Pharmaceuticals	—	21,393	—	21,393
Real Estate Management & Development	64,567	20,156	—	84,723
Software	—	66,952	—	66,952
Specialty Retail	—	68,573	—	68,573
Textiles, Apparel & Luxury Goods	—	66,547	—	66,547
Transportation Infrastructure	26,376	103,807	—	130,183
Wireless Telecommunication Services	—	50,781	—	50,781

Total Common Stock	807,173	1,298,002	—	2,105,175

Warrant	41,135	—	—	41,135

Purchased Options	—	51,568	—	51,568

Total Investments	848,308	1,349,570	—	2,197,878

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$—	$331,826	$—	$331,826
Capital Markets	496,544	1,377,951	—	1,874,495
Commercial Banks	97,032	1,093,818	—	1,190,850
Computers & Peripherals	—	362,531	—	362,531
Diversified Consumer Services	—	489,662	—	489,662
Diversified Financial Services	442,102	757,730	—	1,199,832
Electrical Equipment	54,620	—	—	54,620
Energy Equipment & Services	451,059	1,032,020	—	1,483,079
Independent Power Producers & Energy Traders	—	330,560	—	330,560
Industrial Conglomerates	—	495,409	—	495,409
Internet & Catalog Retail	—	516,355	—	516,355
Internet Software & Services	—	2,516,730	—	2,516,730
IT Services	714,988	—	—	714,988
Machinery	534,682	—	—	534,682
Media	—	892,543	—	892,543
Metals & Mining	4,103,764	1,475,781	—	5,579,545
Multiline Retail	—	639,120	—	639,120
Oil, Gas & Consumable Fuels	1,820,660	1,633,662	—	3,454,322
Professional Services	—	1,137,523	—	1,137,523
Real Estate Management & Development	1,888,638	—	—	1,888,638
Software	—	634,955	—	634,955
Specialty Retail	—	1,773,484	—	1,773,484
Textiles, Apparel & Luxury Goods	—	479,811	—	479,811

Total Common Stock	10,604,089	17,971,471	—	28,575,560

Warrant	617,025	—	—	617,025

Purchased Options	—	889,558	—	889,558

Short Term Investments	—	473,837	—	473,837

Total Investments	$11,221,114	$19,334,866	$—	$30,555,980

The TCW International Small Cap Fund had transfers of $930,823 out of Level 2 and into Level 1 of the fair value hierarchy during the period ended July 31, 2013, since the securities were valued using market close prices as reported by the exchange. None of the other Funds had any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2013.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At July 31, 2013, the TCW International Growth Fund and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (dollar amount in thousands):

Foreign Exchange Risk
TCW International Growth Fund
Asset Derivatives
Investments, at Value(1)	52

Total Value	$52

Number of Contracts, Notional Amounts or
Shares/Units†
Purchased Options	15,000
TCW International Small Cap Fund
Asset Derivatives
Investments, at Value(1)	890

Total Value	$890

Number of Contracts, Notional Amounts or
Shares/Units†
Purchased Options	350,000

(1)	Represents options, at value
†	Amount represents the number of contracts outstanding at the end of the period.

Options. A Fund may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. A Fund may also entered into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or OTC. Such options typically have minimal exposure to counterparty risk. However, an exchange may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. The TCW International Growth Fund and the TCW International Small Cap Fund purchase Japanese Yen Put Options to hedge against Yen fluctuation as well as to protect the Funds against other currencies fluctuations affected by the movement in Yen currency. Option contracts purchased by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Note 2 – Federal Income Taxes

At July 31, 2013, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$1,634	$(111)	$1,523	$6,518
TCW Conservative Allocation Fund	2,003	(182)	1,821	25,074
TCW Dividend Focused Fund	234,743	(17,957)	216,786	771,521
TCW Growth Fund	439	(49)	390	1,916
TCW Growth Equities Fund	7,784	(212)	7,572	22,486
TCW International Growth Fund	253	(56)	197	2,001
TCW International Small Cap Fund	2,842	(3,176)	(334)	30,890
TCW Relative Value Large Cap Fund	180,832	(125)	180,707	392,023
TCW Select Equities Fund	404,315	(12,060)	392,255	1,126,401
TCW Small Cap Growth Fund	62,581	(5,235)	57,346	255,373
TCW SMID Cap Growth Fund	10,447	(1,024)	9,423	38,464
TCW Value Opportunities Fund	42,979	(1,980)	40,999	112,555

Note 3 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period November 1, 2012 through July 31, 2013 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
TCW Growth Equities Fund — I Class	25,211	384	25,595	—	$—
TCW Relative Value Large Cap Fund — I Class	63,657	149,125	—	212,782	4,015
TCW Select Equities Fund — I Class	180,413	119,300	48,656	251,057	5,691
TCW Value Opportunities Fund — I Class	—	61,177	—	61,177	1,558
TCW Total Return Bond Fund — I Class	881,694	633,101	70,915	1,443,880	14,367

Total					$25,631

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2013.

Note 5 – Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Funds are in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (22.7% of Net Assets)
	Agriculture (0.0%)
$425,000	Altria Group, Inc., 8.5%, due 11/10/13	$434,036

	Airlines (0.7%)
75,207	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	84,421
851,358	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	970,548
1,107,880	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,268,523
406,811	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	464,782
957,759	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	1,043,957
598,459	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	645,617
653,163	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	697,251
2,545,406	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,710,857
1,000,000	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	987,500

	Total Airlines	8,873,456

	Auto Manufacturers (0.3%)
1,350,000	Daimler Finance North America LLC (Germany), (144A), 1.875%, due 09/15/14 (1)	1,363,296
350,000	Daimler Finance North America LLC (Germany), 6.5%, due 11/15/13	355,848
1,200,000	Ford Motor Co., 6.5%, due 08/01/18	1,363,500

	Total Auto Manufacturers	3,082,644

	Banks (6.1%)
2,306,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	2,376,425
1,000,000	Bank of America Corp., 1.819%, due 07/11/14 (2)	1,009,472
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,238,747
1,500,000	Bank of America Corp., 6%, due 09/01/17	1,696,370
165,000	Bank of America Corp., 7.375%, due 05/15/14	173,270
2,550,000	Bank of America N.A., 0.553%, due 06/15/16 (2)	2,474,935
1,000,000	Bank of America N.A., 0.573%, due 06/15/17 (2)	953,580
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,366,876
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,601,803
2,500,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	2,535,259
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	276,868
1,000,000	Chase Capital VI, 0.89%, due 08/01/28 (2)	840,000

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$1,930,000	Citigroup, Inc., 1.226%, due 07/25/16 (2)	$1,935,138
1,062,000	Citigroup, Inc., 4.7%, due 05/29/15	1,125,439
4,717,000	Citigroup, Inc., 5.3%, due 01/07/16	5,112,750
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,244,753
425,000	Citigroup, Inc., 6%, due 08/15/17	481,808
275,000	Citigroup, Inc., 6.125%, due 05/15/18	316,392
1,400,000	Citigroup, Inc., 6.375%, due 08/12/14	1,477,093
440,000	Citigroup, Inc., 8.125%, due 07/15/39	605,136
725,000	Citigroup, Inc., 8.5%, due 05/22/19	924,972
3,500,000	Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15	3,570,009
475,000	Credit Suisse New York (Switzerland), 5.5%, due 05/01/14	492,337
1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	1,763,390
475,000	First Chicago NBD Institutional Capital I, 0.824%, due 02/01/27 (2)	394,250
500,000	Goldman Sachs Group, Inc. (The), 1.273%, due 02/07/14 (2)	501,520
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,257,410
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	56,964
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,766,296
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (1)	4,343,530
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,568,547
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	569,320
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	559,039
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,433,159
2,230,000	JPMorgan Chase Capital XIII, 1.226%, due 09/30/34 (2)	1,828,600
3,750,000	JPMorgan Chase Capital XXI, 1.223%, due 01/15/87 (2)	2,876,745
2,000,000	JPMorgan Chase Capital XXIII, 1.275%, due 05/15/77 (2)	1,529,013
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	251,125
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	154,831
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	957,083
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (1)	2,996,290
1,290,000	Morgan Stanley, 0.716%, due 10/18/16 (2)	1,257,394
400,000	Morgan Stanley, 0.748%, due 10/15/15 (2)	395,517
575,000	Morgan Stanley, 5.45%, due 01/09/17	628,894
600,000	Morgan Stanley, 5.5%, due 07/24/20	658,243
750,000	Morgan Stanley, 5.625%, due 09/23/19	827,625
700,000	Morgan Stanley, 6.375%, due 07/24/42	805,629
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,124,194
375,000	Morgan Stanley, 7.3%, due 05/13/19	444,533
1,875,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	1,970,724
3,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	3,063,473

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$2,575,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	$2,456,317
375,000	US Bank N.A., 6.3%, due 02/04/14	385,958
550,000	Westpac Banking Corp. (Australia), 2.1%, due 08/02/13	550,000

	Total Banks	78,205,045

	Beverages (0.4%)
1,500,000	Anheuser-Busch InBev Finance, Inc., 2.625%, due 01/17/23	1,396,240
2,500,000	Anheuser-Busch InBev Worldwide, Inc., 2.5%, due 07/15/22	2,343,696
2,000,000	Heineken N.V., (144A), 2.75%, due 04/01/23 (1)	1,831,034

	Total Beverages	5,570,970

	Chemicals (0.0%)
350,000	Rohm and Haas Co., 6%, due 09/15/17	402,368

	Commercial Services (0.0%)
505,000	Catholic Health Initiatives, 4.35%, due 11/01/42	462,064

	Diversified Financial Services (1.5%)
350,000	American Express Co., 7.25%, due 05/20/14	368,549
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	2,981,392
1,065,000	General Electric Capital Corp., 0.653%, due 05/05/26 (2)	977,857
3,315,000	General Electric Capital Corp., 0.755%, due 08/15/36 (2)	2,654,151
2,000,000	General Electric Capital Corp., 3.1%, due 01/09/23	1,880,294
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	935,519
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,331,011
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,067,834
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	283,408
1,000,000	General Electric Capital Corp., 5.875%, due 01/14/38	1,096,449
500,000	General Electric Capital Corp., 6.75%, due 03/15/32	602,781
375,000	General Electric Capital Corp., 6.875%, due 01/10/39	461,512
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,312,500
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (1)	1,102,500
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	125,549
1,500,000	Pipeline Funding Co. LLC, (144A), 7.5%, due 01/15/30 (1)	1,775,870

	Total Diversified Financial Services	18,957,176

	Electric (1.8%)
1,500,000	Cleco Power LLC, 6%, due 12/01/40	1,675,108
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,120,661
2,000,000	Electricite de France S.A., (France), (144A), 5.25%, due 12/31/49 (1)(2)	1,915,000

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	$2,846,211
875,000	Exelon Generation Co. LLC, 5.6%, due 06/15/42	889,452
900,000	FirstEnergy Corp., 7.375%, due 11/15/31	907,980
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (1)	3,171,024
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (1)	938,260
750,000	NiSource Finance Corp., 5.25%, due 02/15/43	739,557
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	479,260
1,000,000	Oncor Electric Delivery Co. LLC, 4.55%, due 12/01/41	971,273
2,250,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	2,400,554
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	3,065,829
250,000	Southern Power Co., 4.875%, due 07/15/15	269,004
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,080,060

	Total Electric	23,469,233

	Energy-Alternate Sources (0.2%)
2,240,028	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (1)	2,340,841

	Engineering & Construction (0.2%)
2,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 3.9%, due 03/22/23 (1)	1,889,990
1,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 5.125%, due 02/22/21 (1)	1,045,241

	Total Engineering & Construction	2,935,231

	Environmental Control (0.0%)
50,000	Waste Management, Inc., 7%, due 07/15/28	63,156

	Food (0.0%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	162,115
50,000	Kroger Co., 7.5%, due 01/15/14	51,502
132,000	Mondelez International, Inc, 5.375%, due 02/10/20	148,403

	Total Food	362,020

	Gas (0.2%)
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (1)	1,997,365
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (1)	528,742
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (1)	436,438

	Total Gas	2,962,545

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	290,307

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Healthcare-Services (1.3%)
$2,255,000	Kaiser Foundation Hospitals, 4.875%, due 04/01/42	$2,248,003
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	2,763,133
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,589,029
2,980,000	NYU Hospitals Center, 5.75%, due 07/01/43 (3)	3,064,086
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	2,958,822
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,271,622
250,000	WellPoint, Inc., 5.25%, due 01/15/16	273,946
175,000	WellPoint, Inc., 5.875%, due 06/15/17	199,434

	Total Healthcare-Services	16,368,075

	Insurance (1.8%)
2,700,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,542,011
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	450,739
225,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	271,215
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (1)	1,872,551
250,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	259,510
1,862,000	Farmers Insurance Exchange, (144A), 8.625%, due 05/01/24 (1)	2,418,777
500,000	Guardian Life Insurance Co. of America, (144A), 7.375%, due 09/30/39 (1)	641,550
300,000	MetLife, Inc., 5.7%, due 06/15/35	341,598
2,300,000	Metropolitan Life Global Funding I, (144A), 0.798%, due 07/15/16 (1)(2)	2,299,354
4,000,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (1)	4,083,256
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (1)	3,886,381
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,079,497
750,000	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (1)	925,201
1,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	1,810,500

	Total Insurance	22,882,140

	Iron & Steel (0.1%)
380,000	ArcelorMittal (Luxembourg), 5%, due 02/25/17	394,773
975,000	Vale S.A. (Brazil), 5.625%, due 09/11/42	821,127

	Total Iron & Steel	1,215,900

	Media (0.5%)
750,000	NBCUniversal Media LLC, 4.375%, due 04/01/21	812,395
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	227,697
175,000	News America, Inc., 6.15%, due 03/01/37	195,239
1,000,000	News America, Inc., 6.4%, due 12/15/35	1,137,928
2,475,000	News America, Inc., 7.75%, due 01/20/24	2,965,085
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	78,175
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	250,573

	Total Media	5,667,092

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Mining (0.4%)
$2,400,000	Barrick Gold Corp. (Canada), (144A), 4.1%, due 05/01/23 (1)	$2,063,438
3,650,000	Southern Copper Corp. (Peru), 5.25%, due 11/08/42	2,906,678
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	313,765

	Total Mining	5,283,881

	Miscellaneous Manufacturers (0.2%)
2,700,000	General Electric Co., 2.7%, due 10/09/22	2,569,809

	Oil & Gas (1.1%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	282,642
2,950,000	CNOOC Finance 2013, Ltd. (China), 3%, due 05/09/23	2,661,529
4,750,000	Petrobras Global Finance BV (Brazil), 1.894%, due 05/20/16 (2)	4,700,645
900,000	Petrobras International Finance Co. (Brazil), 5.375%, due 01/27/21	903,255
50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	48,855
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	342,105
2,850,000	Sinopec Capital 2013, Ltd. (China), (144A), 1.875%, due 04/24/18 (1)	2,757,105
2,000,000	Total Capital Canada, Ltd. (Canada), 1.45%, due 01/15/18	1,977,395

	Total Oil & Gas	13,673,531

	Pharmaceuticals (0.3%)
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	279,725
2,042,000	Express Scripts Holding Co., 2.75%, due 11/21/14	2,090,789
50,000	McKesson Corp., 6.5%, due 02/15/14	51,575
1,125,000	Teva Pharmaceutical Finance IV LLC (Israel), 2.25%, due 03/18/20	1,076,864

	Total Pharmaceuticals	3,498,953

	Pipelines (1.8%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	517,024
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,033,017
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,078,211
1,050,000	Enterprise Products Operating LLC, 3.35%, due 03/15/23	1,011,956
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	794,872
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,010,717
2,500,000	Plains All American Pipeline LP/PAA Finance Corp., 2.85%, due 01/31/23	2,320,912
2,150,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (1)	2,352,758
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,174,312
850,000	Spectra Energy Capital LLC, 6.75%, due 02/15/32	927,551

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Pipelines (Continued)
$2,255,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	$2,609,024
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,809,188
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	445,158
1,950,000	Williams Cos., Inc. (The), 7.75%, due 06/15/31	2,295,535
172,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	207,768

	Total Pipelines	23,588,003

	Real Estate (0.2%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	922,457
1,190,000	WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (1)	1,302,455

	Total Real Estate	2,224,912

	REIT (2.8%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,299,490
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,549,459
960,000	ERP Operating LP, 6.584%, due 04/13/15	1,050,707
3,000,000	Essex Portfolio LP, 3.625%, due 08/15/22	2,890,431
3,605,000	HCP, Inc., 3.75%, due 02/01/19	3,741,824
1,000,000	HCP, Inc., 6%, due 01/30/17	1,128,955
715,000	HCP, Inc., 6.3%, due 09/15/16	815,510
1,030,000	Health Care REIT, Inc., 2.25%, due 03/15/18	1,016,995
545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	581,898
3,400,000	Health Care REIT, Inc., 6.125%, due 04/15/20	3,886,193
710,000	Health Care REIT, Inc., 6.5%, due 03/15/41	804,370
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,178,281
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	394,249
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,723,809
1,000,000	Kimco Realty Corp., 5.19%, due 10/01/13	1,007,313
300,000	Liberty Property LP, 5.125%, due 03/02/15	317,306
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	2,096,939
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,595,229
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,185,051
1,250,000	UDR, Inc., 4.25%, due 06/01/18	1,334,702
200,000	UDR, Inc., 5.13%, due 01/15/14	203,699
150,000	UDR, Inc., 5.25%, due 01/15/15	158,319
1,500,000	Ventas Realty LP/Ventas Capital Corp., 4%, due 04/30/19	1,566,781

	Total REIT	36,527,510

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Telecommunications (0.8%)
$2,000,000	AT&T, Inc., 2.5%, due 08/15/15	$2,065,836
1,625,000	AT&T, Inc., 2.625%, due 12/01/22	1,481,852
11,000	AT&T, Inc., 4.3%, due 12/15/42	9,585
500,000	AT&T, Inc., 4.35%, due 06/15/45	430,960
739,000	AT&T, Inc., 6.5%, due 09/01/37	851,608
3,000,000	Qwest Corp., 7.25%, due 09/15/25	3,381,932
575,000	Telecom Italia Capital S.A. (Italy), 6%, due 09/30/34	507,081
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	142,499
1,775,000	Vodafone Group PLC (United Kingdom), 2.95%, due 02/19/23	1,642,632

	Total Telecommunications	10,513,985

	Total Corporate Bonds (Cost: $290,145,711) (22.7%)	292,424,883

	Municipal Bonds (2.1%)
1,000,000	California State, Build America Bonds, 5.7%, due 11/01/21	1,132,260
3,020,000	California State, Build America Bonds, 6.65%, due 03/01/22	3,582,656
1,050,000	California State, General Obligation Unlimited, 6.2%, due 10/01/19	1,232,606
3,000,000	City of Houston, Texas, General Obligation, 6.29%, due 03/01/32	3,427,230
1,040,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	1,133,018
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	260,080
1,500,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,564,125
405,000	Illinois State, General Obligation Bond, 5.665%, due 03/01/18	446,371
1,100,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	1,093,851
3,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	3,263,640
1,000,000	Los Angeles City Department of Water & Power, Revenue Bonds, 6.574%, due 07/01/45	1,261,770
1,750,000	Los Angeles Community College District, General Obligation Unlimited, 6.75%, due 08/01/49	2,194,062
850,000	New Jersey State Turnpike Authority, Revenue Bonds, 7.102%, due 01/01/41	1,082,433
1,015,000	New Jersey State Turnpike Authority, Revenue Bonds, 7.414%, due 01/01/40	1,336,714
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	769,208
1,000,000	North Texas Tollway Authority, Revenue Bonds, 6.718%, due 01/01/49	1,230,340
1,500,000	State of Texas, General Obligation Unlimited, 5.517%, due 04/01/39	1,718,130

	Total Municipal Bonds (Cost: $26,398,429)	26,728,494

	Foreign Government Bonds (0.5%)
6,030,000	Kommunalbanken A.S. (Norway), (144A), 1.125%, due 05/23/18 (1)	5,836,837
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	226,363

	Total Foreign Government Bonds (Cost: $6,214,534)	6,063,200

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (5.0%)
$2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.29%, due 12/27/44 (1)(2)	$2,799,999
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.686%, due 10/19/24 (1)(2)	2,513,652
2,856,684	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.42%, due 12/25/36 (1)(2)	2,297,942
1,838,568	Beacon Container Finance LLC (12-1A-A), (144A), 3.72%, due 09/20/27 (1)	1,858,759
2,213,615	Brazos Education Loan Authority, Inc. (12-1-A1), 0.89%, due 12/26/35 (2)	2,193,069
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.282%, due 12/26/24 (2)	637,840
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.473%, due 02/25/35 (2)	669,096
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.323%, due 11/25/33 (2)	1,722,467
2,543,750	CAL Funding II, Ltd. (12-1A-A), (144A), 3.47%, due 10/25/27 (1)	2,538,846
2,153,426	College Loan Corp. Trust (05-2-A3), 0.398%, due 04/15/25 (2)	2,130,275
1,104,167	Cronos Containers Program, Ltd. (12-1A-A), (144A), 4.21%, due 05/18/27 (1)	1,124,253
1,375,000	Cronos Containers Program, Ltd. (12-2A-A), (144A), 3.81%, due 09/18/27 (1)	1,394,800
3,500,000	Educational Funding of the South, Inc. (11-1-A2), 0.916%, due 04/25/35 (2)	3,489,808
2,286,481	Educational Services of America, Inc. (12-2-A), (144A), 0.92%, due 04/25/39 (1)(2)	2,273,905
420,716	GE Business Loan Trust (03-1-A), (144A), 0.621%, due 04/15/31 (1)(2)	394,947
572,510	GE Business Loan Trust (04-1-A), (144A), 0.481%, due 05/15/32 (1)(2)	551,041
2,016,365	GE Business Loan Trust (04-2A-A), (144A), 0.411%, due 12/15/32 (1)(2)	1,897,912
1,015,000	GE SeaCo Finance SRL (05-1A-A), (144A), 0.442%, due 11/17/20 (1)(2)	1,003,979
2,187,015	Iowa Student Loan Liquidity Corp. (11-1-A), 1.523%, due 06/25/42 (2)	2,238,848
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.242%, due 07/20/43 (2)	2,320,019
2,464,390	Neptune Finance CCS, Ltd. (08-1A-A), (144A), 0.881%, due 04/20/20 (1)(2)	2,456,233
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.694%, due 11/20/23 (1)(2)	2,604,909
2,450,000	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.533%, due 08/25/21 (1)(2)	2,367,288
3,400,000	SLM Student Loan Trust (06-2-A6), 0.436%, due 01/25/41 (2)	2,864,068
3,400,000	SLM Student Loan Trust (06-8-A6), 0.426%, due 01/25/41 (2)	2,871,633
2,000,000	SLM Student Loan Trust (11-2-A2), 1.39%, due 10/25/34 (2)	2,020,736
2,600,000	SLM Student Loan Trust (12-7-A3), 0.84%, due 05/26/26 (2)	2,593,441
8,380,000	SLM Student Loan Trust 2008-4 (08-4-A4), 1.916%, due 07/25/22 (2)	8,832,964
1,292,500	TAL Advantage I LLC (06-1A-NOTE), (144A), 0.382%, due 04/20/21 (1)(2)	1,272,890
1,017,500	Textainer Marine Containers, Ltd. (05-1A-A), (144A), 0.44%, due 05/15/20 (1)(2)	1,008,133

	Total Asset-Backed Securities (Cost: $63,948,212)	64,943,752

	Commercial Mortgage-Backed Securities — Agency (4.4%)
3,425,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K004-A2), 4.186%, due 08/25/19	3,735,290
2,915,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	3,098,359
2,755,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)	2,943,599

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (Continued)
$5,030,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22	$4,690,415
6,770,345	Federal National Mortgage Association (12-M12-1A), 2.84%, due 08/25/22 (ACES) (2)(4)	6,663,280
5,179,973	Federal National Mortgage Association (12-M15-A), 2.657%, due 10/25/22 (ACES) (2)	5,056,598
4,477,388	Federal National Mortgage Association, Pool #745935, 5.682%, due 08/01/16 (4)	4,934,520
1,545,246	Federal National Mortgage Association, Pool #AD0791, 4.762%, due 02/01/20	1,741,410
4,041,712	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (4)	4,255,617
2,197,440	Federal National Mortgage Association, Pool #Al0151, 4.378%, due 04/01/21 (4)	2,388,108
5,198,198	Federal National Mortgage Association, Pool #AL3400, 2.545%, due 03/01/23 (4)	4,932,128
2,572,038	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,697,335
3,515,941	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	3,731,949
2,922,375	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	3,192,634
2,597,596	NCUA Guaranteed Notes (11-C1-2A), 0.725%, due 03/09/21 (2)	2,612,543

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $58,313,374)	56,673,785

	Commercial Mortgage-Backed Securities — Non-Agency (6.0%)
1,135,000	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (2)	1,198,801
3,270,000	Bear Stearns Commercial Mortgage Securities (04-PWR5-A5), 4.978%, due 07/11/42 (2)	3,383,173
3,450,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.143%, due 10/12/42 (2)	3,721,059
765,000	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	830,189
6,599,353	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)(2)	6,610,473
3,625,619	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	3,623,685
3,150,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	3,219,763
3,475,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-CB12-A4), 4.895%, due 09/12/37	3,695,881
5,500,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP5-A3), 5.229%, due 12/15/44 (2)	5,617,887
2,095,091	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB15-ASB), 5.79%, due 06/12/43 (2)	2,196,912
3,383,042	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	3,501,726
2,191,782	Merrill Lynch Mortgage Trust (05-LC1-A4), 5.291%, due 01/12/44 (2)	2,371,873
1,815,000	Morgan Stanley Capital I Trust (05-T19-A4A), 4.89%, due 06/12/47	1,924,533
2,855,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (2)	3,080,908
5,005,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.811%, due 08/12/41 (2)	5,569,474
3,508,202	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.579%, due 04/12/49 (2)	3,598,826
1,554,058	Morgan Stanley Capital I Trust (07-IQ15-A2), 5.853%, due 06/11/49 (2)	1,578,992
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	1,206,546
1,210,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,272,239

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$625,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	$654,013
5,060,000	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	5,393,080
3,735,000	WF-RBS Commercial Mortgage Trust (11-C3-A4), (144A), 4.375%, due 03/15/44 (1)	3,962,611
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,654,749
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,763,659
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,170,052

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $78,200,232)	76,801,104

	Residential Mortgage-Backed Securities — Agency (30.7%)
9,129,130	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (4)	8,666,739
526,036	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	589,029
1,204,214	Federal Home Loan Mortgage Corp. (2575-FD), 0.641%, due 02/15/33 (PAC) (2)	1,213,730
825,905	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	869,157
891,285	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC) (4)	907,677
468,625	Federal Home Loan Mortgage Corp. (3315-S), 6.218%, due 05/15/37 (I/O) (I/F) (2)	52,358
1,761,354	Federal Home Loan Mortgage Corp. (3339-JS), 41.593%, due 07/15/37 (I/F) (2)	3,483,308
1,389,920	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,507,133
2,609,019	Federal Home Loan Mortgage Corp. (3380-SM), 6.218%, due 10/15/37 (I/O) (I/F) (2)	398,736
2,365,834	Federal Home Loan Mortgage Corp. (3382-FL), 0.891%, due 11/15/37 (2)	2,386,260
8,399,344	Federal Home Loan Mortgage Corp. (3439-SC), 5.709%, due 04/15/38 (I/O) (2)	1,120,707
3,225,585	Federal Home Loan Mortgage Corp. (3578-DI), 6.459%, due 04/15/36 (I/O) (I/F) (2)	424,770
6,505,896	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	6,476,112
180,784	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.571%, due 01/01/37 (2)	180,438
4,772,002	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41 (4)	5,113,569
63,602	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	67,448
26,451	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	28,051
9,792,253	Federal Home Loan Mortgage Corp., Pool #C04412, 3%, due 11/01/42 (4)	9,475,040
45,091	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	48,673
5,109,033	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41 (4)	5,336,522
4,229,683	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	4,421,341
2,986,352	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	3,110,080
1,667,751	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41 (4)	1,783,957
4,314,837	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	4,349,052
6,435,000	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43 (3)	6,487,345
477,302	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (2)	767,798
692,861	Federal National Mortgage Association (01-34-FV), 0.69%, due 08/25/31 (2)	694,825
9,988	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	10,255
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC) (4)	2,185,013
565,769	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	577,969

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$2,882,506	Federal National Mortgage Association (07-89-GF), 0.71%, due 09/25/37 (2)	$2,906,885
208,124	Federal National Mortgage Association (08-12-SE), 6.21%, due 01/25/33 (I/O) (I/F) (2)	2,901
758,757	Federal National Mortgage Association (08-30-SA), 6.66%, due 04/25/38 (I/O) (I/F) (2)	100,295
915,201	Federal National Mortgage Association (08-62-SN), 6.01%, due 07/25/38 (I/O) (I/F) (2)	118,876
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29 (4)	4,185,740
449,216	Federal National Mortgage Association (09-68-SA), 6.56%, due 09/25/39 (I/O) (I/F) (2)	59,597
6,644,645	Federal National Mortgage Association (10-26-AS), 6.14%, due 03/25/40 (I/O) (2)(4)	843,954
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,185,680
57,373	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	62,761
39,119	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	42,175
224,123	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	237,618
168,637	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	179,679
138,387	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	142,870
2,927,760	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26 (4)	3,083,912
2,455,712	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (4)	2,479,981
4,486,283	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (4)	4,680,199
3,310,259	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (4)	3,344,008
6,722,783	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (4)	6,794,475
6,988,320	Federal National Mortgage Association, Pool #AB4670, 3%, due 03/01/27 (4)	7,198,157
11,255,821	Federal National Mortgage Association, Pool #AB5215, 3%, due 05/01/27 (4)	11,595,514
5,040,800	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39 (4)	5,268,818
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.4%, due 02/01/20 (4)	2,544,340
3,265,376	Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26	3,443,465
1,539,903	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,654,178
4,029,629	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	4,422,490
5,573,209	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23 (4)	5,254,800
9,822,286	Federal National Mortgage Association, Pool #MA1237, 3%, due 11/01/32 (4)	9,766,157
11,199,798	Federal National Mortgage Association, Pool #MA1241, 2.5%, due 11/01/22 (4)	11,414,686
11,783,208	Federal National Mortgage Association, Pool #MA1275, 3%, due 12/01/32 (4)	11,715,874
25,495,000	Federal National Mortgage Association, TBA, 2.5% (5)	25,475,083
13,925,000	Federal National Mortgage Association, TBA, 3% (5)	14,326,976
17,135,000	Federal National Mortgage Association, TBA, 3% (5)	16,607,564
23,205,000	Federal National Mortgage Association, TBA, 3.5% (5)	23,328,288
65,630,000	Federal National Mortgage Association, TBA, 3.5% (5)	66,163,244
36,285,000	Federal National Mortgage Association, TBA, 4% (5)	37,708,054
2,751,555	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	2,988,563
1,515,584	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,650,212

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$1,376,128	Government National Mortgage Association (08-27-SI), 6.279%, due 03/20/38 (I/O) (I/F) (2)	$191,856
5,438,395	Government National Mortgage Association (08-81-S), 6.009%, due 09/20/38 (I/O) (I/F) (2)	730,159
2,317,522	Government National Mortgage Association (09-66-UF), 1.192%, due 08/16/39 (2)	2,364,077
7,868,126	Government National Mortgage Association (10-1-S), 5.559%, due 01/20/40 (I/O) (2)	1,147,543
185,302	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	197,735
484,928	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	526,259
6,870,000	Government National Mortgage Association II, TBA, 3% (5)	6,720,792
2,965,556	NCUA Guaranteed Notes (10-R1-1A), 0.645%, due 10/07/20 (2)	2,983,172
1,882,605	NCUA Guaranteed Notes (10-R2-1A), 0.565%, due 11/06/17 (2)	1,886,576
3,470,408	NCUA Guaranteed Notes (10-R2-2A), 0.665%, due 11/05/20 (2)	3,494,538
1,293,538	NCUA Guaranteed Notes (10-R3-1A), 0.755%, due 12/08/20 (2)	1,305,917
1,087,882	NCUA Guaranteed Notes (10-R3-2A), 0.755%, due 12/08/20 (2)	1,098,379
1,671,474	NCUA Guaranteed Notes (11-R1-1A), 0.645%, due 01/08/20 (2)	1,680,745
1,581,309	NCUA Guaranteed Notes (11-R2-1A), 0.595%, due 02/06/20 (2)	1,587,729

	Total Residential Mortgage-Backed Securities — Agency (Cost: $392,454,381)	394,626,638

	Residential Mortgage-Backed Securities — Non-Agency (7.9%)
882,157	Argent Securities, Inc. (05-W2-A2B1), 0.39%, due 10/25/35 (2)	859,121
2,126,599	Asset-Backed Funding Certificates (05-WMC1-M1), 0.85%, due 06/25/35 (2)	2,088,287
2,290,000	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.7%, due 07/25/35 (2)	2,266,695
1,357,711	Banc of America Funding Corp. (06-G-2A3), 0.362%, due 07/20/36 (2)	1,312,237
3,218,124	Carrington Mortgage Loan Trust (05-NC5-A2), 0.51%, due 10/25/35 (2)	3,160,474
1,743,626	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (2)	1,755,453
2,220,833	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (2)	2,278,546
833,185	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	658,504
2,448,217	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	2,631,588
4,800,000	Countrywide Asset-Backed Certificates (05-11-MV1), 0.66%, due 02/25/36 (2)	4,666,862
375,177	Countrywide Asset-Backed Certificates (05-4-MV1), 0.65%, due 10/25/35 (2)	374,714
789,126	Countrywide Home Loans Mortgage Pass-Through Trust (07-J3-A1), 0.69%, due 07/25/37 (2)(6)	510,113
45,040	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	47,128
1,224,355	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.57%, due 09/25/35 (2)	1,208,734
4,066,175	GSAA Trust (05-3-M1), 0.865%, due 12/25/34 (2)	3,980,411
845,000	GSAMP Trust (05-HE5-M1), 0.61%, due 11/25/35 (2)	779,284
993,912	HSBC Home Equity Loan Trust USA (05-2-M1), 0.652%, due 01/20/35 (2)	981,753

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$3,091,491	HSBC Home Equity Loan Trust USA (07-1-AM), 0.432%, due 03/20/36 (2)	$3,032,762
667,915	HSBC Home Equity Loan Trust USA (07-2-AM), 0.432%, due 07/20/36 (2)	659,996
3,638,436	HSBC Home Equity Loan Trust USA (07-3-APT), 1.392%, due 11/20/36 (2)	3,627,109
2,738,264	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.38%, due 12/25/35 (2)	2,659,556
1,813,304	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.43%, due 04/25/35 (2)	1,539,484
5,595,893	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.64%, due 06/25/35 (2)	5,528,418
1,062,369	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.56%, due 06/25/35 (2)	1,045,305
2,193,223	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,707,136
2,653,627	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.105%, due 07/25/34 (2)	2,606,786
24,487	Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.56%, due 07/25/35 (2)	24,467
625,757	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.694%, due 04/25/34 (2)	650,396
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.54%, due 03/25/35 (2)	2,216,192
4,400,000	New Century Home Equity Loan Trust (05-2-M1), 0.62%, due 06/25/35 (2)	4,115,702
3,800,000	New Century Home Equity Loan Trust (05-3-M1), 0.67%, due 07/25/35 (2)	3,733,185
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.68%, due 07/25/35 (2)	6,531,910
3,945,000	New Century Home Equity Loan Trust (05-4-A2C), 0.56%, due 09/25/35 (2)	3,861,686
337,665	Park Place Securities, Inc. (04-MHQ1-M1), 1.24%, due 12/25/34 (2)	337,711
3,501,514	Park Place Securities, Inc. (04-WWF1-M2), 1.21%, due 12/25/34 (2)	3,437,114
4,071,385	Park Place Securities, Inc. (05-WCH1-M2), 0.71%, due 01/25/36 (2)	3,993,406
6,047,021	Park Place Securities, Inc. (05-WHQ2-A1B), 0.46%, due 05/25/35 (2)	5,908,870
561,588	Specialty Underwriting & Residential Finance (05-BC1-M2), 0.94%, due 12/25/35 (2)	558,493
1,300,350	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (2)	1,280,500
3,983,600	Structured Asset Securities Corp. (05-GEL4-M1), 0.71%, due 08/25/35 (2)	3,938,972
1,159,269	Structured Asset Securities Corp. (05-WF3-A2), 0.42%, due 07/25/35 (2)	1,152,081
2,707,572	Structured Asset Securities Corp. (05-WF4-A4), 0.55%, due 11/25/35 (2)	2,693,625
465,216	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (6)	428,581
3,950,000	Wells Fargo Home Equity Trust (05-2-M1), 0.59%, due 08/25/35 (2)	3,857,902

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $97,892,966)	101,687,249

	U.S. Government Agency Obligations (5.2%)
7,040,000	Federal Farm Credit Banks Funding Corp., 0.15%, due 09/19/14 (2)(4)	7,044,806
6,050,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (4)	5,909,973
6,475,000	Federal Home Loan Bank, 0.55%, due 06/03/16 (4)	6,439,517
5,005,000	Federal Home Loan Mortgage Corp., 0.39%, due 11/18/13 (2)(4)	5,009,697
11,105,000	Federal Home Loan Mortgage Corp., 0.5%, due 09/14/15 (4)	11,099,170
8,090,000	Federal National Mortgage Association, 0.36%, due 06/23/14 (2)(4)	8,103,172
5,045,000	Federal National Mortgage Association, 0.5%, due 10/22/15 (4)	5,049,639

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$10,890,000	Federal National Mortgage Association, 0.5%, due 01/29/16 (4)	$10,862,154
8,205,000	Federal National Mortgage Association, 0.65%, due 03/28/16 (4)	8,183,281

	Total U.S. Government Agency Obligations	67,701,409

	Total U.S. Government Agency Obligations (Cost: $67,875,852) (5.2%)	67,701,409

	U.S. Treasury Securities (21.6%)
695,000	U.S. Treasury Bond, 2.75%, due 08/15/42	583,583
106,366	U.S. Treasury Inflation Indexed Bond, 2.125%, due 02/15/41 (7)	127,930
19,865,646	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (7)	20,480,249
37,939,852	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (7)	39,208,485
16,495,394	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/18 (7)	17,027,890
26,930,116	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (7)	27,670,694
27,235,337	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (7)	27,616,196
33,556,248	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (7)	34,641,592
3,151,089	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (7)	3,395,544
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16	7,986,872
7,570,000	U.S. Treasury Note, 0.75%, due 08/15/13	7,571,771
72,440,000	U.S. Treasury Note, 1.375%, due 06/30/18	72,440,000
20,685,000	U.S. Treasury Note, 1.75%, due 05/15/23	19,185,338

	Total U.S. Treasury Securities (Cost: $279,888,210)	277,936,144

	Total Fixed Income Securities (Cost: $1,361,331,901) (106.1%)	1,365,586,658

Number of Shares	Money Market Investments
5,166,000	BlackRock Liquidity Funds TempFund Portfolio, 0.04% (8)	5,166,000
9,208,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (8)	9,208,000
11,378,000	DWS Money Market Series — Institutional Shares, 0.06% (8)	11,378,000

	Total Money Market Investments (Cost: $25,752,000) (2.0%)	25,752,000

Principal Amount	Short-Term Investments
	Commercial Paper (1.6%)
	Banks
$8,305,000	Macquarie Bank, Ltd. (Australia), (144A), 0.325%, due 10/24/13 (1)(9)	8,300,627
12,260,000	RBS Holdings USA, Inc. (United Kingdom), (144A), 0.366%, due 01/22/14 (1)(9)	12,239,558

	Total Commercial Paper (Cost: $20,537,466)	20,540,185

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Short-Term Investments	Value
	Discount Notes (6.1%)
$10,000,000	Federal Home Loan Bank Discount Note, 0.065%, due 11/13/13 (9)	$9,998,840
35,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.06%, due 12/05/13 (9)	34,992,650
9,840,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 09/16/13 (9)	9,839,120
10,500,000	Federal Home Loan Mortgage Corp. Discount Note, 0.09%, due 11/08/13 (9)	10,498,845
13,000,000	Federal National Mortgage Association Discount Note, 0.065%, due 10/09/13 (9)	12,999,246

	Total Discount Notes (Cost: $78,325,674)	78,328,701

	Repurchase Agreement (Cost: $2,554,051) (0.2%)
2,554,051	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $2,775,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $2,609,524) (Total Amount to be Received Upon Repurchase $2,554,052)	2,554,051

	Total Short-Term Investments (Cost: $101,417,191) (7.9%)	101,422,937

	Total Investments (Cost: $1,488,501,092) (116.0%)	1,492,761,595
	Liabilities in Excess of Other Assets (-16.0%)	(206,212,435)

	Net Assets (100.0%)	$1,286,549,160

Notes to the Schedule of Investments:

ACES	-	Alternative Credit Enhancement Securities
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $131,028,948 or 10.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2013.

(3)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(4)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(8)		Rate disclosed, the 7-day net yield, is as of July 31, 2013.

(9)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Agriculture	0.0	%*
Airlines	0.7
Asset-Backed Securities	5.0
Auto Manufacturers	0.3
Banks	6.1
Beverages	0.4
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	4.4
Commercial Mortgage-Backed Securities — Non-Agency	6.0
Commercial Services	0.0	*
Diversified Financial Services	1.5
Electric	1.8
Energy-Alternate Sources	0.2
Engineering & Construction	0.2
Environmental Control	0.0	*
Food	0.0	*
Foreign Government Bonds	0.5
Gas	0.2
Healthcare-Products	0.0	*
Healthcare-Services	1.3
Insurance	1.8
Iron & Steel	0.1
Media	0.5
Mining	0.4
Miscellaneous Manufacturers	0.2
Municipal Bonds	2.1
Oil & Gas	1.1
Pharmaceuticals	0.3
Pipelines	1.8
REIT	2.8
Real Estate	0.2
Residential Mortgage-Backed Securities — Agency	30.7
Residential Mortgage-Backed Securities — Non-Agency	7.9
Telecommunications	0.8
U.S. Government Agency Obligations	5.2
U.S. Treasury Securities	21.6
Money Market Investments	2.0
Short-Term Investments	7.9

Total	116.0%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Brazil (14.9% of Net Assets)
	$31,000,000	Aralco Finance S.A., (144A), 10.125%, due 05/07/20 (1)	$27,900,000
	28,000,000	Banco BTG Pactual S.A., (144A), 4%, due 01/16/20 (1)	23,940,000
	92,000,000	Banco do Brasil S.A., (144A), 6.25%, due 12/31/49 (1)(2)(3)	77,050,000
BRL	99,600,000	Brazil Letras do Tesouro Nacional, 0%,due 01/01/16 (4)	34,271,813
	$81,000,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (1)	78,975,000
BRL	110,829,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	47,320,045
BRL	114,273,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	47,633,014
	$21,500,000	Itau Unibanco Holding S.A., (144A), 5.125%, due 05/13/23 (1)	19,866,000
	73,000,000	Odebrecht Offshore Drilling Finance, Ltd., (144A), 6.75%, due 10/01/22 (1)(5)	72,908,750
	75,000,000	Petrobras Global Finance BV, 2.408%, due 01/15/19 (2)(4)	74,156,988
	8,000,000	Petrobras Global Finance BV, 4.375%, due 05/20/23	7,170,099
	58,000,000	Petrobras Global Finance BV, 5.625%, due 05/20/43 (4)	49,085,400
	66,000,000	Petrobras International Finance Co., 5.375%, due 01/27/21 (4)	66,238,731
	76,500,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (1)	72,675,000
	89,850,000	Samarco Mineracao S.A., (144A), 4.125%, due 11/01/22 (1)	79,068,000
	76,053,333	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/23 (1)	74,532,267
	43,500,000	Tonon Bioenergia S.A., (144A), 9.25%, due 01/24/20 (1)	39,585,000
	31,725,000	Virgolino de Oliveira Finance, Ltd., (144A), 11.75%, due 02/09/22 (1)	25,538,625
	27,667,000	Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18 (1)	21,995,265

		Total Brazil (Cost: $1,040,528,522)	939,909,997

		Chile (2.8%)
	28,000,000	Automotores Gildemeister S.A., (144A), 8.25%, due 05/24/21 (1)	22,680,000
CLP	20,500,000,000	Chile Government International Bond, (Reg. S), 6%, due 01/01/20 (6)	41,364,165
	$57,500,000	CorpGroup Banking S.A., (144A), 6.75%, due 03/15/23 (1)	51,750,000
	17,800,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (1)	18,245,000
	47,700,000	Tanner Servicios Financieros S.A., (144A), 4.375%, due 03/13/18 (1)	45,426,189

		Total Chile (Cost: $197,171,362)	179,465,354

		China (3.0%)
	33,400,000	Country Garden Holdings Co., Ltd., (144A), 11.125%, due 02/23/18 (1)	37,241,000
	28,500,000	Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15 (6)	30,388,125
	35,000,000	Future Land Development Holdings, Ltd., (144A), 10.25%, due 01/31/18 (1)	30,975,000
	35,600,000	Kaisa Group Holdings, Ltd., (144A), 8.875%, due 03/19/18 (1)	34,087,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	China (Continued)
$34,700,000	MIE Holdings Corp., (144A), 9.75%, due 05/12/16 (1)	$35,914,500
21,000,000	Pacnet, Ltd., (144A), 9.25%, due 11/09/15 (1)	21,210,000

	Total China (Cost: $193,336,077)	189,815,625

	Colombia (4.3%)
20,000,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (1)	20,825,000
58,000,000	Banco Davivienda S.A., (144A), 5.875%, due 07/09/22 (1)	57,275,000
70,500,000	Bancolombia S.A., 5.125%, due 09/11/22 (4)	65,917,500
69,500,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (1)	65,764,375
66,650,000	Pacific Rubiales Energy Corp., (144A), 5.125%, due 03/28/23 (1)	63,317,500

	Total Colombia (Cost: $285,182,016)	273,099,375

	Costa Rica (2.4%)
37,000,000	Costa Rica Government International Bond, (144A), 4.375%, due 04/30/25 (1)	34,317,500
62,000,000	Costa Rica Government International Bond, (144A), 5.625%, due 04/30/43 (1)	57,040,000
68,500,000	Instituto Costarricense de Electricidad, (144A), 6.375%, due 05/15/43 (1)	62,163,750

	Total Costa Rica (Cost: $167,765,278)	153,521,250

	Cote d’Ivoire (Cost: $56,868,306) (0.9%)
61,516,000	Ivory Coast Government Bond, (Reg. S), 7.099%, due 12/31/32 (6)	54,903,030

	Croatia (1.9%)
44,000,000	Agrokor DD, (144A), 8.875%, due 02/01/20 (1)	47,520,000
68,000,000	Hrvatska Elektroprivreda, (144A), 6%, due 11/09/17 (1)	70,550,000

	Total Croatia (Cost: $115,719,224)	118,070,000

	El Salvador (1.7%)
46,150,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (1)	44,304,000
61,000,000	El Salvador Government International Bond, (144A), 5.875%, due 01/30/25 (1)	60,390,000

	Total El Salvador (Cost: $107,892,211)	104,694,000

	Georgia (Cost: $61,959,816) (1.0%)
54,875,000	Georgian Railway JSC, (Reg. S), 7.75%, due 07/11/22 (6)	60,362,500

	Guatemala (Cost: $70,534,485) (1.0%)
70,000,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	66,675,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Hungary (1.7%)
	$56,000,000	Hungary Government International Bond, 4.125%, due 02/19/18 (4)	$54,880,000
	56,000,000	Hungary Government International Bond, 5.375%, due 02/21/23 (4)	53,620,000

		Total Hungary (Cost: $111,715,673)	108,500,000

		India (2.9%)
	63,000,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (2)(6)	61,582,500
	46,000,000	Vedanta Resources PLC, (144A), 6%, due 01/31/19 (1)	44,850,000
	30,000,000	Vedanta Resources PLC, (144A), 7.125%, due 05/31/23 (1)	29,250,000
	44,200,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (1)	46,410,000

		Total India (Cost: $181,592,705)	182,092,500

		Indonesia (3.3%)
	57,637,000	Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17 (6)	35,014,477
	23,000,000	Pertamina Persero PT, (144A), 4.3%, due 05/20/23 (1)	20,642,500
	87,000,000	Pertamina Persero PT, (144A), 5.625%, due 05/20/43 (1)	71,557,500
	52,000,000	Perusahaan Listrik Negara PT, (144A), 5.25%, due 10/24/42 (1)	41,470,000
	35,000,000	Perusahaan Penerbit SBSN, (144A), 3.3%, due 11/21/22 (1)	30,450,000
	10,000,000	PT Bumi Resources Tbk, Term Loan, 24.76%, due 08/07/13 (7)	8,700,000

		Total Indonesia (Cost: $267,529,757)	207,834,477

		Iraq (Cost: $82,885,520) (1.2%)
	88,750,000	Republic of Iraq, (Reg. S), 5.8%, due 01/15/28 (6)	75,881,250

		Israel (1.4%)
	42,000,000	Israel Electric Corp., Ltd., (144A), 5.625%, due 06/21/18 (1)(4)	43,050,000
	43,000,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (1)(4)	44,505,000

		Total Israel (Cost: $86,076,928)	87,555,000

		Kazakhstan (Cost: $79,436,219) (1.1%)
	80,000,000	KazMunayGas National Co. JSC, (144A), 5.75%, due 04/30/43 (1)	71,000,000

		Mexico (8.6%)
	69,000,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (1)	74,002,500
	73,000,000	Corp GEO S.A.B. de C.V., (144A), 8.875%, due 03/27/22 (1)	20,440,000
	2,027,161	Hipotecaria Su Casita S.A. de C.V., (144A), 7.5%, due 06/29/18 (1)(8)	162,173
MXN	1,271,560,000	Mexican BONOS Government Bond, 5%, due 06/15/17 (5)	100,171,581

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
MXN	1,131,336,100	Mexican BONOS Government Bond, 6.5%, due 06/09/22 (5)	$91,940,638
	$66,000,000	Mexichem S.A.B. de C.V., (144A), 6.75%, due 09/19/42 (1)	63,706,500
	75,000,000	Mexico Generadora de Energia S. de R.L., (144A), 5.5%, due 12/06/32 (1)	72,000,000
	24,700,000	Petroleos Mexicanos, (144A), 2.286%, due 07/18/18 (1)(2)	25,317,500
	44,500,000	Petroleos Mexicanos, (144A), 3.5%, due 07/18/18 (1)	45,278,750
	53,500,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (1)	52,965,000

		Total Mexico (Cost: $625,304,452)	545,984,642

		Paraguay (Cost: $44,440,000) (0.8%)
	44,440,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	48,661,800

		Peru (2.1%)
	40,228,000	Cia Minera Milpo S.A.A., (144A), 4.625%, due 03/28/23 (1)	37,210,900
	35,575,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (6)	38,332,063
	23,000,000	Pesquera Exalmar S.A.A., (144A), 7.375%, due 01/31/20 (1)	21,850,000
	37,000,000	Scotiabank Peru S.A., (144A), 4.5%, due 12/13/27 (1)(2)	33,300,000

		Total Peru (Cost: $133,771,168)	130,692,963

		Russia (14.3%)
	41,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (1)	43,152,500
	43,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21 (1)	46,332,500
	64,000,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 7.7%, due 02/01/18 (1)	66,480,000
	62,000,000	EDC Finance, Ltd., (144A), 4.875%, due 04/17/20 (1)	57,660,000
	31,500,000	Gazprom OAO via Gaz Capital SA, (Reg. S), 4.95%, due 07/19/22 (6)	30,870,000
	62,500,000	Gazprombank OJSC via GPB Eurobond Finance PLC, (Reg. S), 7.875%, due 12/31/49 (3)(6)	62,968,750
	56,700,000	Home Credit & Finance Bank OOO via Eurasia Capital S.A., (144A), 9.375%, due 04/24/20 (1)(2)	59,535,000
	73,000,000	Metalloinvest Finance, Ltd., (144A), 5.625%, due 04/17/2 0 (1)	68,255,000
	61,000,000	Nomos Bank via Nomos Capital PLC, (144A), 10%, due 04/26/19 (1)	64,851,368
	70,000,000	Polyus Gold International, Ltd., (144A), 5.625%, due 04/29/20 (1)	68,250,000
	54,500,000	Russian Standard Bank via Russian Standard Finance S.A., (144A), 10.75%, due 04/10/18 (1)	58,042,500
	95,000,000	Sberbank of Russia via SB Capital S.A., (144A), 5.25%, due 05/23/23 (1)	88,701,500
	88,000,000	VimpelCom Holdings B.V., (144A), 5.95%, due 02/13/23 (1)	82,390,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Russia (Continued)
	$30,000,000	VTB Bank OJSC via VTB Capital S.A., (144A), 6.95%, due 10/17/22 (1)	$30,375,000
	69,500,000	VTB Bank OJSC via VTB Eurasia, Ltd., (144A), 9.5%, due 12/31/49 (1)(2)(3)	74,365,000

		Total Russia (Cost: $907,676,101)	902,229,118

		Serbia (1.0%)
	55,000,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (6)	51,425,000
RSD	946,691,176	Unicredit Bank AG, (Credit Linked Note to Serbia Treasury Bond, 10%, due 04/01/14), 10%, due 04/01/14	11,025,328

		Total Serbia (Cost: $67,342,464)	62,450,328

		Singapore (Cost: $63,048,240) (1.0%)
	$62,500,000	Global A&T Electronics, Ltd., (144A), 10%, due 02/01/19 (1)	65,625,000

		Slovenia (2.0%)
	94,500,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (1)	89,538,750
	40,000,000	Slovenia Government International Bond, (144A), 5.85%, due 05/10/23 (1)	38,200,000

		Total Slovenia (Cost: $133,687,907)	127,738,750

		South Africa (2.1%)
	44,000,000	AngloGold Ashanti Holdings PLC, 8.5%, due 07/30/20	43,230,000
	96,950,000	Gold Fields Orogen Holding BVI, Ltd., (Reg. S), 4.875%, due 10/07/20 (6)	81,438,000
	5,000,000	Myriad International Holdings BV, (144A), 6%, due 07/18/20 (1)	5,162,500

		Total South Africa (Cost: $144,926,304)	129,830,500

		Spain (Cost: $18,980,794) (0.3%)
	20,270,000	BC Luxco 1 SA, (Reg. S), 7.375%, due 01/29/20 (6)	19,053,800

		Tanzania (Cost: $42,057,206) (0.7%)
	42,000,000	Tanzania Government International Bond, (Reg. S), 6.45%, due 03/08/20 (2)(6)	43,050,000

		Turkey (4.6%)
	54,000,000	Akbank TAS, (144A), 5%, due 10/24/22 (1)	49,410,000
	108,000,000	Turkey Government International Bond, 3.25%, due 03/23/23 (4)	94,500,000
	70,500,000	Turkiye Is Bankasi, (144A), 6%, due 10/24/22 (1)	66,798,750
	89,000,000	Yapi ve Kredi Bankasi A.S., (144A), 5.5%, due 12/06/22 (1)	78,765,000

		Total Turkey (Cost: $322,380,523)	289,473,750

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Ukraine (2.5%)
	$92,500,000	Ukraine Government International Bond, (144A), 7.8%, due 11/28/22 (1)	$83,250,000
	81,500,000	Ukraine Government International Bond, (Reg. S), 6.25%, due 06/17/16 (6)	76,813,750

		Total Ukraine (Cost: $172,778,844)	160,063,750

		United Arab Emirates (1.9%)
	71,000,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (5)(6)	72,420,000
	48,000,000	Ruwais Power Co. PJSC, (144A), 6%, due 08/31/36 (1)	49,680,000

		Total United Arab Emirates (Cost: $121,034,701)	122,100,000

		Uruguay (Cost: $36,204,519) (0.5%)
UYU	625,383,850	Uruguay Government International Bond, 4.375%, due 12/15/28	32,684,188

		Venezuela (5.6%)
	$147,000,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (6)	135,240,000
	90,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (6)	76,050,000
	62,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (6)	52,080,000
	117,000,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (6)	90,967,500

		Total Venezuela (Cost: $373,777,065)	354,337,500

		Total Fixed Income Securities (Cost: $6,313,604,387) (93.5%)	5,907,355,447

Number of Shares		Equity Securities
		Mexico (0.0%)
	240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R.	—

		Total Equity Securities (Cost: $0) (0%)	—

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $384,142,834) (6.1%)
$384,142,834

State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $29,800,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22, valued at $27,587,976; $91,415,000 Federal Home Loan Mortgage Corp., 2.10%, due 10/17/22, valued at $84,697,552; $1,855,000 Federal Home Loan Mortgage Corp., 2%, due 11/02/22, valued at $1,704,827; $172,170,000 Federal National Mortgage Association, 2.26%, due 10/17/22, valued at $163,563,050; $121,460,000 Federal National Mortgage Association, 2.17%, due 10/17/22, valued at $114,217,219; $60,000 Federal National Mortgage Association, 2.08%, due 11/02/22, valued at $55,979 ) (Total Amount to be Received Upon Repurchase $384,142,941)

		$384,142,834

	Total Investments (Cost: $6,697,747,221) (99.6%)	6,291,498,281
	Excess of Other Assets over Liabilities (0.4%)	22,739,780

	Total Net Assets (100.0%)	$6,314,238,061

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	EUR	38,244,135	10/10/13	$50,384,354	$50,890,954	$506,600
Bank of America	HUF	5,900,000,000	03/10/14	25,159,915	25,748,110	588,195
Bank of America	RUB	1,663,750,000	05/19/14	48,711,755	48,201,410	(510,345)
Goldman Sachs	MXN	1,023,360,000	05/14/14	82,000,000	78,124,882	(3,875,118)
JPMorgan Chase Bank	EUR	38,352,382	10/09/13	50,507,785	51,034,777	526,992

				$256,763,809	$254,000,133	$(2,763,676)

SELL (10)
Bank of America	AUD	54,986,143	01/23/14	50,000,000	48,859,147	1,140,853
Bank of America	EUR	76,611,820	10/10/13	100,000,000	101,946,312	(1,946,312)
Bank of America	EUR	114,373,503	12/05/13	150,000,000	152,233,580	(2,233,580)
Bank of America	HUF	5,900,000,000	03/10/14	25,000,000	25,748,110	(748,110)
Bank of America	JPY	5,049,500,000	05/28/14	50,000,000	51,711,605	(1,711,605)
Bank of America	RUB	1,663,750,000	05/19/14	50,000,000	48,201,410	1,798,590
Bank of America	ZAR	499,575,000	01/27/14	50,000,000	49,317,496	682,504
JPMorgan Chase Bank	EUR	38,352,382	10/09/13	50,000,000	51,034,778	(1,034,778)

				$525,000,000	$529,052,438	$(4,052,438)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Credit Default Swaps – Buy Protection

Notional Amount (11)	Implied Credit Spread (12)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Depreciation	Premium Paid (Received)	Value (13)
$30,000,000	0.39%	03/20/17	Bank of America	1.0%	Kingdom of Saudi Arabia	$(1,167,344)	$504,194	$(663,150)
25,000,000	0.51%	03/20/17	Bank of America	1.0%	State of Qatar	(893,118)	454,003	(439,115)
25,000,000	0.51%	03/20/17	Bank of America	1.0%	State of Qatar	(859,277)	420,162	(439,115)
20,000,000	0.40%	03/20/17	JPMorgan Chase Bank	1.0%	Abu Dhabi Government	(745,038)	308,614	(436,424)
30,000,000	0.40%	03/20/17	JPMorgan Chase Bank	1.0%	Abu Dhabi Government	(1,118,032)	463,396	(654,636)
20,000,000	0.39%	03/20/17	JPMorgan Chase Bank	1.0%	Kingdom of Saudi Arabia	(751,030)	308,930	(442,100)
100,000,000	3.65%	06/20/18	Centrally Cleared Swap	5.0%	Markit CDX North America High Yield Index	(351,818)	(5,428,372)	(5,780,190)

						$(5,885,657)	$(2,969,073)	$(8,854,730)

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $3,834,605,212 or 60.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2013.

(3)		Perpetual Maturity.

(4)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments.

(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2013, the value of these securities amounted to $1,190,204,910 or 18.9% of net assets.

(7)		Rate stated is the effective yield.

(8)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

(9)	Fund buys foreign currency, sells U.S. Dollar.

(10)	Fund sells foreign currency, buys U.S. Dollar.

(11)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(12)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(13)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Airlines	0.3%
Auto Manufacturers	0.4
Banks	21.4
Building Materials	0.3
Chemicals	1.0
Coal	0.6
Commercial Services	2.4
Diversified Financial Services	3.3
Electric	6.8
Energy-Alternate Sources	0.6
Engineering & Construction	1.2
Food	2.9
Foreign Government Bonds	24.1
Holding Companies — Diversified	0.8
Internet	0.3
Iron & Steel	2.4
Media	0.1
Mining	5.7
Municipal Bonds	1.2
Oil & Gas	12.4
Oil & Gas Services	0.9
Real Estate	2.1
Telecommunications	1.3
Transportation	1.0
Short-Term Investments	6.1

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Brazil (8.0% of Net Assets)
BRL	20,000,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/16	$6,881,890
BRL	16,230,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/17	4,999,154
BRL	22,309,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	9,528,322
BRL	31,576,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	13,161,990

		Total Brazil (Cost: $38,443,974)	34,571,356

		Chile (4.3%)
CLP	5,000,000,000	Banco Santander Chile, (Reg. S), 6.5%, due 09/22/20 (1)(2)	9,584,509
CLP	4,500,000,000	Chile Government International Bond, (Reg. S), 6%, due 01/01/18 (1)	9,023,567

		Total Chile (Cost: $20,559,957)	18,608,076

		China (Cost: $9,828,677) (2.3%)
CNY	61,520,000	Evergrande Real Estate Group Ltd., (Reg. S), 7.5%, due 01/19/14 (1)	10,037,690

		Colombia (2.7%)
COP	15,568,000,000	Colombia Government International Bond, 4.375%, due 03/21/23	7,517,995
COP	8,882,000,000	Empresa de Telecomunicaciones de Bogota, (144A), 7%, due 01/17/23 (3)	4,148,605

		Total Colombia (Cost: $12,463,451)	11,666,600

		Hungary (3.0%)
HUF	2,100,000,000	Hungary Government Bond, 6%, due 11/24/23	9,063,877
HUF	800,000,000	Hungary Government Bond, 6.75%, due 11/24/17	3,743,495

		Total Hungary (Cost: $13,476,396)	12,807,372

		India (1.3%)
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	818,748
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,052,348
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	2,870,186

		Total India (Cost: $7,741,979)	5,741,282

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Indonesia (2.8%)
IDR	93,000,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	$8,292,008
IDR	48,000,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	4,004,865

		Total Indonesia (Cost: $12,531,537) (2.8%)	12,296,873

		Mexico (11.3%)
MXN	50,000,000	America Movil S.A.B. de C.V., 6.45%, due 12/05/22 (2)	3,766,339
MXN	90,000,000	Grupo Televisa S.A.B., 7.25%, due 05/14/43 (2)	5,990,722
MXN	129,163,100	Mexican BONOS Government Bond, 5%, due 06/15/17 (2)	10,175,274
MXN	206,549,700	Mexican BONOS Government Bond, 6.5%, due 06/09/22 (2)	16,785,738
MXN	136,748,000	Mexican BONOS Government Bond, 8.5%, due 12/13/18	12,376,841

		Total Mexico (Cost: $52,255,255)	49,094,914

		Peru (Cost: $9,415,523) (2.1%)
PEN	26,000,000	Peruvian Government International Bond, (Reg. S), 5.2%, due 09/12/23 (1)	9,284,120

		Philippines (Cost: $5,862,538) (1.3%)
PHP	234,000,000	Philippine Government International Bond, 4.95%, due 01/15/21	5,819,019

		Poland (9.2%)
PLN	23,430,000	Poland Government Bond, 5%, due 04/25/16 (2)	7,711,770
PLN	39,150,000	Poland Government Bond, 5.25%, due 10/25/17	13,166,365
PLN	25,609,000	Poland Government Bond, 5.5%, due 04/25/15 (2)	8,371,680
PLN	30,900,000	Poland Government Bond, 5.75%, due 10/25/21	10,871,363

		Total Poland (Cost: $40,602,857)	40,121,178

		Romania (Cost: $7,554,684) (1.8%)
RON	24,600,000	Romania Government Bond, 5.75%, due 01/27/16	7,607,827

		Russia (8.5%)
RUB	265,600,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	8,041,770
RUB	520,000,000	Russian Federal Bond — OFZ, 7.35%, due 01/20/16	16,178,269
RUB	410,000,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21 (2)	12,917,646

		Total Russia (Cost: $40,685,200)	37,137,685

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Serbia (Cost: $11,019,637) (2.5%)
RSD	940,000,000	Serbia Treasury Bond, 10%, due 05/16/15	10,773,180

		South Africa (8.8%)
ZAR	92,500,000	South Africa Government Bond, 6.75%, due 03/31/21 (2)	8,941,620
ZAR	50,000,000	South Africa Government Bond, 7%, due 02/28/31	4,293,751
ZAR	126,300,000	South Africa Government Bond, 8%, due 12/21/18 (2)	13,333,864
ZAR	98,460,000	South Africa Government Bond, 10.5%, due 12/21/26 (2)	11,844,542

		Total South Africa (Cost: $46,341,221)	38,413,777

		Thailand (3.1%)
THB	269,000,000	Thailand Government Bond, 3.25%, due 06/16/17	8,589,273
THB	157,300,000	Thailand Government Bond, 3.65%, due 12/17/21 (2)	4,945,995

		Total Thailand (Cost: $14,008,907)	13,535,268

		Turkey (8.0%)
TRY	24,185,000	Turkey Government Bond, 6.3%, due 02/14/18	11,349,504
TRY	17,300,000	Turkey Government Bond, 7.5%, due 09/24/14	8,793,203
TRY	27,909,000	Turkey Government Bond, 9%, due 03/08/17	14,495,467

		Total Turkey (Cost: $38,840,580)	34,638,174

		Uruguay (Cost: $4,005,921) (0.9%)
UYU	72,132,797	Uruguay Government International Bond, 4.25%, due 04/05/27	3,694,417

		Venezuela (2.6%)
	$6,000,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (1)	5,520,000
	7,500,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (1)	5,831,250

		Total Venezuela (Cost: $13,179,016)	11,351,250

		Total Fixed Income Securities (Cost: $398,817,310) (84.5%)	367,200,058

		Total Investments (Cost: $398,817,310) (84.5%)	367,200,058
		Excess of Other Assets over Liabilities (15.5%)	67,510,231

		Total Net Assets (100.0%)	$434,710,289

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	HUF	1,180,000,000	03/10/14	$5,031,983	$5,149,622	$117,639
Bank of America	MYR	55,026,000	05/14/14	18,000,000	16,720,625	(1,279,375)
Goldman Sachs	CLP	6,031,250,000	11/07/13	12,333,844	11,576,024	(757,820)
JPMorgan Chase Bank	EUR	19,176,191	10/09/13	25,253,893	25,517,389	263,496

				$60,619,720	$58,963,660	$(1,656,060)

SELL (5)
Bank of America	EUR	19,183,843	10/10/13	$25,000,000	$25,527,680	$(527,680)
Bank of America	HUF	1,180,000,000	03/10/14	5,000,000	5,149,622	(149,622)
Bank of America	JPY	504,950,000	05/28/14	5,000,000	5,171,160	(171,160)
Bank of America	RUB	665,500,000	05/19/14	20,000,000	19,280,564	719,436
Bank of America	ZAR	99,915,000	01/27/14	10,000,000	9,863,499	136,501
Goldman Sachs	CLP	6,031,250,000	11/07/13	12,500,000	11,576,024	923,976
JPMorgan Chase Bank	EUR	19,176,191	10/09/13	25,000,000	25,517,389	(517,389)

				$102,500,000	$102,085,938	$414,062

Interest Rate Swap Agreements

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Depreciation	Premium Paid	Value
			Annualized Brazil Interbank Deposit Rate
$23,300,000	01/05/15	JPMorgan Chase Bank	(8.22%)	8.510%	$(101,950)	$—	$(101,950)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2013

JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	New Romanian Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
THB	-	Thai Baht.
TRY	-	New Turkish Lira.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.

(1)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2013, the value of these securities amounted to $49,281,136 or 11.3% of net assets.

(2)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $4,148,605 or 1.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Fund buys foreign currency, sells U.S. Dollar.

(5)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Banks	2.2%
Electric	1.3
Foreign Government Bonds	74.1
Media	1.4
Oil & Gas	1.3
Real Estate	2.3
Telecommunications	1.9

Total	84.5%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Brazil (6.6% of Net Assets)
	$200,000	Aralco Finance S.A., (144A), 10.125%, due 05/07/20 (1)	$180,000
	224,000	Banco do Brasil S.A., (144A), 6.25%, due 12/31/49 (1)(2)	187,600
	200,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (1)	195,000
BRL	490,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	209,528
	$200,000	Odebrecht Offshore Drilling Finance, Ltd., (144A), 6.75%, due 10/01/22 (1)(3)	199,750
	140,000	Petrobras Global Finance BV, 4.375%, due 05/20/23	125,477
	280,000	Petrobras Global Finance BV, 5.625%, due 05/20/43 (4)	236,964
	200,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (1)	190,000
	196,267	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/23 (1)	192,341
	200,000	Tonon Bioenergia S.A., (144A), 9.25%, due 01/24/20 (1)	182,000

		Total Brazil (Cost: $1,940,368)	1,898,660

		Chile (Cost: $208,422) (0.7%)
	200,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (1)	205,000

		China (2.1%)
	336,000	Country Garden Holdings Co., Ltd., (144A), 11.125%, due 02/23/18 (1)	374,640
	280,000	Golden Eagle Retail Group, Ltd., (144A), 4.625%, due 05/21/23 (1)	243,048

		Total China (Cost: $609,867)	617,688

		Colombia (1.9%)
COP	296,000,000	Empresa de Telecomunicaciones de Bogota, (144A), 7%, due 01/17/23 (1)	138,256
	$280,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (1)	264,950
	168,000	Pacific Rubiales Energy Corp., (144A), 5.125%, due 03/28/23 (1)	159,600

		Total Colombia (Cost: $575,535)	562,806

		El Salvador (Cost: $189,022) (0.7%)
	200,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (1)	192,000

		Guatemala (1.9%)
	280,000	Central American Bottling Corp., (144A), 6.75%, due 02/09/22 (1)	291,900
	280,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	266,700

		Total Guatemala (Cost: $559,988)	558,600

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Hungary (0.9%)
	$140,000	Hungary Government International Bond, 4.125%, due 02/19/18	$137,200
	140,000	Hungary Government International Bond, 5.375%, due 02/21/23	134,050

		Total Hungary (Cost: $272,031)	271,250

		India (1.7%)
	280,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (2)(5)	273,700
	200,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (1)	210,000

		Total India (Cost: $473,640)	483,700

		Indonesia (1.7%)
	280,000	Pertamina Persero PT, (144A), 4.3%, due 05/20/23 (1)	251,300
	280,000	Pertamina Persero PT, (144A), 5.625%, due 05/20/43 (1)	230,300

		Total Indonesia (Cost: $504,124)	481,600

		Iraq (Cost: $207,625) (0.7%)
	250,000	Republic of Iraq, (Reg. S), 5.8%, due 01/15/28 (5)	213,750

		Kazakhstan (Cost: $259,469) (0.9%)
	280,000	KazMunayGas National Co. JSC, (144A), 4.4%, due 04/30/23 (1)	259,350

		Mexico (4.4%)
	168,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (1)	180,180
	200,000	Corp GEO S.A.B. de C.V., (144A), 8.875%, due 03/27/22 (1)	56,000
MXN	2,000,000	Grupo Televisa S.A.B., 7.25%, due 05/14/43	133,127
MXN	1,580,000	Mexican BONOS Government Bond, 5%, due 06/15/17	124,470
MXN	4,230,000	Mexican BONOS Government Bond, 6.5%, due 06/09/22	343,761
	$250,000	Mexico Generadora de Energia S. de R.L., (144A), 5.5%, due 12/06/32 (1)	240,000
	200,000	Petroleos Mexicanos, (144A), 3.5%, due 07/18/18 (1)	203,500

		Total Mexico (Cost: $1,312,398)	1,281,038

		Paraguay (Cost: $160,342) (0.6%)
	150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	164,250

		Peru (2.2%)
	280,000	Cia Minera Milpo S.A.A., (144A), 4.625%, due 03/28/23 (1)	259,000
	168,000	Corp. Lindley S.A., (144A), 4.625%, due 04/12/23 (1)	160,020
	280,000	Southern Copper Corp., 5.25%, due 11/08/42 (4)	222,978

		Total Peru (Cost: $647,452)	641,998

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Russia (3.9%)
	$200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (1)	$210,500
	200,000	Home Credit & Finance Bank OOO via Eurasia Capital S.A., (144A), 9.375%, due 04/24/20 (1)(2)	210,000
RUB	4,869,000	Russian Federal Bond — OFZ, 7.35%, due 01/20/16	151,485
	$280,000	Sberbank of Russia via SB Capital S.A., (144A), 5.25%, due 05/23/23 (1)	261,436
	280,000	VTB Bank OJSC via VTB Eurasia, Ltd., (144A), 9.5%, due 12/31/49 (1)(2)	299,600

		Total Russia (Cost: $1,119,562)	1,133,021

		Slovenia (Cost: $186,082) (0.7%)
	200,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (1)	189,500

		South Africa (2.8%)
	200,000	AngloGold Ashanti Holdings PLC, 8.5%, due 07/30/20	196,500
	280,000	Gold Fields Orogen Holding BVI, Ltd., (Reg. S), 4.875%, due 10/07/20 (5)	235,200
	200,000	Myriad International Holdings BV, (144A), 6%, due 07/18/20 (1)	206,500
	200,000	Transnet SOC, Ltd., (144A), 4%, due 07/26/22 (1)	176,000

		Total South Africa (Cost: $815,094)	814,200

		Spain (Cost: $191,566) (0.6%)
	200,000	BC Luxco 1 S.A., (144A), 7.375%, due 01/29/20 (1)	188,000

		Tanzania (Cost: $201,981) (0.7%)
	200,000	Tanzania Government International Bond, (Reg. S), 6.45%, due 03/08/20 (2)(5)	205,000

		Turkey (Cost: $196,000) (0.7%)
	200,000	Turkiye Is Bankasi, (144A), 6%, due 10/24/22 (1)	189,500

		Ukraine (Cost: $187,302) (0.6%)
	200,000	Ukraine Government International Bond, (Reg. S), 6.25%, due 06/17/16 (5)	188,500

		United Arab Emirates (1.7%)
	280,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (5)	285,600
	200,000	Ruwais Power Co. PJSC, (144A), 6%, due 08/31/36 (1)(3)	207,000

		Total United Arab Emirates (Cost: $491,185)	492,600

		Uruguay (Cost: $187,066) (0.6%)
UYU	3,183,772	Uruguay Government International Bond, 4.375%, due 12/15/28	166,392

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Venezuela (2.7%)
$420,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (5)	$386,400
476,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (5)	399,840

	Total Venezuela (Cost: $784,644)	786,240

	Total Fixed Income Securities (Cost: $12,280,765) (42.0%)	12,184,643

Number of Shares	Preferred Stock
	Brazil (1.3%)
16,300	Itau Unibanco Holding S.A., 4.07% (ADR)	207,825
14,000	Banco Bradesco S.A., 3.5%	169,987

	Total Brazil (Cost: $377,448)	377,812

	Russia (Cost: $301,636) (1.1%)
142,472	Sberbank of Russia, 4.56%	321,543

	Total Preferred Stock (Cost: $679,084) (2.4%)	699,355

	Common Stocks
	Australia (Cost: $254,359) (0.9%)
5,700	Rio Tinto PLC (SP ADR)	256,443

	Brazil (1.2%)
9,000	CCR S.A.	70,616
13,500	Raia Drogasil S.A.	114,209
6,300	Tegma Gestao Logistica	61,306
7,980	Vale S.A. (SP ADR)	109,485

	Total Brazil (Cost: $373,348)	355,616

	China (12.8%)
315,000	Agricultural Bank of China, Ltd. — Class H	127,359
49,300	AIA Group, Ltd.	233,354
1,390	Baidu, Inc. (SP ADR) (6)	183,911
30,170	Biostime International Holdings, Ltd.	145,758

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	China (Continued)
382,000	China Construction Bank Corp. — Class H	$284,819
93,000	China Everbright International, Ltd.	84,675
125,000	China Longyuan Power Group, Corp.	131,790
74,000	China Overseas Land & Investment, Ltd.	212,532
75,500	China Railway Construction Corp., Ltd. — Class H	76,644
99,000	CIMC Enric Holdings, Ltd.	125,363
44,000	Galaxy Entertainment Group, Ltd. (6)	230,738
750,800	GCL-Poly Energy Holdings, Ltd. (6)	190,370
21,000	Haier Electronics Group Co., Ltd.	37,854
13,600	Hollysys Automation Technologies, Ltd. (6)	184,688
218,000	Industrial & Commercial Bank of China, Ltd. — Class H	143,184
7,800	Melco Crown Entertainment, Ltd. (ADR) (6)	194,064
6,500	New Oriental Education & Technology Group (SP ADR) (6)	144,235
1,220	PetroChina Co., Ltd. (ADR)	142,228
28,000	Sands China, Ltd.	151,514
382,900	Sihuan Pharmaceutical Holdings Group, Ltd.	276,204
112,000	Sino Biopharmaceutical	81,383
7,550	Tencent Holdings, Ltd.	341,773

	Total China (Cost: $3,467,348)	3,724,440

	Cyprus (Cost: $218,271) (0.8%)
5,640	Eurasia Drilling Co., Ltd (GDR)	222,095

	India (1.8%)
3,325	Cognizant Technology Solutions Corp. (6)	240,697
41,187	Essar Energy PLC (6)	83,254
6,240	HDFC Bank, Ltd. (ADR)	205,296

	Total India (Cost: $521,953)	529,247

	Indonesia (2.4%)
153,500	Bank Rakyat Indonesia Persero Tbk PT	123,014
1,612,000	Kalbe Farma Tbk PT	223,939
97,000	Matahari Department Store Tbk PT (6)	117,380
279,500	Media Nusantara Citra Tbk PT (6)	84,221
118,500	Telekomunikasi Indonesia Tbk PT	137,091

	Total Indonesia (Cost: $653,006)	685,645

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Iraq (Cost: $114,441) (0.4%)
8,204	Genel Energy PLC (6)	$119,760

	Jordan (Cost: $124,777) (0.5%)
8,725	Hikma Pharmaceuticals PLC	147,428

	Mexico (1.6%)
19,400	Cemex S.A.B. de C.V. (SP ADR) (6)	223,294
1,500	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	149,235
24,300	Grupo Herdez S.A.B. de C.V., Series C	78,021

	Total Mexico (Cost: $426,676)	450,550

	Panama (Cost: $160,092) (0.6%)
1,200	Copa Holdings S.A.	167,004

	Peru (1.2%)
2,100	Credicorp, Ltd.	249,459
3,900	Southern Copper Corp.	101,673

	Total Peru (Cost: $375,468)	351,132

	Philippines (Cost: $64,796) (0.2%)
34,220	BDO Unibank, Inc.	63,810

	Portugal (Cost: $100,114) (0.3%)
4,928	Jeronimo Martins SGPS S.A.	97,364

	Russia (3.6%)
4,088	Gazprom Neft OAO (SP ADR)	71,957
7,339	M Video OJSC	59,402
1,131	Magnit OJSC	274,307
2,100	MegaFon OAO (GDR)	66,735
20,642	Mobile Telesystems OJSC	171,214
12,120	Yandex N.V. (6)	393,900

	Total Russia (Cost: $933,991)	1,037,515

	Saudi Arabia (2.7%)
3,626	Al Rajhi Bank	73,961
6,250	Etihad Etisalat Co.	141,003
4,170	Fawaz Abdulaziz Alhokair	148,405
2,388	Herfy Food Services Co.	70,873
19,205	Samba Financial Group	271,389
2,150	Saudi Airlines Catering Co.	72,232

	Total Saudi Arabia (Cost: $743,380)	777,863

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	South Africa (1.2%)
7,280	MTN Group, Ltd.	$136,293
980	Naspers, Ltd. — N Shares (6)	81,959
11,074	Standard Bank Group, Ltd.	123,828

	Total South Africa (Cost: $320,717)	342,080

	South Korea (8.2%)
3,000	Hankook Tire Co., Ltd.	160,475
765	Hyundai Glovis Co., Ltd.	131,795
1,185	Hyundai Mobis	288,871
915	Hyundai Motor Co.	189,198
4,820	Kia Motors Corp.	272,914
130	NHN, Corp.	33,909
3,265	Paradise Co., Ltd.	65,558
755	Samsung Electronics Co., Ltd.	860,335
6,300	Shinhan Financial Group Co., Ltd.	229,648
7,000	SK Telecom Co., Ltd. (ADR)	151,130

	Total South Korea (Cost: $2,332,298)	2,383,833

	Taiwan (3.5%)
109,000	Advanced Semiconductor Engineering, Inc.	89,364
15,600	Eclat Textile Co., Ltd.	120,006
28,200	Himax Technologies, Inc. (ADR)	183,582
39,500	Hon Hai Precision Industry Co., Ltd.	102,278
4,630	St Shine Optical Co., Ltd. (6)	129,534
110,500	Taiwan Semiconductor Manufacturing Co., Ltd.	375,776

	Total Taiwan (Cost: $999,877)	1,000,540

	Thailand (2.6%)
32,403	Advanced Info Service PCL (NVDR)	294,634
25,500	Airports of Thailand PCL (NVDR)	144,850
106,935	Bank of Ayudhya PCL (NVDR)	127,310
20,400	Kasikornbank PCL (NVDR)	118,906
6,600	PTT PCL (NVDR)	69,783

	Total Thailand (Cost: $757,267)	755,483

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Common Stock	Value
	Turkey (1.2%)
8,422	Bizim Toptan Satis Magazalari A.S.	$125,604
16,139	Ford Otomotiv Sanayi A.S.	231,548

	Total Turkey (Cost: $335,347)	357,152

	United Arab Emirates (Cost: $60,903) (0.2%)
28,559	Lamprell PLC (6)	62,887

	Total Common Stocks (Cost: $13,338,429) (47.9%)	13,887,887

	Exchange-Traded Funds
	India (Cost: $371,586) (1.3%)
16,150	iShares MSCI India ETF	367,897

	Malaysia (Cost: $158,304) (0.5%)
10,200	iShares MSCI Malaysia ETF	154,122

	Taiwan (Cost: $131,621) (0.5%)
9,775	iShares MSCI Taiwan ETF	133,233

	Total Exchange-Traded Funds (Cost: $661,511) (2.3%)	655,252

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,791,466) (6.2%)
$1,791,466	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $1,990,000 Federal Home Loan Corp., 2%, due 11/02/22 valued at $1,828,898) (Total Amount to be Received Upon Repurchase $1,791,467)	1,791,466

	Total Investments (Cost: $28,751,255) (100.8%)	29,218,603
	Liabilities in Excess of Other Assets (-0.8%)	(234,845)

	Total Net Assets (100.0%)	$28,983,758

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
HKD	-	Hong Kong Dollar.
IDR	-	Indonesian Rupiah.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
PHP	-	Philippines Peso.
RUB	-	Russian Ruble.
THB	-	Thai Baht.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2013

TRY	-	New Turkish Lira.
TWD	-	Taiwan Dollar.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	-	Non-Voting Depositary Receipt.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $7,814,721 or 27.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2013.

(3)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(4)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments.

(5)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2013, the value of these securities amounted to $2,187,990 or 7.6% of net assets.

(6)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Airlines	0.6%
Apparel	0.4
Auto Manufacturers	2.4
Auto Parts & Equipment	1.6
Banks	16.8
Beverages	2.1
Building Materials	1.0
Commercial Services	2.4
Computers	0.8
Distribution & Wholesale	0.4
Diversified Financial Services	2.4
Electric	2.2
Electronics	0.4
Energy-Alternate Sources	1.1
Engineering & Construction	1.5
Entertainment	0.2
Environmental Control	0.3
Food	3.0
Food Service	0.2
Foreign Government Bonds	8.5
Healthcare-Products	0.4
Home Furnishings	0.1
Household Products/Wares	0.5
Insurance	0.8
Internet	3.3
Investment Companies	2.3
Iron & Steel	0.4
Lodging	2.0
Machinery-Diversified	0.6
Media	1.7
Mining	5.1
Municipal Bonds	0.7
Oil & Gas	9.4
Oil & Gas Services	1.4
Pharmaceuticals	2.5
Real Estate	2.5
Retail	1.8
Semiconductors	5.2
Telecommunications	4.3
Transportation	1.3
Short-Term Investments	6.2

Total	100.8%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.5% of Net Assets)
$22,865	Educational Services of America, Inc. (12-2-A), (144A), 0.92%, due 04/25/39 (1)(2)	$22,739
15,000	Goal Capital Funding Trust (06-1-A3), 0.393%, due 11/25/26 (2)	14,768
9,408	Nelnet Student Loan Trust (12-5A-A), (144A), 0.79%, due 10/27/36 (1)(2)	9,350
8,873	Scholar Funding Trust (11-A-A), (144A), 1.164%, due 10/28/43 (1)(2)	8,746

	Total Asset-Backed Securities (Cost: $56,195)	55,603

	Commercial Mortgage-Backed Securities — Non-Agency (10.9%)
17,135	Banc of America Commercial Mortgage Trust (06-5-A2), 5.317%, due 09/10/47	17,309
21,152	Bear Stearns Commercial Mortgage Securities Trust (03-PWR2-A4), 5.186%, due 05/11/39 (2)	21,145
24,677	Bear Stearns Commercial Mortgage Securities Trust (04-PWR4-A3), 5.468%, due 06/11/41 (2)	25,290
23,734	Bear Stearns Commercial Mortgage Securities Trust (07-PW16-AAB), 5.713%, due 06/11/40 (2)	24,710
13,576	CD Commercial Mortgage Trust (07-CD4-A2B), 5.205%, due 12/11/49	13,651
20,808	Commercial Mortgage Trust (04-LB2A-A4), 4.715%, due 03/10/39	21,051
22,483	Credit Suisse Commercial Mortgage Trust (06-C1-AAB), 5.392%, due 02/15/39 (2)	23,016
10,665	Credit Suisse First Boston Mortgage Securities Corp. (04-C2-A1), 3.819%, due 05/15/36	10,713
27,831	JPMorgan Chase Commercial Mortgage Securities Trust (05-CB11-ASB), 5.201%, due 08/12/37 (2)	28,347
20,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	21,127
23,409	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP7-ASB), 5.863%, due 04/15/45 (2)	24,493
14,266	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	15,456
25,000	LB-UBS Commercial Mortgage Trust (04-C7-A6), 4.786%, due 10/15/29 (2)	25,751
1,982	Morgan Stanley Capital I Trust (03-T11-A4), 5.15%, due 06/13/41	1,978
17,689	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	17,901
5,328	Wachovia Bank Commercial Mortgage Trust (04-C12-A3), 5.23%, due 07/15/41 (2)	5,320
2,818	Wachovia Bank Commercial Mortgage Trust (04-C14-A3), 4.925%, due 08/15/41	2,838
34,888	Wachovia Bank Commercial Mortgage Trust (05-C17-APB), 5.037%, due 03/15/42	35,262
35,000	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	37,304
19,804	Wachovia Bank Commercial Mortgage Trust (06-C26-APB), 5.997%, due 06/15/45	20,957

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $394,226)	393,619

	Residential Mortgage-Backed Securities — Agency (10.3%)
77,705	Federal Home Loan Mortgage Corp. (2864-NA), 5.5%, due 01/15/31 (PAC)	77,952
23,617	Federal Home Loan Mortgage Corp. (242-F29), 0.441%, due 11/15/36 (2)	23,515
23,679	Federal National Mortgage Association (01-70-OF), 1.14%, due 10/25/31 (2)	24,144

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$150,543	Federal National Mortgage Association (04-W2-1A3F), 0.54%, due 02/25/44 (2)	$150,018
39,017	Federal National Mortgage Association (05-W3-2AF), 0.41%, due 03/25/45 (2)	38,959
18,392	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	18,904
12,064	Federal National Mortgage Association (93-247-FM), 2.151%, due 12/25/23 (2)	12,487
4,797	Government National Mortgage Association (03-39-GF), 0.542%, due 05/20/32 (PAC) (2)(3)	4,801
20,899	NCUA Guaranteed Notes (11-R6-1A), 0.575%, due 05/07/20 (2)(3)	20,932

	Total Residential Mortgage-Backed Securities — Agency (Cost: $369,282)	371,712

	Residential Mortgage-Backed Securities — Non-Agency (20.6%)
603	Accredited Mortgage Loan Trust (05-4-A2C), 0.4%, due 12/25/35 (2)	603
17,470	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	18,518
17,075	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	18,706
9,300	Banc of America Funding Corp. (06-G-2A3), 0.362%, due 07/20/36 (2)	8,988
13,531	Bear Stearns Alt-A Trust (04-13-A1), 0.93%, due 11/25/34 (2)	13,121
11,683	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.59%, due 08/25/43 (2)	11,423
31,676	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	34,854
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	57,999
32,778	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	35,402
19,991	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.21%, due 11/25/33 (2)	18,400
53,706	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.121%, due 07/25/35 (2)	52,962
19,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.19%, due 08/25/34 (2)	18,660
18,904	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.64%, due 10/25/34 (2)	18,309
39,410	HSBC Home Equity Loan Trust USA (05-2-M1), 0.652%, due 01/20/35 (2)	38,928
77,033	JPMorgan Mortgage Trust (05-A6-7A1), 2.967%, due 08/25/35 (2)(4)	70,728
5,392	Lehman XS Trust (05-6-1A3), 0.45%, due 11/25/35 (2)	5,347
60,127	MASTR Seasoned Securitization Trust (04-1-4A1), 2.799%, due 10/25/32 (2)	60,237
47,005	MASTR Seasoned Securitization Trust (05-1-4A1), 2.452%, due 10/25/32 (2)	46,473
40,451	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	46,411
20,550	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.64%, due 07/25/34 (2)	19,741
36,347	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	38,126
1,724	RAAC Series Trust (06-SP2-A2), 0.36%, due 02/25/36 (2)	1,718
19,484	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	19,575
43,987	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	44,796
7,510	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.53%, due 05/25/35 (2)	7,397
4,414	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.48%, due 10/25/33 (2)	4,383
30,792	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	31,717

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $683,501)	743,522

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (32.2%)
	Airlines (4.8%)
$93,520	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	$106,847
71,042	JetBlue Airways Corp. Pass-Through Certificates, (04-2-G1), 0.65%, due 02/15/18 (EETC) (2)	67,312

	Total Airlines (Cost: $165,542)	174,159

	Banks (15.2%)
75,000	Abbey National Treasury Services PLC (United Kingdom), 1.844%, due 04/25/14 (2)	75,523
10,000	Bank of America Corp., 5.625%, due 10/14/16	11,134
80,000	Bank of America N.A., 0.553%, due 06/15/16 (2)	77,645
7,000	Citigroup, Inc., 0.823%, due 08/25/36 (2)	5,610
75,000	Citigroup, Inc., 1.975%, due 05/15/18 (2)	77,608
75,000	Goldman Sachs Group, Inc. (The), 1.273%, due 02/07/14 (2)	75,228
75,000	JPMorgan Chase Bank N.A., 0.602%, due 06/13/16 (2)	73,937
50,000	Lloyds TSB Bank PLC (United Kingdom), 2.615%, due 01/24/14 (2)	50,493
100,000	National Australia Bank, Ltd. (Australia), 0.989%, due 04/11/14 (2)	100,290

	Total Banks (Cost: $541,029)	547,468

	Diversified Financial Services (4.5%)
70,000	American Express Credit Corp., 7.3%, due 08/20/13	70,241
60,000	General Electric Capital Corp., 0.653%, due 05/05/26 (2)	55,091
35,000	Macquarie Group, Ltd. (Australia), (144A), 7.3%, due 08/01/14 (1)	36,868

	Total Diversified Financial Services (Cost: $151,265)	162,200

	Insurance (4.0%)
70,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	72,663
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(2)	71,750

	Total Insurance (Cost: $138,910)	144,413

	REIT (3.7%)
35,000	HCP, Inc., 3.75%, due 02/01/19	36,329
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	78,577
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	20,657

	Total REIT (Cost: $131,808)	135,563

	Total Corporate Bonds (Cost: $1,128,554) (32.2%)	1,163,803

	Municipal Bond (Cost: $75,204) (2.2%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	78,257

	Total Fixed Income Securities (Cost: $2,706,962) (77.7%)	2,806,516

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2013

Number of Shares	Money Market Investments (1.8%)	Value
9,000	BlackRock Liquidity Funds TempFund Portfolio, 0.04% (5)	$9,000
36,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (5)	36,000
6,000	DWS Money Market Series — Institutional Shares, 0.06% (5)	6,000
14,500	JPMorgan Prime Money Market Fund — Institutional Class, 0.03% (5)	14,500

	Total Money Market Investments (Cost: $65,500)	65,500

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $19,183) (0.5%)
$ 19,183	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $25,000 Federal National Mortgage Association, 2.17%, due 11/17/22, valued at $23,509) (Total Amount to be Received Upon Repurchase $19,183)	19,183

	Discount Notes (17.7%)
160,000	Federal Home Loan Bank Discount Note, 0.065%, due 08/21/13 (6)	159,994
70,000	Federal Home Loan Mortgage Corp. Discount Note, 0.095%, due 12/09/13 (3)(6)	69,985
40,000	Federal National Mortgage Association Discount Note, 0.07%, due 11/06/13 (3)(6)	39,996
135,000	Federal National Mortgage Association Discount Note, 0.07%, due 08/19/13 (6)	134,995
55,000	Federal National Mortgage Association Discount Note, 0.07%, due 09/03/13 (6)	54,996
74,000	Federal National Mortgage Association Discount Note, 0.07%, due 08/01/13 (3)(6)	74,000
25,000	Federal National Mortgage Association Discount Note, 0.075%, due 10/02/13 (3)(6)	24,999
80,000	Federal National Mortgage Association Discount Note, 0.085%, due 08/07/13 (3)(6)	79,999

	Total Discount Notes (Cost: $638,950)	638,964

	Total Short-Term Investments (Cost: $658,133) (18.2%)	658,147

	Total Investments (Cost: $3,430,595) (97.7%)	3,530,163
	Excess of Other Assets over Liabilities (2.3%)	81,856

	Net Assets (100.0%)	$3,612,019

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2013

Total Return Swaps (3)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Depreciation	Premium Paid	Value
$1,477,913	8/20/13	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills	Credit Suisse Custom 24 Total Return Index	$(36,115)	$—	$(36,115)
2,225,142	8/20/13	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills	Citi Custom CIVICS H Index	(59,258)	—	(59,258)

					$(95,373)	$—	$(95,373)

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $222,116 or 6.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2013.

(3)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(5)	Rate disclosed, the 7-day net yield, is as of July 31, 2013.

(6)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Airlines	4.8%
Asset-Backed Securities	1.5
Banks	15.2
Commercial Mortgage-Backed Securities — Non-Agency	10.9
Diversified Financial Services	4.5
Insurance	4.0
Municipal Bonds	2.2
REIT	3.7
Residential Mortgage-Backed Securities — Agency	10.3
Residential Mortgage-Backed Securities — Non-Agency	20.6
Money Market Investments	1.8
Short-Term Investments	18.2

Total	97.7%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (30.0% of Net Assets)
	Airlines (1.8%)
$200,000	American Airlines, Inc. Pass-Through Trust, (13-2-A), (144A), 4.95%, due 07/15/24 (EETC) (1)	$201,750
91,221	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	99,659
95,000	JetBlue Airways Corp. Pass-Through Certificates, (04-1-G2), 0.693%, due 09/15/15 (EETC) (2)	92,941

	Total Airlines	394,350

	Auto Manufacturers (0.4%)
125,000	Automotores Gildemeister S.A. (Chile), (144A), 8.25%, due 05/24/21 (1)	101,250

	Banks (10.9%)
100,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	103,054
200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC (Russia), (144A), 7.75%, due 04/28/21 (1)	215,500
200,000	Banco Davivienda S.A. (Colombia), (144A), 5.875%, due 07/09/22 (1)	197,500
200,000	Banco do Brasil S.A. (Brazil), (144A), 6.25%, due 12/31/49 (1)(2)(3)	167,500
200,000	Bancolombia S.A. (Colombia), 5.125%, due 09/11/22	187,000
250,000	Bank of America N.A., 6.1%, due 06/15/17	282,805
300,000	Chase Capital VI, 0.899%, due 08/01/28 (2)	252,000
200,000	Citigroup, Inc., 1.975%, due 05/15/18 (2)(4)	206,954
200,000	Credit Bank of Moscow via CBOM Finance PLC (Russia), (144A), 7.7%, due 02/01/18 (1)	207,750
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	124,157
200,000	Itau Unibanco Holding S.A. (Brazil), (144A), 5.125%, due 05/13/23 (1)	184,800
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17 (4)	105,105
200,000	Yapi ve Kredi Bankasi A.S. (Turkey), (144A), 5.5%, due 12/06/22 (1)	177,000

	Total Banks	2,411,125

	Chemicals (0.9%)
200,000	Mexichem S.A.B. de C.V. (Mexico), (144A), 6.75%, due 09/19/42 (1)	193,050

	Coal (0.4%)
100,000	Arch Coal, Inc., 7%, due 06/15/19	82,500

	Diversified Financial Services (2.1%)
200,000	General Electric Capital Corp., 0.755%, due 08/15/36 (2)	160,130
250,000	Grupo Aval, Ltd. (Colombia), (144A), 4.75%, due 09/26/22 (1)	236,562
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	69,225

	Total Diversified Financial Services	465,917

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Electric (1.6%)
	$200,000	Mexico Generadora de Energia S. de R.L. (Mexico), (144A), 5.5%, due 12/06/32 (1)	$192,000
	200,000	Perusahaan Listrik Negara PT (Indonesia), (144A), 5.25%, due 10/24/42 (1)	159,500

		Total Electric	351,500

		Energy-Alternate Sources (1.0%)
	200,000	Inkia Energy, Ltd. (Peru), (Reg. S), 8.375%, due 04/04/21 (4)(5)	215,500

		Food (3.0%)
EUR	350,000	Agrokor DD (Croatia), (Reg. S), 9.125%, due 02/01/20 (5)	504,083
	$200,000	Virgolino de Oliveira Finance, Ltd. (Brazil), (144A), 10.5%, due 01/28/18 (1)	159,000

		Total Food (Cost: $710,197)	663,083

		Healthcare-Services (0.3%)
	55,000	HCA, Inc., 7.875%, due 02/15/20	59,710

		Insurance (0.5%)
	100,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	120,540

		Mining (0.9%)
	200,000	Vedanta Resources PLC (India), (144A), 8.25%, due 06/07/21 (1)	210,000

		Oil & Gas (4.3%)
	200,000	MIE Holdings Corp. (China), (144A), 9.75%, due 05/12/16 (1)	207,000
	200,000	Novatek OAO via Novatek Finance, Ltd. (Russia), (144A), 4.422%, due 12/13/22 (1)	184,000
	100,000	Petrobras Global Finance BV (Brazil), 1.894%, due 05/20/16 (2)	98,961
	200,000	Petroleos de Venezuela S.A. (Venezuela), (Reg. S), 8.5%, due 11/02/17 (5)	184,000
	300,000	QGOG Constellation S.A. (Brazil), (144A), 6.25%, due 11/09/19 (1)	285,000

		Total Oil & Gas	958,961

		Real Estate (1.0%)
	200,000	Country Garden Holdings Co., Ltd. (China), (144A), 11.125%, due 02/23/18 (1)	223,000

		REIT (0.9%)
	100,000	HCP, Inc., 3.75%, due 02/01/19	103,795
	100,000	SL Green Realty Corp., 5%, due 08/15/18	106,362

		Total REIT	210,157

		Total Corporate Bonds (Cost: $6,642,194) (30.0%)	6,660,643

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount		Fixed Income Securities	Value
		Foreign Government Bonds (35.2%)
AUD	335,000	Australia Government Bond, 5.75%, due 05/15/21 (4)	$346,535
EUR	710,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (4)	1,011,318
CAD	430,000	Canada Housing Trust, (144A), 3.35%, due 12/15/20 (1)	437,866
CLP	60,500,000	Chile Government Bond, 5.5%, due 08/05/20	119,505
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (4)	388,819
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	282,346
EUR	140,000	Italy Buoni Poliennali Del Tesoro, 4.75%, due 09/15/16	198,441
JPY	123,000,000	Japan Government Ten-Year Bond, 1%, due 09/20/21 (4)	1,289,187
JPY	15,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	159,507
MXN	5,100,000	Mexican BONOS de Desarrollo, 6.5%, due 06/10/21	415,400
NZD	160,000	New Zealand Government Bond, 5.5%, due 04/15/23 (4)	140,381
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21 (4)	249,410
PLN	700,000	Poland Government Bond, 5.5%, due 10/25/19 (4)	241,108
EUR	200,000	Romanian Government International Bond, (Reg. S), 4.875%, due 11/07/19 (5)	280,704
RUB	10,700,000	Russian Federal Bond - OFZ, 7.35%, due 01/20/16 (4)	332,899
SGD	315,000	Singapore Government Bond, 2.25%, due 06/01/21 (4)	250,582
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19 (4)	291,361
	$250,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (1)	236,875
EUR	130,000	Spain Government Bond, 5.5%, due 04/30/21	187,265
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22 (4)	256,533
TRY	250,000	Turkey Government Bond, 10.5%, due 01/15/20	138,950
GBP	230,000	United Kingdom Gilt, 3.75%, due 09/07/21 (4)	393,204
	$200,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (5)	169,000

		Total Foreign Government Bonds (Cost: $7,990,652)	7,817,196

		Asset-Backed Securities (4.2%)
	200,000	CIFC Funding, Ltd. (12-2A-A1L), (144A), 1.673%, due 12/05/24 (1)(2)	200,211
	55,000	Educational Funding of the South, Inc. (11-1-A2), 0.915%, due 04/25/35 (2)	54,840
	72,589	GE Business Loan Trust (04-2A-A), (144A), 0.411%, due 12/15/32 (1)(2)	68,325
	51,969	Iowa Student Loan Liquidity Corp. (11-1-A), 1.522%, due 06/25/42 (2)	53,200
	225,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.028%, due 02/25/36 (1)(2)	157,500
	50,000	SLM Student Loan Trust (07-3-A4), 0.326%, due 01/25/22 (2)	47,706
	50,000	SLM Student Loan Trust (11-2-A2), 1.39%, due 10/25/34 (2)	50,518
	191,807	Spirit Master Funding LLC (05-1-A1), (144A), 5.05%, due 07/20/23 (1)	193,725
	150,000	Student Loan Consolidation Center (02-2-B2), (144A), 0%, due 07/01/42 (1)(2)	114,485

		Total Asset-Backed Securities (Cost: $912,077)	940,510

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (1.5%)
$91,920	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45	$92,075
115,000	DBUBS Mortgage Trust (11-LC3A-A2), 3.642%, due 08/10/44 (4)	121,794
1,907	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	1,916
105,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43 (4)	116,291

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $329,627)	332,076

	Residential Mortgage-Backed Securities — Agency (19.3%)
49,993	Federal Home Loan Mortgage Corp. (2990-ND), 16.406%, due 12/15/34 (I/F) (PAC) (2)(4)	62,729
85,633	Federal Home Loan Mortgage Corp. (3001-HS), 16.272%, due 02/15/35 (I/F) (PAC) (2)(4)	101,461
320,739	Federal Home Loan Mortgage Corp. (3439-SC), 5.708%, due 04/15/38 (I/O) (I/F) (2)(4)	42,795
138,623	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (4)(6)	126,818
197,281	Federal Home Loan Mortgage Corp., Pool #E04113, 2.5%, due 11/01/27 (4)	197,004
374,278	Federal National Mortgage Association (07-52-LS), 5.859%, due 06/25/37 (I/O) (I/F) (2)(4)	42,691
332,786	Federal National Mortgage Association (08-18-SM), 6.809%, due 03/25/38 (I/O) (I/F) (2)(4)	46,486
251,579	Federal National Mortgage Association (09-115-SB), 6.059%, due 01/25/40 (I/O) (I/F) (2)(4)	32,706
441,007	Federal National Mortgage Association (10-116-SE), 6.409%, due 10/25/40 (I/O) (2)(4)	56,795
202,649	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O) (4)	8,534
245,571	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (4)	247,998
256,065	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (4)	258,795
174,071	Federal National Mortgage Association, Pool #AB4670, 3%, due 03/01/27 (4)	179,298
281,286	Federal National Mortgage Association, Pool #AB5215, 3%, due 05/01/27 (4)	289,775
114,450	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23	107,911
225,000	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33 (7)	223,831
360,000	Federal National Mortgage Association, TBA, 2.5% (7)	359,719
275,000	Federal National Mortgage Association, TBA, 3% (7)	282,938
475,000	Federal National Mortgage Association, TBA, 3.5% (7)	477,524
750,000	Federal National Mortgage Association, TBA, 3.5% (7)	756,094
191,305	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (4)	43,845
566,225	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O) (4)	85,693
579,009	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC) (4)	57,184
200,000	Government National Mortgage Association II, TBA, 3% (7)	195,656

	Total Residential Mortgage-Backed Securities — Agency (Cost: $4,342,986)	4,284,280

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (7.6%)
$162,856	American Home Mortgage Investment Trust (07-1-GA1C), 0.38%, due 05/25/47 (2)	$103,788
325,804	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.597%, due 10/25/35 (2)	274,188
83,939	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	90,226
297,794	Lehman XS Trust (06-9-A1B), 0.16%, due 05/25/46 (2)(8)	227,661
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.52%, due 04/25/37 (2)	234,779
421,883	Novastar Home Equity Loan (06-2-A2C), 0.34%, due 06/25/36 (2)	246,361
176,054	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.512%, due 12/25/34 (2)	167,526
524,968	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.089%, due 05/25/36 (2)	346,000

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,194,978)	1,690,529

	U.S. Treasury Securities (4.7%)
545,000	U.S. Treasury Bond, 2.75%, due 08/15/42 (4)	457,630
118,232	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (9)	121,484
455,000	U.S. Treasury Note, 1.375%, due 06/30/18	455,000

	Total U.S. Treasury Securities (Cost: $1,098,098)	1,034,114

	Total Fixed Income Securities (Cost: $22,510,612) (102.5%)	22,759,348

Number of Shares	Money Market Investments (1.3%)
58,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (10)	58,000
225,000	DWS Money Market Series — Institutional Shares, 0.06% (10)	225,000

	Total Money Market Investments (Cost: $283,000)	283,000

Principal Amount	Short-Term Investments
	Commercial Paper
	Banks (1.0%)
$215,000	Lloyds Bank PLC (United Kingdom), 0.244%, due 08/07/13 (11)	214,991

	Total Commercial Paper (Cost: $214,991)	214,991

	Discount Notes (5.0% )
250,000	Federal Home Loan Bank Discount Note, 0.065%, due 08/21/13 (11)	249,991
315,000	Federal National Mortgage Association Discount Note, 0.075%, due 10/02/13 (11)	314,984
550,000	Federal National Mortgage Association Discount Note, 0.07%, due 10/02/13 (11)	549,972

	Total Discount Notes (Cost: $1,114,884)	1,114,947

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $60,511) (0.3%)
$60,511	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $70,000 Federal Home Loan Mortgage Corp., 2.00%, due 11/02/22, valued at $64,333) (Total Amount to be Received Upon Repurchase $60,511)	$60,511

	U.S. Treasury Security (Cost: $34,998) (0.1%)
35,000	U.S. Treasury Bill, 0.078%, due 08/22/13 (11)	34,998

	Total Short-Term Investments (Cost: $1,425,384) (6.4%)	1,425,447

	Total Investments (Cost: $24,218,996) (110.2%)	24,467,795
	Liabilities in Excess of Other Assets (-10.2%)	(2,274,727)

	Total Net Assets (100.0%)	$22,193,068

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation
BUY (12)
JPMorgan Securities Inc.	EUR	1,185,000	10/07/13	$1,541,981	$1,576,827	$34,846
JPMorgan Securities Inc.	KRW	498,250,000	10/07/13	440,364	441,922	1,558
JPMorgan Securities Inc.	JPY	174,500,000	10/07/13	1,759,126	1,782,856	23,730

				$3,741,471	$3,801,605	$60,134

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
SELL
11	10-Year U.S. Treasury Note Futures	09/19/13	$1,390,813	$34,693

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
CLP	-	Chilean Peso.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
NOK	-	Norwegian Krona.
NZD	-	New Zealand Dollar.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
TRY	-	New Turkish Lira.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $5,203,968 or 23.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2013.

(3)		Perpetual Maturity.

(4)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(5)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2013, the value of these securities amounted to $1,353,287 or 6.1% of net assets.

(6)		As of July 31, 2013, security is not accruing interest.

(7)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(8)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(9)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(10)		Rate disclosed, the 7-day net yield, is as of July 31, 2013.

(11)		Rate shown represents yield-to-maturity.

(12)		Fund buys foreign currency, sells U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Airlines	1.8%
Asset-Backed Securities	4.2
Auto Manufacturers	0.4
Banks	10.9
Chemicals	0.9
Coal	0.4
Commercial Mortgage-Backed Securities — Non-Agency	1.5
Diversified Financial Services	2.1
Electric	1.6
Energy-Alternate Sources	1.0
Food	3.0
Foreign Government Bonds	35.2
Healthcare-Services	0.3
Insurance	0.5
Mining	0.9
Oil & Gas	4.3
Real Estate	1.0
REIT	0.9
Residential Mortgage-Backed Securities — Agency	19.3
Residential Mortgage-Backed Securities — Non-Agency	7.6
U.S. Treasury Securities	4.7
Money Market Investments	1.3
Short-Term Investments	6.4

Total	110.2%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2013

Country	Percentage of Net Assets
Australia	1.6%
Brazil	3.6
Canada	2.0
Chile	0.9
China	1.9
Colombia	2.8
Croatia	2.3
France	1.7
Germany	4.6
India	0.9
Indonesia	0.7
Israel	1.3
Italy	0.9
Japan	6.5
Mexico	3.7
Netherlands	1.0
New Zealand	0.6
Norway	1.1
Peru	1.0
Poland	1.1
Romania	1.3
Russia	4.2
Singapore	2.4
Slovenia	1.1
Spain	0.8
Sweden	1.1
Turkey	1.4
United Kingdom	3.3
United States	52.8
Venezuela	1.6

Total	110.2%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Bank Loans (12.6% of Net Assets)
	Auto Manufacturers (1.6%)
$500,000	Navistar International Corp., Term Loan B, 7%, due 08/17/17 (1)	$509,165

	Auto Parts & Equipment (1.6%)
500,000	Schaeffler AG, Term Loan C, 3.8%, due 01/27/17 (1)	505,000

	Electric (4.5%)
500,000	La Frontera Generation LLC, Term Loan, 5%, due 09/30/20 (1)	502,710
273,625	Topaz Power Holdings LLC, Term Loan, 5.1%, due 02/26/20 (1)	274,823
942,083	TXU U.S. Holdings Co., Extended First Lien Term Loan, 11%, due 10/10/17 (1)	660,504

	Total Electric	1,438,037

	Insurance (0.8%)
248,750	Compass Investment, Inc., Term Loan, 5.25%, due 12/27/19 (1)	251,083

	Mining (1.8%)
593,006	Fortescue Metals Group, Ltd., Term Loan, 5.5%, due 10/18/17 (1)	597,270

	Oil & Gas (0.8%)
250,000	NFR Energy LLC, Second Lien Term Loan, 8.75%, due 12/31/18 (1)	252,813

	Software (1.5%)
500,000	First Data Corp., First Lien Extended Term Loan, 9.3%, due 03/23/18 (1)	498,750

	Total Bank Loans (Cost: $4,124,761)	4,052,118

	Corporate Bonds (80.4%)
	Airlines (4.1%)
500,000	American Airlines, Inc. Pass-Through Trust, (13-1-B), (144A), 5.625%, due 01/15/21 (EETC) (2)	493,750
200,000	American Airlines, Inc. Pass-Through Trust, (13-2-A), (144A), 4.95%, due 07/15/24 (EETC) (2)(3)	201,750
220,285	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC) (4)	240,110
352,446	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	385,048

	Total Airlines	1,320,658

	Auto Parts & Equipment (0.2%)
45,000	Schaeffler Finance BV (Germany), (144A), 8.5%, due 02/15/19 (2)	50,513

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Banks (6.0%)
$125,000	Ally Financial, Inc., 7.5%, due 09/15/20	$145,156
200,000	Ally Financial, Inc., 8%, due 11/01/31	239,000
140,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19 (2)	146,825
440,000	CIT Group, Inc., (144A), 6.625%, due 04/01/18 (2)	486,200
980,000	JPMorgan Chase Capital XIII, 1.226%, due 09/30/34 (5)	803,600
100,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.125%, due 12/15/22	96,900

	Total Banks	1,917,681

	Chemicals (0.4%)
75,000	Hexion US Finance Corp., 6.625%, due 04/15/20	76,969
50,000	NOVA Chemicals Corp., (144A), 5.25%, due 08/01/23 (2)	49,828

	Total Chemicals	126,797

	Coal (3.3%)
515,000	Arch Coal, Inc., 7%, due 06/15/19	424,875
375,000	Peabody Energy Corp., 4.75%, due 12/15/66 (Convertible Bond)	277,925
115,000	Walter Energy, Inc., (144A), 8.5%, due 04/15/21 (2)	93,437
310,000	Walter Energy, Inc., (144A), 9.875%, due 12/15/20 (2)	265,050

	Total Coal	1,061,287

	Commercial Services (1.2%)
355,000	Ceridian Corp., (144A), 8.875%, due 07/15/19 (2)	402,037

	Diversified Financial Services (2.1%)
640,000	ZFS Finance USA Trust V, (144A), 6.5%, due 05/09/67 (2)(5)	681,600

	Electric (7.3%)
130,000	AES Corp., 4.875%, due 05/15/23	123,500
640,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21 (2)	640,000
348,000	DPL, Inc., 7.25%, due 10/15/21	360,180
500,000	Dynegy Roseton/Danskammer Pass-Through Trust, Series B, 7.67%, due 11/08/16 (6)	12,500
330,000	Dynegy, Inc., (144A), 5.875%, due 06/01/23 (2)	314,325
150,000	Electricite de France S.A., (France), (144A), 5.25%, due 12/31/49 (2)(5)	143,625
682,006	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28	760,437

	Total Electric	2,354,567

	Engineering & Construction (0.4%)
150,000	MasTec, Inc., 4.875%, due 03/15/23	141,375

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Entertainment (0.7%)
$200,000	Carmike Cinemas, Inc., 7.375%, due 05/15/19	$217,500

	Food (0.9%)
55,000	Hawk Acquisition Sub, Inc., (144A), 4.25%, due 10/15/20 (2)	52,525
230,000	Post Holdings, Inc., 7.375%, due 02/15/22	246,675

	Total Food	299,200

	Healthcare-Products (0.4%)
120,000	Alere, Inc., (144A), 7.25%, due 07/01/18 (2)	128,700

	Healthcare-Services (5.1%)
60,000	Amsurg Corp., 5.625%, due 11/30/20	61,200
150,000	CHS/Community Health Systems, Inc., 7.125%, due 07/15/20	153,375
240,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	253,500
130,000	DaVita, Inc., 5.75%, due 08/15/22	131,788
650,000	HCA, Inc., 7.25%, due 09/15/20	710,937
360,000	Tenet Healthcare Corp., (144A), 4.5%, due 04/01/21 (2)	336,600

	Total Healthcare-Services	1,647,400

	Home Furnishings (0.2%)
50,000	Tempur-Pedic International, Inc., (144A), 6.875%, due 12/15/20 (2)	53,000

	Household Products/Wares (0.8%)
250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 5.75%, due 10/15/20	254,375

	Insurance (1.0%)
300,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (2)(5)	307,500

	Iron & Steel (1.2%)
325,000	ArcelorMittal (Luxembourg), 10.35%, due 06/01/19	392,437

	Media (9.0%)
65,000	Cablevision Systems Corp., 5.875%, due 09/15/22	64,838
290,000	Cablevision Systems Corp., 8%, due 04/15/20	326,975
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, due 06/01/20	431,000
295,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., (144A), 6.375%, due 09/15/20 (2)	304,587
45,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	46,575
530,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	553,850
130,000	DISH DBS Corp., 5.875%, due 07/15/22	129,025

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$310,000	DISH DBS Corp., 6.75%, due 06/01/21	$328,600
130,000	Nara Cable Funding, Ltd., (144A), 8.875%, due 12/01/18 (2)	136,500
160,000	Sinclair Television Group, Inc., 5.375%, due 04/01/21	156,000
210,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	210,525
200,000	Townsquare Radio LLC/Townsquare Radio, Inc., (144A), 9%, due 04/01/19 (2)	213,000

	Total Media	2,901,475

	Miscellaneous Manufacturers (0.5%)
150,000	Bombardier, Inc., (144A), 6.125%, due 01/15/23 (2)	153,375

	Oil & Gas (19.3%)
420,000	Chaparral Energy, Inc., 8.25%, due 09/01/21	444,150
720,000	Chesapeake Energy Corp., 2.5%, due 05/15/37 (Convertible Bond)	688,950
315,000	Cimarex Energy Co., 5.875%, due 05/01/22	323,663
300,000	Concho Resources, Inc., 5.5%, due 04/01/23	299,250
575,000	Continental Resources, Inc., 5%, due 09/15/22	577,875
110,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, due 05/01/20	124,850
50,000	Linn Energy LLC/Linn Energy Finance Corp., (144A), 6.25%, due 11/01/19 (2)	47,000
430,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	448,275
600,000	Newfield Exploration Co., 5.625%, due 07/01/24	597,000
445,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17 (2)	471,700
100,000	Plains Exploration & Production Co., 6.125%, due 06/15/19	107,000
325,000	Plains Exploration & Production Co., 6.875%, due 02/15/23	350,057
550,000	QEP Resources, Inc., 5.25%, due 05/01/23	541,750
205,000	Quicksilver Resources, Inc., (144A), 7%, due 06/21/19 (2)(5)	192,700
50,000	Rosetta Resources, Inc., 5.625%, due 05/01/21	50,000
345,000	SandRidge Energy, Inc., 8.125%, due 10/15/22	351,900
110,000	SM Energy Co., (144A), 5%, due 01/15/24 (2)	107,250
35,000	SM Energy Co., 6.5%, due 11/15/21	37,100
260,000	SM Energy Co., 6.5%, due 01/01/23	275,600
160,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., (144A), 7.5%, due 07/01/21 (2)	164,000

	Total Oil & Gas	6,200,070

	Packaging & Containers (0.2%)
75,000	Ball Corp., 4%, due 11/15/23	68,063

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (1.4%)
$280,000	Valeant Pharmaceuticals International, (144A), 6.75%, due 08/15/21 (2)	$289,800
160,000	VPII Escrow Corp., (144A), 7.5%, due 07/15/21 (2)	172,000

	Total Pharmaceuticals	461,800

	Pipelines (4.0%)
351,000	El Paso LLC, 7.8%, due 08/01/31	370,779
120,000	El Paso LLC, 8.05%, due 10/15/30	128,289
455,000	Energy Transfer Partners LP, (144A), 3.283%, due 11/01/66 (2)(5)	410,637
160,000	Sabine Pass Liquefaction LLC, (144A), 5.625%, due 02/01/21 (2)	157,800
110,000	Sabine Pass Liquefaction LLC, (144A), 5.625%, due 04/15/23 (2)	107,250
80,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., (144A), 4.25%, due 11/15/23 (2)	72,400
50,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., (144A), 6.125%, due 10/15/21 (2)	50,375

	Total Pipelines	1,297,530

	Semiconductors (0.5%)
155,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (2)	149,575

	Software (0.1%)
25,000	First Data Corp., (144A), 8.875%, due 08/15/20 (2)	27,375

	Telecommunications (10.1%)
360,000	CenturyLink, Inc., 5.8%, due 03/15/22	362,075
135,000	GCI, Inc., 8.625%, due 11/15/19	140,063
173,000	Intelsat Jackson Holdings SA (Luxembourg), 7.25%, due 10/15/20	187,272
325,000	Intelsat Jackson Holdings SA (Luxembourg), 7.5%, due 04/01/21	352,625
197,000	Level 3 Financing, Inc., 7%, due 06/01/20	204,387
275,000	Level 3 Financing, Inc., 8.125%, due 07/01/19	298,375
155,000	MetroPCS Wireless, Inc., (144A), 6.25%, due 04/01/21 (2)	158,487
70,000	MetroPCS Wireless, Inc., (144A), 6.625%, due 04/01/23 (2)	71,575
225,000	Qwest Corp., 7.25%, due 09/15/25	253,645
210,000	Softbank Corp., (144A), 4.5%, due 04/15/20 (2)	204,094
400,000	Sprint Nextel Corp., (144A), 9%, due 11/15/18 (2)	476,000
305,000	Sprint Nextel Corp., 9.25%, due 04/15/22	362,950
175,000	Windstream Corp., 7.75%, due 10/15/20	186,375

	Total Telecommunications	3,257,923

	Total Corporate Bonds (Cost: $26,028,158) (80.4%)	25,873,813

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (4.2%)
$125,000	ALM Loan Funding (12-7A-B), (144A), 3.416%, due 10/19/24 (2)(5)	$123,847
125,000	BlueMountain CLO, Ltd. (12-2A-C), (144A), 3.024%, due 11/20/24 (2)(5)	122,666
75,000	Cerberus Offshore Levered I LP (12-1A-B), (144A), 5.018%, due 11/30/18 (2)(5)	76,108
125,000	CIFC Funding, Ltd. (12-2A-A3L), (144A), 3.273%, due 12/05/24 (2)(5)	124,665
100,000	Dryden XXV Senior Loan Fund (12-25A-C), (144A), 3.268%, due 01/15/25 (2)(5)	99,710
75,000	Galaxy CLO, Ltd. (12-14A-C1), (144A), 3.375%, due 11/15/24 (2)(5)	74,714
125,000	Halcyon Loan Advisors Funding, Ltd. (12-2A-C), (144A), 3.122%, due 12/20/24 (2)(5)	119,014
100,000	LCM XII LP (12A-C), (144A), 3.516%, due 10/19/22 (2)(5)	99,396
100,000	LCM XII LP (12A-D), (144A), 4.766%, due 10/19/22 (2)(5)	97,918
100,000	Oak Hill Credit Partners (12-7A-C1), (144A), 3.524%, due 11/20/23 (2)(5)	99,693
125,000	Race Point CLO, Ltd. (12-7A-C), (144A), 3.275%, due 11/08/24 (2)(5)	123,083
75,000	Slater Mill Loan Fund LP (12-1A-C), (144A), 4.074%, due 08/17/22 (2)(5)	75,140
100,000	Sound Point CLO, Ltd. (12-1A-C), (144A), 3.566%, due 10/20/23 (2)(5)	99,893

	Total Asset-Backed Securities (Cost: $1,317,170)	1,335,847

	Total Fixed Income Securities (Cost: $31,470,089) (97.2%)	31,261,778

Number of Shares	Common Stock
	Electric (Cost: $398,207) (0.7%)
11,578	Dynegy, Inc. (7)	241,286

	Money Market Investments (0.5%)
150,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (8)	150,000
8,000	DWS Money Market Series — Institutional Shares, 0.06% (8)	8,000

	Total Money Market Investments (Cost: $158,000)	158,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $22,392) (0.1%)
$22,392	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $25,000 Federal National Mortgage Association, 2.17%, due 10/17/22, valued at $23,509) (Total Amount to be Received Upon Repurchase $22,392)	22,392

	U.S. Treasury Security (Cost: $14,999) (0.0%)
15,000	U.S. Treasury Bill, 0.08%, due 08/22/13 (9)	14,999

	Total Short-Term Investments (Cost: $37,391) (0.1%)	37,391

	Total Investments (Cost: $32,063,687) (98.5%)	31,698,455
	Excess of Other Assets over Liabilities (1.5%)	480,732

	Net Assets (100.0%)	$32,179,187

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Notes to the Schedule of Investments:

CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.

(1)		Rate stated is the effective yield.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $10,320,592 or 32.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(4)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(5)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2013.

(6)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(7)		Non-income producing security.

(8)		Rate disclosed, the 7-day net yield, is as of July 31, 2013.

(9)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Airlines	4.1%
Asset-Backed Securities	4.2
Auto Manufacturers	1.6
Auto Parts & Equipment	1.8
Banks	6.0
Chemicals	0.4
Coal	3.3
Commercial Services	1.2
Diversified Financial Services	2.1
Electric	12.5
Engineering & Construction	0.4
Entertainment	0.7
Food	0.9
Healthcare-Products	0.4
Healthcare-Services	5.1
Home Furnishings	0.2
Household Products/Wares	0.8
Insurance	1.8
Iron & Steel	1.2
Media	9.0
Mining	1.8
Miscellaneous Manufacturers	0.5
Oil & Gas	20.1
Packaging & Containers	0.2
Pharmaceuticals	1.4
Pipelines	4.0
Semiconductors	0.5
Software	1.6
Telecommunications	10.1
Money Market Investments	0.5
Short-Term Investments	0.1

Total	98.5%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (2.1% of Net Assets)
$208,723	Federal Home Loan Mortgage Corp., Pool #310005, 5.433%, due 11/01/19 (1)	$221,728
56,038	Federal National Mortgage Association, Pool #745506, 5.662%, due 02/01/16	61,063
87,744	Government National Mortgage Association (07-77-D), 5.003%, due 08/16/38 (1)	88,319

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $374,294)	371,110

	Commercial Mortgage-Backed Securities — Non-Agency (17.2%)
65,549	Banc of America Commercial Mortgage Trust (06-2-A3), 5.702%, due 05/10/45 (1)	65,998
128,407	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.008%, due 12/20/41 (1)(2)	132,080
53,970	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-3-ASB), 4.589%, due 07/10/43	54,779
52,401	Bear Stearns Commercial Mortgage Securities Trust (03-T12-A4), 4.68%, due 08/13/39 (1)	52,477
58,696	Bear Stearns Commercial Mortgage Securities Trust (04-PWR5-A4), 4.831%, due 07/11/42	58,864
70,227	Bear Stearns Commercial Mortgage Securities Trust (05-PWR7-A2), 4.945%, due 02/11/41	70,218
45,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.143%, due 10/12/42 (1)	48,536
93,995	Bear Stearns Commercial Mortgage Securities Trust (06-PW14-A2), 5.123%, due 12/11/38	93,864
75,945	Bear Stearns Commercial Mortgage Securities Trust (07-PW18-A2), 5.613%, due 06/11/50	75,986
75,353	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	82,920
56,391	CD Commercial Mortgage Trust (07-CD4-A2B), 5.205%, due 12/11/49	56,705
56,551	Commercial Mortgage Asset Trust (99-C1-C), 7.305%, due 01/17/32 (1)	56,581
53,269	Commercial Mortgage Pass-Through Certificates (04-LB4A-A4), 4.584%, due 10/15/37	53,377
83,230	Commercial Mortgage Trust (04-LB2A-A4), 4.715%, due 03/10/39	84,206
100,000	Commercial Mortgage Trust (04-LB3A-A5), 5.354%, due 07/10/37 (1)	102,180
28,874	Commercial Mortgage Trust (06-C8-A3), 5.308%, due 12/10/46	29,486
18,797	Credit Suisse First Boston Mortgage Securities Corp. (04-C2-A1), 3.819%, due 05/15/36	18,883
44,307	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38 (1)	46,951
35,344	Credit Suisse Mortgage Capital Certificates (06-C5-AAB), 5.308%, due 12/15/39	35,402
91,920	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (2)	92,075
92,846	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	92,796
79,263	GE Capital Commercial Mortgage Corp. (04-C1-A3), 4.596%, due 11/10/38	79,668
29,562	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (1)	30,045
92,000	GS Mortgage Securities Trust (06-GG8-A3), 5.542%, due 11/10/39	93,083
11,179	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP1-A2), 4.625%, due 03/15/46	11,244

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$28,793	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A3A), 4.678%, due 07/15/42	$28,947
80,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	84,509
80,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP3-A4A), 4.936%, due 08/15/42 (1)	85,246
39,810	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP5-A2), 5.198%, due 12/15/44	39,809
39,465	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB14-ASB), 5.506%, due 12/12/44 (1)	41,434
22,980	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB15-A3), 5.819%, due 06/12/43	22,953
38,655	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB15-ASB), 5.79%, due 06/12/43 (1)	40,533
63,281	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB17-A3), 5.45%, due 12/12/43	63,315
1,482	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP8-A3A), 5.388%, due 05/15/45	1,480
65,000	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	65,909
43,104	LB-UBS Commercial Mortgage Trust (03-C8-A4), 5.124%, due 11/15/32 (1)	43,175
125,000	LB-UBS Commercial Mortgage Trust (04-C2-A4), 4.367%, due 03/15/36	126,592
96,417	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	99,799
100,000	LB-UBS Commercial Mortgage Trust (04-C7-A6), 4.786%, due 10/15/29 (1)	103,003
46,677	LB-UBS Commercial Mortgage Trust (05-C1-A3), 4.545%, due 02/15/30	47,345
75,045	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	75,414
55,377	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	57,962
65,869	Merrill Lynch Mortgage Trust (08-C1-A3), 5.71%, due 02/12/51	67,808
26,720	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A2FL), 0.312%, due 12/12/49 (1)	26,674
66,854	Morgan Stanley Capital I Trust (04-IQ7-A4), 5.398%, due 06/15/38 (1)	68,383
59,848	Morgan Stanley Capital I Trust (05-T19-AAB), 4.852%, due 06/12/47	60,558
3,605	Morgan Stanley Capital I Trust (06-T23-A2), 5.742%, due 08/12/41 (1)	3,610
58,601	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	59,302
24,153	Wachovia Bank Commercial Mortgage Trust (05-C17-APB), 5.037%, due 03/15/42	24,412
69,942	Wachovia Bank Commercial Mortgage Trust (06-C28-A2), 5.5%, due 10/15/48	69,993

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $3,030,770)	3,026,569

	Residential Mortgage-Backed Securities — Agency (22.4%)
36,783	Federal Home Loan Mortgage Corp. (2550-FI), 0.541%, due 11/15/32 (TAC) (1)	36,790
48,718	Federal Home Loan Mortgage Corp. (2581-F), 0.641%, due 12/15/32 (1)	48,859
101,357	Federal Home Loan Mortgage Corp. (263-F5), 0.691%, due 06/15/42 (1)	102,021
425,354	Federal Home Loan Mortgage Corp. (2806-FV), 0.631%, due 11/15/33 (1)	425,866

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$484,460	Federal Home Loan Mortgage Corp. (3345-FP), 0.391%, due 11/15/36 (1)	$483,990
255,964	Federal Home Loan Mortgage Corp. (3737-GF), 0.591%, due 11/15/37 (PAC) (1)	257,053
103,829	Federal Home Loan Mortgage Corp. (3798-BF), 0.491%, due 06/15/24 (1)	103,855
84,728	Federal Home Loan Mortgage Corp. (3946-FG), 0.541%, due 10/15/39 (PAC) (1)	85,025
59,937	Federal National Mortgage Association (03-11-FA), 1.19%, due 09/25/32 (1)	61,212
27,249	Federal National Mortgage Association (03-74-F), 0.59%, due 02/25/31 (1)	27,254
52,651	Federal National Mortgage Association (07-64-FA), 0.66%, due 07/25/37 (1)	52,847
56,730	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	62,169
89,926	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	102,946
4,319	Federal National Mortgage Association, Pool #661691, 2.69%, due 10/01/32 (1)	4,499
47,900	Federal National Mortgage Association, Pool #786884, 2.81%, due 08/01/34 (1)	50,209
116,775	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	127,672
45,705	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	50,161
226,226	Government National Mortgage Association (12-13-KF), 0.492%, due 07/20/38 (1)	226,345
36,797	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	37,866
28,093	Government National Mortgage Association II, Pool #80636, 1.75%, due 09/20/32 (1)	29,183
147,838	Government National Mortgage Association II, Pool #80734, 1.75%, due 09/20/33 (1)	153,440
5,018	Government National Mortgage Association II, Pool #80747, 1.625%, due 10/20/33 (1)	5,156
20,908	Government National Mortgage Association II, Pool #80757, 1.75%, due 10/20/33 (1)	21,670
67,104	Government National Mortgage Association II, Pool #80764, 1.625%, due 11/20/33 (1)	69,549
63,201	Government National Mortgage Association II, Pool #80766, 1.625%, due 11/20/33 (1)	65,120
153,347	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	159,590
65,023	Government National Mortgage Association II, Pool #80869, 1.625%, due 04/20/34 (1)	67,571
58,840	Government National Mortgage Association II, Pool #80937, 1.625%, due 06/20/34 (1)	61,339
125,054	NCUA Guaranteed Notes (10-R1-1A), 0.645%, due 10/07/20 (1)	125,796
88,655	NCUA Guaranteed Notes (10-R2-1A), 0.565%, due 11/06/17 (1)	88,842
118,311	NCUA Guaranteed Notes (10-R3-1A), 0.755%, due 12/08/20 (1)	119,444
283,814	NCUA Guaranteed Notes (10-R3-2A), 0.755%, due 12/08/20 (1)	286,552
107,817	NCUA Guaranteed Notes (11-R2-1A), 0.595%, due 02/06/20 (1)	108,254
65,297	NCUA Guaranteed Notes (11-R3-1A), 0.593%, due 03/11/20 (1)	65,562
139,809	NCUA Guaranteed Notes (11-R5-1A), 0.575%, due 04/06/20 (1)	140,235
27,865	NCUA Guaranteed Notes (11-R6-1A), 0.575%, due 05/07/20 (1)	27,909

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,853,678)	3,941,851

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (2.6%)
$13,019	Banc of America Funding Corp. (06-G-2A3), 0.362%, due 07/20/36 (1)	$12,583
23,367	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.59%, due 08/25/43 (1)	22,847
190,790	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.245%, due 11/25/32 (1)	189,570
38,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.19%, due 08/25/34 (1)	37,321
6,096	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF9-A3), 0.47%, due 10/25/35 (1)	6,091
3,364	Home Equity Asset Trust (07-2-2A1), 0.3%, due 07/25/37 (1)	3,356
37,311	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.64%, due 10/25/34 (1)	36,136
48,072	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.61%, due 09/25/35 (1)	46,559
1,685	Long Beach Mortgage Loan Trust (05-2-M2), 0.88%, due 04/25/35 (1)	1,685
41,100	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.64%, due 07/25/34 (1)	39,483
3,591	RAAC Series Trust (06-SP2-A2), 0.36%, due 02/25/36 (1)	3,578
26,694	Residential Accredit Loans, Inc. (02-QS16-A2), 0.74%, due 10/25/17 (1)	25,409
15,021	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.53%, due 05/25/35 (1)	14,794
8,694	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.48%, due 10/25/33 (1)	8,633

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $441,060)	448,045

	Corporate Bonds (14.7%)
	Airlines (0.3%)
50,000	JetBlue Airways Corp. Pass-Through Trust (04-2-G2), 0.725%, due 05/15/18 (EETC) (1)	45,000

	Banks (4.0%)
50,000	Abbey National Treasury Services PLC (United Kingdom), 1.844%, due 04/25/14 (1)	50,349
150,000	Bank of America Corp., 1.685%, due 01/30/14 (1)	150,754
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	50,705
30,000	Citigroup, Inc., 6.375%, due 08/12/14	31,652
75,000	Citigroup, Inc., 1.226%, due 07/25/16 (1)	75,200
60,000	Goldman Sachs Group, Inc. (The), 1.273%, due 02/07/14 (1)	60,182
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	30,980
50,000	JPMorgan Chase Bank N.A., 0.602%, due 06/13/16 (1)	49,292
150,000	Lloyds TSB Bank PLC (United Kingdom), 2.615%, due 01/24/14 (1)	151,479
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	61,270

	Total Banks	711,863

	Diversified Financial Services (1.6%)
100,000	Ford Motor Credit Co. LLC, 7%, due 04/15/15	108,779
75,000	General Electric Capital Corp., 0.919%, due 07/12/16 (1)	75,111
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)	52,500
40,000	Macquarie Group, Ltd. (Australia), (144A), 7.3%, due 08/01/14 (2)	42,135

	Total Diversified Financial Services	278,525

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Electric (0.6%)
$66,826	Mirant Mid-Atlantic Pass-Through Certificates, Series B, 9.125%, due 06/30/17	$71,922
30,000	PNM Resources, Inc., 9.25%, due 05/15/15	33,675

	Total Electric	105,597

	Engineering & Construction (1.1%)
200,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 2.5%, due 06/25/17 (2)	203,541

	Food (0.3%)
50,000	Kraft Foods Group, Inc., 1.625%, due 06/04/15	50,829

	Gas (0.6%)
100,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	105,748

	Insurance (0.9%)
60,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (2)	62,282
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (2)	101,563

	Total Insurance	163,845

	Oil & Gas (0.3%)
60,000	Petrobras Global Finance BV (Brazil), 1.894%, due 05/20/16 (1)	59,377

	Pharmaceuticals (0.3%)
50,000	Mylan, Inc., (144A), 1.8%, due 06/24/16 (2)	50,227

	Pipelines (0.4%)
75,000	TransCanada Pipelines, Ltd. (Canada), 0.953%, due 06/30/16 (1)	75,175

	Real Estate (0.3%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	54,262

	REIT (3.1%)
100,000	Camden Property Trust, 5%, due 06/15/15	107,051
200,000	Duke Realty LP, 5.4%, due 08/15/14	207,632
30,000	Health Care REIT, Inc., 6%, due 11/15/13	30,426
85,000	Pan Pacific Retail Properties, Inc., 5.25%, due 09/01/15	92,008
100,000	Weingarten Realty Investors, 4.857%, due 01/15/14	101,649

	Total REIT	538,766

	Telecommunications (0.9%)
100,000	AT&T, Inc., 2.5%, due 08/15/15	103,292
50,000	Verizon Communications, Inc., 1.95%, due 03/28/14	50,491

	Total Telecommunications	153,783

	Total Corporate Bonds (Cost: $2,590,950)	2,596,538

	Municipal Bonds (1.7%)
150,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	151,833
125,000	State of California, General Obligation Unlimited, 5.95%, due 04/01/16	138,838

	Total Municipal Bonds (Cost: $291,920)	290,671

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (6.1%)
$90,000	Federal Home Loan Bank, 0.17%, due 11/15/13 (1)	$90,020
140,000	Federal Home Loan Bank, 0.5%, due 01/08/16	139,740
70,000	Federal Home Loan Bank, 0.55%, due 06/03/16	69,616
130,000	Federal Home Loan Mortgage Corp., 0.5%, due 09/14/15	129,932
65,000	Federal Home Loan Mortgage Corp., 0.6%, due 03/28/16	64,897
70,000	Federal Home Loan Mortgage Corp., 0.75%, due 10/05/16	69,605
140,000	Federal National Mortgage Association, 0.5%, due 01/15/16	139,533
125,000	Federal National Mortgage Association, 0.5%, due 01/29/16	124,680
150,000	Federal National Mortgage Association, 0.625%, due 05/23/16	149,526
95,000	Federal National Mortgage Association, 0.65%, due 03/28/16	94,749

	Total U.S. Government Agency Obligations (Cost: $1,074,806)	1,072,298

	U.S. Treasury Securities (13.5%)
661,027	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (3)	679,205
858,499	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (3)	870,504
60,995	U.S. Treasury Inflation Indexed Note, 1.625%, due 01/15/15 (3)	63,506
692,009	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (3)	714,391
50,000	U.S. Treasury Note, 0.25%, due 08/15/15	49,918

	Total U.S. Treasury Securities (Cost: $2,402,881)	2,377,524

	Total Fixed Income Securities (Cost: $14,060,359) (80.3%)	14,124,606

Number of Shares	Money Market Investments (Cost: $24,000) (0.1%)
24,000	DWS Money Market Series — Institutional Shares, 0.06% (4)	24,000

Principal Amount	Short-Term Investments
	Discount Notes (22.6%)
$925,000	Federal Home Loan Bank Discount Note, 0.07%, due 09/18/13 (5)	924,914
1,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 10/01/13 (5)	999,949
700,000	Federal National Mortgage Association Discount Note, 0.07%, due 10/02/13 (5)	699,963
1,360,000	Federal National Mortgage Association Discount Note, 0.07%, due 11/06/13 (5)	1,359,853

	Total Discount Notes (Cost: $3,984,445)	3,984,679

	Repurchase Agreement (Cost: $5,329) (0.0%)
5,329	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $10,000 Federal National Mortgage Association, 2.17%, due 10/17/22, valued at $9,404) (Total Amount to be Received Upon Repurchase $5,329)	5,329

	Total Short-Term Investments (Cost: $3,989,774) (22.6%)	3,990,008

	Total Investments (Cost: $18,074,133) (103.0%)	18,138,614
	Liabilities in Excess of Other Assets (-3.0%)	(521,491)

	Net Assets (100.0%)	$17,617,123

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2013.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $1,000,856 or 5.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(4)	Rate disclosed, the 7-day net yield, is as of July 31, 2013.

(5)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Airlines	0.3%
Banks	4.0
Commercial Mortgage-Backed Securities — Agency	2.1
Commercial Mortgage-Backed Securities — Non-Agency	17.2
Diversified Financial Services	1.6
Electric	0.6
Engineering & Construction	1.1
Food	0.3
Gas	0.6
Insurance	0.9
Oil & Gas	0.3
Pharmaceuticals	0.3
Pipelines	0.4
Real Estate	0.3
REIT	3.1
Residential Mortgage-Backed Securities — Agency	22.4
Residential Mortgage-Backed Securities — Non-Agency	2.6
Telecommunications	0.9
Municipal Bonds	1.7
U.S. Government Agency Obligations	6.1
U.S. Treasury Securities	13.5
Money Market Investments	0.1
Short-Term Investments	22.6

Total	103.0%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (6.4% of Net Assets)
$20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.29%, due 12/27/44 (1)(2)	$19,999,993
14,585,958	Access Group, Inc. (05-2-A3), 0.453%, due 11/22/24 (2)	14,396,476
11,163,833	Bayview Commercial Asset Trust (04-1-A), (144A), 0.55%, due 04/25/34 (1)(2)	10,397,617
16,380,979	Bayview Commercial Asset Trust (06-1A-A1), (144A), 0.46%, due 04/25/36 (1)(2)	12,950,704
20,600,000	Brazos Higher Education Authority, Inc. (05-3-A15), 0.412%, due 03/25/25 (2)(3)	20,376,113
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.322%, due 11/25/33 (2)	19,003,024
21,600,000	Brazos Higher Education Authority, Inc. (11-2-A2), 1.115%, due 07/25/29 (2)	21,605,098
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.265%, due 10/27/36 (2)	11,574,342
7,157,261	CIT Education Loan Trust (07-1-A), (144A), 0.362%, due 03/25/42 (1)(2)	6,633,606
16,780,000	College Loan Corp. Trust (07-1-A3), 0.365%, due 04/25/29 (2)	15,362,459
12,607,172	Collegiate Funding Services Education Loan Trust (04-A-A3), 0.485%, due 09/28/26 (2)	12,480,583
17,002,478	Educational Funding of the South, Inc. (12-1-A), 1.24%, due 03/25/36 (2)	17,127,248
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.115%, due 10/25/35 (1)(2)	16,420,239
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.542%, due 03/25/36 (1)(2)	7,361,256
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.192%, due 04/25/33 (1)(2)	17,377,907
8,395,821	GE Business Loan Trust (04-2A-A), (144A), 0.411%, due 12/15/32 (1)(2)	7,902,600
12,650,000	Goal Capital Funding Trust (05-2-A3), 0.442%, due 05/28/30 (2)	12,338,954
17,775,000	Goal Capital Funding Trust (06-1-A3), 0.392%, due 11/25/26 (2)	17,499,843
9,000,000	Greyrock CDO, Ltd. (05-1X-A2L), (Reg. S), 0.695%, due 11/15/17 (2)(4)	8,886,330
12,161,740	Jasper CLO, Ltd. (05-1A-A), (144A), 0.544%, due 08/01/17 (1)(2)	11,994,808
10,201,583	JFIN CLO, Ltd. (07-1A-A1A), (144A), 0.471%, due 07/20/21 (1)(2)	10,014,792
12,248,625	KKR Financial Corp. (07-AA-A), (144A), 1.018%, due 10/15/17 (1)(2)	12,171,360
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.241%, due 07/20/43 (2)	17,400,146
12,000,000	National Collegiate Master Student Loan Trust I (02-2-AR10), (144A), 3.691%, due 11/01/42 (1)(2)	11,940,000
14,000,000	National Collegiate Student Loan Trust (06-3-A3), 0.34%, due 10/25/27 (2)	13,278,174
6,425,000	National Collegiate Student Loan Trust (07-1-A3), 0.43%, due 07/25/30 (2)	5,055,637
15,000,000	National Collegiate Student Loan Trust (07-3-A2A4), 3.69%, due 12/26/25 (2)	14,175,000
6,800,000	National Collegiate Student Loan Trust (07-4-A2A3), 3.686%, due 12/26/25 (2)	6,770,216
13,960,431	Pangaea CLO, Ltd. (07-1A-A1), (144A), 0.516%, due 10/21/21 (1)(2)	13,388,724
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.224%, due 10/01/37 (2)	15,958,405
3,457,430	Red River CLO, Ltd. (1A-A), (144A), 0.544%, due 07/27/18 (1)(2)	3,357,555
9,500,000	SLM Private Credit Student Loan Trust (04-A-A3), 0.673%, due 06/15/33 (2)	8,321,126
10,000,000	SLM Private Credit Student Loan Trust (04-B-A3), 0.603%, due 03/15/24 (2)	8,662,480
7,544,000	SLM Student Loan Trust (05-5-A5), 1.015%, due 10/25/40 (2)	7,538,568

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$17,785,000	SLM Student Loan Trust (08-5-A4), 1.965%, due 07/25/23 (2)	$18,697,886
20,000,000	SLM Student Loan Trust (08-6-A3), 1.015%, due 01/25/19 (2)	20,088,398
12,800,000	SLM Student Loan Trust (11-1-A2), 1.34%, due 10/25/34 (2)	12,859,661
17,840,000	SLM Student Loan Trust (11-2-A2), 1.39%, due 10/25/34 (2)	18,024,965
10,580,535	SLM Student Loan Trust (12-2-A), 0.89%, due 01/25/29 (2)	10,590,043
10,000,000	South Carolina Student Loan Corp. (06-1-A2), 0.394%, due 12/01/22 (2)	9,570,800
7,550,000	Telos CLO, Ltd. (06-1A-A2), (144A), 0.669%, due 10/11/21 (1)(2)	7,376,758

	Total Asset-Backed Securities (Cost: $520,737,814)	526,929,894

	Commercial Mortgage-Backed Securities — Agency (6.3%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19 (3)	49,984,303
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20 (3)	26,558,751
29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20 (3)	30,941,077
32,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20 (3)	35,344,672
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)(3)	27,662,352
37,335,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22 (3)	34,814,440
50,646,918	Federal National Mortgage Association (12-M12-1A), 2.84%, due 08/25/22 (ACES) (2)(3)	49,845,998
35,589,999	Federal National Mortgage Association (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)(3)	34,742,327
6,357,369	Federal National Mortgage Association, Pool #957876, 4.852%, due 05/01/18 (2)(3)	6,622,586
14,123,162	Federal National Mortgage Association, Pool #AD0791, 4.762%, due 02/01/20 (3)	15,916,054
11,506,741	Federal National Mortgage Association, Pool #AD0895, 4.501%, due 07/01/19 (3)	12,673,473
3,022,834	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	3,182,815
19,695,577	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21 (3)	21,474,756
21,057,282	Federal National Mortgage Association, Pool #AL0600, 4.299%, due 07/01/21 (3)	22,797,991
13,154,864	Federal National Mortgage Association, Pool #AL0602, 4.317%, due 07/01/21 (3)	14,255,828
16,306,898	Federal National Mortgage Association, Pool #AL2660, 2.627%, due 10/01/22 (3)	15,679,609
45,834,375	Federal National Mortgage Association, Pool #AL3366, 2.437%, due 02/01/23 (3)	43,389,928
46,236,083	Federal National Mortgage Association, Pool #AL3400, 2.545%, due 03/01/23 (3)	43,869,484
22,408,555	Federal National Mortgage Association, Pool #AL3562, 2.559%, due 04/01/23 (3)	21,298,205
13,671,677	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21 (3)	14,936,020

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $547,436,554)	525,990,669

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (2.5%)
$5,321,769	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.008%, due 12/20/41 (1)(2)	$5,473,971
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,345,567
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,179,147
42,700,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44 (3)	43,645,677
1,150,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	1,273,667
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)(3)	26,592,045
12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.647%, due 06/11/42 (2)	14,621,711
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,620,613
8,300,000	WF-RBS Commercial Mortgage Trust (11-C3-A4), (144A), 4.375%, due 03/15/44 (1)	8,805,803
31,915,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	32,400,364
19,905,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45 (3)	19,646,653
17,100,000	WF-RBS Commercial Mortgage Trust (12-C8-A2), 1.881%, due 08/15/45 (3)	17,086,252
16,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45 (3)	15,524,218

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $204,716,307)	206,215,688

	Residential Mortgage-Backed Securities — Agency (43.6%)
495,550	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26 (3)	548,867
640,708	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31 (3)	708,188
9,146,722	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC) (3)	9,974,185
22,902,630	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (3)	24,956,710
2,387,490	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23 (3)	2,544,301
1,571,118	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O) (3)	1,496,028
9,110,989	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC) (3)	9,588,124
5,180,792	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23 (3)	5,565,166
7,052,624	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23 (3)	7,653,591
29,163,669	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (3)	31,976,383
61,666,399	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42 (3)	59,113,065
15,559,158	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19 (3)	16,531,905
67,857,318	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	64,420,345
12,218,167	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC) (3)	13,041,062
2,667,934	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC) (3)	2,833,019
1,317,368	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	1,242,765
9,007,228	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC) (3)	9,678,668
7,363,241	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC) (3)	7,548,487
7,545,325	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35 (3)	8,087,596

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (3)	$55,952,345
32,349,204	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36 (3)	35,277,130
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26 (3)	20,128,436
15,565,849	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)	13,733,270
6,152,927	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32 (3)	6,298,674
23,004,511	Federal Home Loan Mortgage Corp. (3315-S), 6.218%, due 05/15/37 (I/O) (I/F) (2)(3)	2,570,200
13,213,165	Federal Home Loan Mortgage Corp. (3376-SX), 5.848%, due 10/15/37 (I/O) (I/F) (2)(3)	1,651,923
5,213,266	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36 (3)	5,366,663
20,081,998	Federal Home Loan Mortgage Corp. (3410-IS), 6.078%, due 02/15/38 (I/O) (I/F) (2)(3)	2,439,386
15,803,606	Federal Home Loan Mortgage Corp. (3424-BI), 6.608%, due 04/15/38 (I/O) (I/F) (2)(3)	2,269,540
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24 (3)	8,653,237
7,602,147	Federal Home Loan Mortgage Corp. (3519-SH), 5.308%, due 07/15/37 (I/O) (I/F) (2)(3)	805,263
31,865,124	Federal Home Loan Mortgage Corp. (3531-SC), 6.108%, due 05/15/39 (I/O) (I/F) (2)(3)	4,314,818
8,613,502	Federal Home Loan Mortgage Corp. (3541-SA), 6.558%, due 06/15/39 (I/O) (I/F) (2)(3)	965,967
30,378,933	Federal Home Loan Mortgage Corp. (3550-GS), 6.558%, due 07/15/39 (I/O) (I/F) (2)(3)	3,907,651
11,814,961	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32 (3)	12,890,947
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29 (3)	40,110,750
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29 (3)	20,993,929
24,137,774	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29 (3)	25,337,856
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24 (3)	26,772,703
3,927,024	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37 (3)	4,176,316
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC) (3)	22,183,908
1,561,448	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36 (3)	1,563,023
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC) (3)	21,646,363
8,566,286	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40 (3)	9,129,913
35,108,056	Federal Home Loan Mortgage Corp. (3788-SB), 6.288%, due 01/15/41 (I/O) (I/F) (2)(3)	4,213,852
8,489,836	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	7,766,870
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC) (3)	10,969,587
14,518,697	Federal Home Loan Mortgage Corp. (4030-HS), 6.418%, due 04/15/42 (I/O) (2)(3)	2,067,843
20,636,829	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35 (3)	22,488,588
5,262	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (2)(3)	5,252
13,066,999	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39 (3)	14,335,054
55,354,992	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (3)	60,938,364
16,725,522	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40 (3)	18,524,824
34,903,740	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41 (3)	36,262,547
24,329	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19 (3)	25,800

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$25,396	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19 (3)	$26,932
104,309	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	110,616
41,898	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19 (3)	44,431
52,061,817	Federal Home Loan Mortgage Corp., Pool #C03805, 3.5%, due 04/01/42 (3)	52,422,924
158,333	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22 (3)	173,425
48,710,525	Federal Home Loan Mortgage Corp., Pool #E04113, 2.5%, due 11/01/27 (3)	48,642,023
598,506	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35 (3)	642,448
55,867,027	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40 (3)	58,352,515
992,715	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20 (3)	1,052,048
2,444,971	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22 (3)	2,596,892
3,116,401	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20 (3)	3,302,663
3,610,305	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24 (3)	3,976,907
35,805	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21 (3)	39,871
6,498,461	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29 (3)	7,113,545
6,719,797	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28 (3)	7,355,831
8,876,862	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29 (3)	9,583,427
934,843	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37 (3)	981,913
34,177,379	Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25 (3)	35,903,603
9,421,914	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38 (3)	10,184,389
12,292,319	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36 (3)	13,140,137
61,799,945	Federal Home Loan Mortgage Corp., Pool #Q09896, 3.5%, due 08/01/42 (3)	62,208,587
658,647	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31 (3)	735,406
4,920,979	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18 (3)	5,148,115
2,334,573	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC) (3)	2,503,030
3,667,478	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC) (3)	3,691,428
1,742,429	Federal National Mortgage Association (04-52-SW), 6.909%, due 07/25/34 (I/O) (I/F) (2)(3)	320,400
5,531,599	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24 (3)	6,012,420
5,565,636	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29 (3)	5,911,601
21,460,029	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (3)	23,017,598
958,023	Federal National Mortgage Association (05-74-CP), 24.053%, due 05/25/35 (I/F) (PAC) (2)(3)	1,431,282
10,345,274	Federal National Mortgage Association (07-20-SI), 6.259%, due 03/25/37 (I/O) (I/F) (2)(3)	1,271,509
9,994,694	Federal National Mortgage Association (07-21-SE), 6.249%, due 03/25/37 (I/O) (I/F) (2)(3)	1,521,752
11,535,199	Federal National Mortgage Association (07-56-SG), 6.219%, due 06/25/37 (I/O) (I/F) (2)(3)	1,482,520

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$28,469,074	Federal National Mortgage Association (07-58-SV), 6.559%, due 06/25/37 (I/O) (I/F) (2)(3)	$3,630,721
1,222,854	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36 (3)	1,236,320
888,337	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36 (3)	911,372
6,352,367	Federal National Mortgage Association (07-65-S), 6.409%, due 07/25/37 (I/O) (I/F) (2)(3)	836,321
13,372,823	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37 (3)	14,395,992
2,693,036	Federal National Mortgage Association (07-88-FY), 0.65%, due 09/25/37 (2)(3)	2,698,368
28,252,381	Federal National Mortgage Association (07-103-AI), 6.309%, due 03/25/37 (I/O) (I/F) (2)(3)	4,795,734
31,560,524	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37 (3)	34,443,990
28,191,407	Federal National Mortgage Association (08-1-AI), 6.059%, due 05/25/37 (I/O) (I/F) (2)(3)	4,266,978
18,929,972	Federal National Mortgage Association (08-13-SB), 6.049%, due 03/25/38 (I/O) (I/F) (2)(3)	3,118,291
26,958,050	Federal National Mortgage Association (08-23-SB), 6.659%, due 04/25/38 (I/O) (I/F) (2)(3)	4,428,817
5,521,108	Federal National Mortgage Association (08-35-SD), 6.259%, due 05/25/38 (I/O) (I/F) (2)(3)	781,763
41,501,923	Federal National Mortgage Association (08-66-SG), 5.879%, due 08/25/38 (I/O) (I/F) (2)(3)	6,022,987
21,112,147	Federal National Mortgage Association (08-68-SA), 5.779%, due 08/25/38 (I/O) (I/F) (2)(3)	2,878,607
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/25/24 (3)	8,739,502
15,317,379	Federal National Mortgage Association (09-3-SH), 5.259%, due 06/25/37 (I/O) (I/F) (2)(3)	1,618,211
6,434,736	Federal National Mortgage Association (09-47-SV), 6.559%, due 07/25/39 (I/O) (I/F) (2)(3)	813,414
20,722,064	Federal National Mortgage Association (09-51-SA), 6.559%, due 07/25/39 (I/O) (I/F) (2)(3)	2,708,337
9,727,592	Federal National Mortgage Association (09-6-SD), 5.359%, due 02/25/39 (I/O) (I/F) (2)(3)	935,720
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24 (3)	20,875,457
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (3)	28,057,414
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29 (3)	35,511,711
5,408,399	Federal National Mortgage Association (09-72-JS), 7.059%, due 09/25/39 (I/O) (I/F) (2)(3)	731,523
56,599,660	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39 (3)	59,451,988
40,544,748	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39 (3)	42,482,670
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC) (3)	21,960,950
31,597,170	Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O) (3)	4,421,294
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (3)	52,321,000
209,709	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)(3)	245,422
1,187,917	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	1,116,373

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$87,232	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22 (3)	$98,695
174,623	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17 (3)	184,922
458,986	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23 (3)	502,087
6,182,304	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29 (3)	6,647,748
4,401,368	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47 (3)	4,800,073
13,914,818	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33 (3)	15,228,725
1,471,249	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18 (3)	1,559,658
71,025	Federal National Mortgage Association, Pool #661856, 2.672%, due 10/01/32 (2)(3)	70,901
516,452	Federal National Mortgage Association, Pool #671133, 1.788%, due 02/01/33 (2)(3)	535,270
110,363	Federal National Mortgage Association, Pool #672272, 2.444%, due 12/01/32 (2)(3)	117,002
516,340	Federal National Mortgage Association, Pool #676766, 2.454%, due 01/01/33 (2)(3)	545,571
352,227	Federal National Mortgage Association, Pool #687847, 2.409%, due 02/01/33 (2)(3)	371,635
1,019,291	Federal National Mortgage Association, Pool #692104, 1.917%, due 02/01/33 (2)(3)	1,057,885
700,868	Federal National Mortgage Association, Pool #699866, 2.381%, due 04/01/33 (2)(3)	747,624
402,639	Federal National Mortgage Association, Pool #704454, 2.423%, due 05/01/33 (2)(3)	428,316
514,254	Federal National Mortgage Association, Pool #708820, 2.509%, due 06/01/33 (2)(3)	542,020
784,430	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (3)	831,664
352,358	Federal National Mortgage Association, Pool #728824, 2.333%, due 07/01/33 (2)(3)	377,344
1,606,575	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33 (3)	1,729,381
48,076	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19 (3)	51,451
2,245,282	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37 (3)	2,550,666
1,882,556	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38 (3)	2,009,998
5,764,407	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28 (3)	6,222,228
2,342,648	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23 (3)	2,515,262
11,496,050	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24 (3)	12,708,546
7,955,085	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49 (3)	8,596,586
16,584,660	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28 (3)	18,290,512
10,569,663	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29 (3)	11,657,244
7,620,598	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38 (3)	8,223,989
75,234,084	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40 (3)	78,763,315
64,438,360	Federal National Mortgage Association, Pool #AB4044, 3.5%, due 12/01/41 (3)	65,053,933
47,322,414	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42 (3)	45,929,383
12,005,609	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29 (3)	12,931,896
27,916,581	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37 (3)	30,952,316
28,816,800	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (3)	31,626,239
19,991,615	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40 (3)	21,940,660

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$38,615,479	Federal National Mortgage Association, Pool #AO3261, 3%, due 10/01/27 (3)	$39,761,360
19,412,763	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29 (3)	20,701,541
16,190,516	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41 (3)	17,180,356
122,353,968	Federal National Mortgage Association, Pool #MA1237, 3%, due 11/01/32 (3)	121,654,789
54,739,120	Federal National Mortgage Association, Pool #MA1241, 2.5%, due 11/01/22 (3)	55,789,388
42,810,000	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33 (5)	42,587,589
332,260,000	Federal National Mortgage Association, TBA, 2.5% (6)	332,000,439
141,505,000	Federal National Mortgage Association, TBA, 3% (6)	137,149,306
210,865,000	Federal National Mortgage Association, TBA, 3% (6)	216,952,082
270,000,000	Federal National Mortgage Association, TBA, 3.5% (6)	271,434,510
169,755,000	Federal National Mortgage Association, TBA, 3.5% (6)	171,134,259
80,470,000	Federal National Mortgage Association, TBA, 4% (6)	83,625,937
1,918,109	Government National Mortgage Association (03-42-SH), 6.358%, due 05/20/33 (I/O) (I/F) (2)(3)	318,846
53,831,060	Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC) (3)	56,674,621
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	9,815,210
35,170,672	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (3)	37,985,701
605,650	Government National Mortgage Association II, Pool #80963, 1.75%, due 07/20/34 (2)(3)	628,247
105,212	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34 (3)	110,303
56,500,000	Government National Mortgage Association II, TBA, 3% (6)	55,272,893

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,520,623,485)	3,608,764,804

	Residential Mortgage-Backed Securities — Non-Agency (34.9%)
13,649,890	Accredited Mortgage Loan Trust (05-3-A2D), 0.56%, due 09/25/35 (2)	13,457,304
19,494,000	ACE Securities Corp. (06-ASP1-A2D), 0.5%, due 12/25/35 (2)	17,016,381
22,996,126	ACE Securities Corp. (07-ASP1-A2C), 0.45%, due 03/25/37 (2)	12,570,851
12,360,174	ACE Securities Corp. (07-ASP1-A2D), 0.57%, due 03/25/37 (2)	6,808,812
3,451,644	Adjustable Rate Mortgage Trust (04-5-3A1), 2.746%, due 04/25/35 (2)	3,483,829
54,081,035	American Home Mortgage Assets (07-1-A1), 0.861%, due 02/25/47 (2)	31,494,988
23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.52%, due 01/25/36 (2)	22,572,300
10,275,000	Asset-Backed Funding Certificates (05-HE2-M2), 0.94%, due 06/25/35 (2)	9,937,713
4,942,288	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.63%, due 06/25/35 (2)	4,914,428
45,094,345	Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.33%, due 11/25/36 (2)	28,887,979

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.33%, due 12/25/36 (2)	$34,143,826
1,928,149	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,052,209
634,154	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	672,219
15,538,165	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	17,022,525
939,319	Banc of America Funding Corp. (04-B-3A1), 3.2%, due 12/20/34 (2)	586,428
227,182	Banc of America Funding Corp. (06-D-2A1), 2.75%, due 05/20/36 (2)(7)	155,348
10,357,596	Banc of America Funding Corp. (06-D-3A1), 2.862%, due 05/20/36 (2)(7)	8,812,874
24,836,681	Banc of America Funding Corp. (06-G-2A1), 0.411%, due 07/20/36 (2)	22,054,203
11,324,425	Banc of America Funding Corp. (06-G-2A3), 0.361%, due 07/20/36 (2)	10,945,136
749,042	Banc of America Funding Corp. (10-R9-3A1), (144A), 5.5%, due 12/26/35 (1)	744,810
10,328,578	Banc of America Funding Trust (06-3-4A14), 5.5%, due 03/25/36	10,010,809
2,925,583	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	2,893,639
6,210,251	BCAP LLC Trust (07-AA1-1A2), 0.35%, due 02/25/47 (2)(7)	5,283,315
824,774	BCAP LLC Trust (09-RR1-21A1), (144A), 2.617%, due 11/26/34 (1)(2)	834,940
3,115,665	BCAP LLC Trust (09-RR1-22A1), (144A), 2.634%, due 05/26/35 (1)(2)	3,167,168
1,882,222	BCAP LLC Trust (09-RR1-23A1), (144A), 2.637%, due 05/26/35 (1)(2)	1,919,718
2,209,664	BCAP LLC Trust (11-RR1-8A1), (144A), 3.25%, due 08/28/21 (1)(2)	2,230,541
8,748,496	BCAP LLC Trust (11-RR2-3A6), (144A), 2.886%, due 11/21/35 (1)(2)	8,075,354
1,492,715	BCAP LLC Trust (11-RR3-1A5), (144A), 2.873%, due 05/27/37 (1)(2)	1,493,490
2,088,823	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	2,014,484
8,774,653	BCAP LLC Trust (11-RR4-1A3), (144A), 2.865%, due 03/26/36 (1)(2)	8,572,599
7,409,330	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	7,357,109
12,191,898	BCAP LLC Trust (11-RR4-3A3), (144A), 2.786%, due 07/26/36 (1)(2)	11,229,811
13,920,313	BCAP LLC Trust (11-RR5-1A3), (144A), 2.72%, due 03/26/37 (1)(2)	13,348,883
3,722,540	BCAP LLC Trust (11-RR5-2A3), (144A), 2.856%, due 06/26/37 (1)(2)	3,707,110
12,574,345	BCAP LLC Trust (12-RR7-1A1), (144A), 0.363%, due 08/26/36 (1)(2)	12,049,265
6,005,919	BCAP LLC Trust (12-RR8-5A3), (144A), 0.473%, due 05/26/37 (1)(2)	5,813,040
10,026,326	BCAP LLC Trust (12-RR9-1A1), (144A), 0.37%, due 07/26/35 (1)(2)	9,444,829
20,888,472	BCAP LLC Trust (12-RR9-1A1), (144A), 2.583%, due 08/26/36 (1)(2)	20,229,153
14,377,146	BCAP LLC Trust (13-RR2-6A1), (144A), 3%, due 06/26/37 (1)(2)	14,378,701
7,493,000	BCAP LLC Trust (13-RR4-3A1), (144A), 0.34%, due 05/26/37 (1)(2)	7,228,892
2,061,815	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.773%, due 02/25/35 (2)	1,674,051
5,776,309	Bear Stearns Adjustable Rate Mortgage Trust (06-2-2A1), 2.795%, due 07/25/36 (2)(7)	4,491,317
632,069	Bear Stearns Adjustable Rate Mortgage Trust (07-1-2A1), 2.833%, due 02/25/47 (2)(7)	482,295
3,481,933	Bear Stearns Alt-A Trust (04-13-A1), 0.93%, due 11/25/34 (2)	3,376,344
11,648	Bear Stearns Alt-A Trust (05-2-2A4), 2.829%, due 04/25/35 (2)	9,908
1,770,168	Bear Stearns Alt-A Trust (06-3-1A1), 0.57%, due 05/25/36 (2)(7)	1,061,276

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$1,097,450	Bear Stearns Alt-A Trust (06-4-32A1), 2.736%, due 07/25/36 (2)(7)	$690,880
3,099,464	Bear Stearns Alt-A Trust (06-8-1A1), 0.35%, due 06/25/46 (2)(7)	1,568,174
4,309,498	Bear Stearns ARM Trust (07-5-3A1), 5.183%, due 08/25/47 (2)(7)	3,702,811
4,433,204	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	4,496,692
9,478,943	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	9,567,389
1,133,244	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.37%, due 10/25/36 (2)	709,845
4,586,813	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.39%, due 09/25/47 (2)	3,537,798
13,873,212	BNC Mortgage Loan Trust (07-1-A2), 0.25%, due 03/25/37 (2)	13,745,578
4,127,037	BNC Mortgage Loan Trust (07-3-A2), 0.25%, due 07/25/37 (2)	4,034,523
8,036,771	Carrington Mortgage Loan Trust (05-NC5-A2), 0.51%, due 10/25/35 (2)	7,892,797
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.61%, due 10/25/35 (2)	15,359,992
9,150,000	Centex Home Equity (05-D-M1), 0.62%, due 10/25/35 (2)	8,827,289
2,201,171	Chase Mortgage Finance Corp. (06-A1-2A1), 4.143%, due 09/25/36 (2)(7)	1,875,569
12,960,495	Chase Mortgage Finance Corp. (07-A1-8A1), 3.071%, due 02/25/37 (2)	12,767,163
6,053,424	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,573,115
24,227,000	Chaseflex Trust (06-1-A3), 5.421%, due 06/25/36 (2)	22,986,602
2,776,710	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	2,637,125
10,068,724	Citicorp Residential Mortgage Securities Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	10,415,009
21,440,362	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.36%, due 11/25/36 (2)	20,874,572
6,953,892	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.34%, due 08/25/36 (2)	6,539,447
8,416,341	Citigroup Mortgage Loan Trust, Inc. (06-WFH3-A3), 0.34%, due 10/25/36 (2)	8,330,780
7,070,481	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(7)	5,351,191
6,555,940	Citigroup Mortgage Loan Trust, Inc. (07-WFH2-A2), 0.34%, due 03/25/37 (2)	6,543,778
7,744,975	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.922%, due 11/25/38 (1)(2)	7,801,119
4,034,193	Citigroup Mortgage Loan Trust, Inc. (09-4-11A1), (144A), 0.64%, due 10/25/36 (1)(2)	3,965,877
3,392,952	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.54%, due 07/25/36 (1)(2)	3,139,257
7,142,979	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	7,416,967
1,798,412	Citigroup Mortgage Loan Trust, Inc. (10-6-3A1), (144A), 2.61%, due 07/25/36 (1)(2)	1,820,988
1,268,027	Citigroup Mortgage Loan Trust, Inc. (10-9-5A5), (144A), 9.382%, due 03/25/37 (1)	1,359,007
11,438,007	Citigroup Mortgage Loan Trust, Inc. (11-3-1A6), (144A), 0.27%, due 02/25/47 (1)(2)	11,072,832
16,453,458	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.462%, due 12/25/35 (1)(2)	16,576,053
23,665,171	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.37%, due 03/25/37 (1)(2)	22,210,757
8,785,061	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.33%, due 01/25/37 (1)(2)	7,982,066
2,827,580	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	2,893,712
6,777,945	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	6,624,946
2,634,900	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (7)	2,569,560

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$652,479	Countrywide Alternative Loan Trust (05-84-1A1), 2.98%, due 02/25/36 (2)(7)	$478,510
2,808,881	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	2,818,353
786,139	Countrywide Alternative Loan Trust (05-J5-1A1), 0.49%, due 05/25/35 (2)	767,138
3,075,364	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (7)	3,108,504
4,733,947	Countrywide Alternative Loan Trust (07- HY5R-2A1A), 4.956%, due 03/25/47 (2)(7)	4,603,792
1,892,860	Countrywide Asset-Backed Certificates (05-1-MV2), 0.63%, due 07/25/35 (2)	1,891,144
33,029,493	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	33,299,542
23,884,792	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.49%, due 05/25/35 (2)	19,636,380
92,484	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 4.907%, due 09/20/35 (2)	78,887
24,177	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 3.144%, due 09/25/47 (2)(7)	19,559
81,039	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 3.047%, due 03/25/37 (2)(7)	52,219
2,112,757	Credit Suisse Commercial Mortgage Trust (10-12R-8A1), (144A), 4%, due 11/26/35 (1)(2)	2,148,490
558,151	Credit Suisse Commercial Mortgage Trust (10-15R-1A1), (144A), 2%, due 09/26/36 (1)	559,768
1,210,986	Credit Suisse Commercial Mortgage Trust (10-16-A1), (144A), 3%, due 06/25/50 (1)(2)	1,212,795
5,875,784	Credit Suisse Commercial Mortgage Trust (10-1R-8A1), (144A), 2.874%, due 05/27/47 (1)(2)	6,033,172
35,759,152	Credit Suisse Commercial Mortgage Trust (13-2R-2A1), (144A), 2.987%, due 02/27/36 (1)(2)	33,941,657
9,959,373	Credit Suisse Commercial Mortgage Trust (13-7R-4A1), (144A), 0.353%, due 07/26/36 (1)(2)	8,718,097
180,161	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	188,513
4,215,042	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (7)	3,306,524
3,985,586	Credit Suisse First Boston Mortgage Securities Corp. (05-11-8A9), 5.25%, due 12/25/35	4,007,786
14,597,888	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (7)	11,920,416
5,044,399	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.689%, due 07/27/36 (1)(2)	5,036,051
5,799,678	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.857%, due 01/25/36	3,661,342
15,339,257	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.27%, due 07/25/36 (2)	9,440,257

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$45,056,074	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.35%, due 10/25/36 (2)	$27,727,508
23,907,088	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.42%, due 11/25/36 (2)	12,075,451
20,505,000	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 5.105%, due 02/25/37	15,784,339
1,993,061	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 4.987%, due 04/25/37	2,029,115
24,732,006	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (7)	23,602,544
13,112,567	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36 (7)	12,239,113
30,645,616	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37	28,948,278
934,354	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.38%, due 02/25/37 (2)(7)	608,499
948,578	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-AR1-A2), 0.37%, due 01/25/47 (2)(7)	510,784
2,100,584	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-OA3-A1), 0.33%, due 07/25/47 (2)	1,714,717
3,745,541	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-OA4-1A1A), 0.38%, due 08/25/47 (2)	2,957,573
3,354,082	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.481%, due 10/19/45 (2)	2,811,724
20,690,194	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.391%, due 10/19/36 (2)	16,248,279
5,079,354	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.331%, due 04/19/47 (2)	3,960,423
7,176,130	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.46%, due 04/25/47 (2)	4,248,377
47,570,147	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF13-A2D), 0.43%, due 10/25/36 (2)	29,007,086
42,483,827	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.35%, due 12/25/37 (2)	24,269,863
24,930,535	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.4%, due 12/25/37 (2)	14,363,828
8,640,632	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.33%, due 01/25/38 (2)	5,140,395
14,052,396	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.41%, due 01/25/38 (2)	8,140,567
8,188,484	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.28%, due 09/25/35 (2)(7)	6,943,015
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.52%, due 01/25/36 (2)	11,437,212
8,086,823	Fremont Home Loan Trust (06-1-2A3), 0.37%, due 04/25/36 (2)	6,754,139
1,063,179	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.43%, due 08/25/45 (2)	857,846
41,179,406	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.34%, due 10/25/46 (2)(7)	36,639,500
2,482,018	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.714%, due 11/25/35 (1)(2)	2,522,397
11,026,780	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	10,881,976

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$3,492,069	GSAA Home Equity Trust (05-9-2A3), 0.56%, due 08/25/35 (2)	$3,232,859
61,193	GSAA Home Equity Trust (07-10-A2A), 6.5%, due 11/25/37 (7)	44,766
24,551,394	GSAA Home Equity Trust (07-6-1A2), 0.41%, due 05/25/47 (2)	15,232,029
10,654,590	GSR Mortgage Loan Trust (04-9-3A1), 2.66%, due 08/25/34 (2)	10,670,722
7,531,997	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	7,675,820
33,470,924	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	32,351,154
68,958	GSR Mortgage Loan Trust (07-AR2-2A1), 2.788%, due 05/25/47 (2)(7)	57,112
2,859,756	Harborview Mortgage Loan Trust (05-9-2A1A), 0.531%, due 06/20/35 (2)	2,540,604
44,448,393	Harborview Mortgage Loan Trust (06-8-2A1A), 0.381%, due 07/21/36 (2)	32,881,499
16,032,547	Home Equity Asset Trust (05-8-2A4), 0.55%, due 02/25/36 (2)	15,410,866
7,092,407	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.77%, due 07/25/34 (2)	7,029,441
2,425,693	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.64%, due 10/25/34 (2)	2,349,323
1,678,125	HSBC Home Equity Loan Trust USA (06-1-A2), 0.371%, due 01/20/36 (2)	1,633,831
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.451%, due 03/20/36 (2)	18,147,600
2,568,470	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	2,527,298
20,147	Impac CMB Trust (04-5-1A1), 0.91%, due 10/25/34 (2)	19,522
149,697	Impac CMB Trust (05-1-1A1), 0.71%, due 04/25/35 (2)	142,594
2,372,790	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.64%, due 11/25/34 (2)	1,899,582
12,375,657	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.821%, due 11/25/35 (2)(7)	10,278,784
6,714,958	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 4.787%, due 12/25/35 (2)(7)	5,688,241
9,776,397	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.408%, due 06/25/35 (2)	8,154,307
8,317,102	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.95%, due 08/25/36 (2)(7)	5,859,848
17,423,740	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.37%, due 02/25/37 (2)(7)	12,924,512
11,797,951	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.42%, due 07/25/46 (2)(7)	7,745,992
43,429	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.478%, due 06/25/37 (2)(7)	28,031
19,849,291	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/25/37 (2)(7)	11,944,549
30,840,118	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.762%, due 05/25/37 (2)(7)	21,454,020
8,125,674	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 3.205%, due 11/25/37 (2)	7,181,243
27,516,708	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.37%, due 02/25/37 (2)	25,512,887
1,498,188	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.86%, due 12/26/35 (1)(2)	1,504,916
4,467,970	Jefferies & Co., Inc. (11-R1-2A1), (144A), 0.333%, due 08/26/47 (1)(2)	4,464,364
16,042,888	JPMorgan Alternative Loan Trust (06-A2-5A1), 5.278%, due 05/25/36 (2)(7)	11,790,689
25,317,036	JPMorgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (2)(7)	22,192,002
10,143,000	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.355%, due 10/25/36	7,490,757
12,568,250	JPMorgan Mortgage Acquisition Corp. (06-WMC1-A4), 0.37%, due 03/25/36 (2)	9,032,981
28,570,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.35%, due 01/25/36 (2)	21,613,234
1,017,719	JPMorgan Mortgage Trust (05-A6-7A1), 2.966%, due 08/25/35 (2)(7)	934,426

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$9,615,505	JPMorgan Mortgage Trust (06-A2-5A3), 2.879%, due 11/25/33 (2)	$9,747,240
1,500,944	JPMorgan Mortgage Trust (06-A4-1A4), 2.783%, due 06/25/36 (2)(7)	1,221,580
60,297	JPMorgan Mortgage Trust (06-A7-2A4R), 2.858%, due 01/25/37 (2)(7)	48,418
4,244,424	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (7)	4,244,972
837,095	JPMorgan Resecuritization Trust Series (10-5-1A1), (144A), 4.5%, due 04/26/37 (1)(2)	834,674
1,895,517	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.554%, due 08/26/36 (1)(2)	1,935,455
14,629,647	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.36%, due 11/26/36 (1)(2)	13,989,314
2,468,884	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20 (7)	2,366,675
8,147,229	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (7)	8,161,014
6,285,328	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27	5,191,065
40,610	Lehman XS Trust (05-5N-1A1), 0.49%, due 11/25/35 (2)	32,841
40,607,210	Lehman XS Trust (06-10N-1A3A), 0.4%, due 07/25/46 (2)(7)	29,211,609
1,063,332	Lehman XS Trust (06-12N-A2A1), 0.34%, due 08/25/46 (2)(7)	1,060,067
10,817,347	Lehman XS Trust (06-12N-A31A), 0.39%, due 08/25/46 (2)(7)	6,953,023
14,708,468	Lehman XS Trust (06-13-1A2), 0.17%, due 09/25/36 (2)(7)	11,308,429
19,220,021	Lehman XS Trust (06-16N-A2A), 0.34%, due 11/25/46 (2)(7)	18,606,114
4,326,428	Lehman XS Trust (06-18N-A2A), 0.34%, due 12/25/36 (2)(7)	3,535,535
14,830,342	Lehman XS Trust (06-19-A2), 0.36%, due 12/25/36 (2)(7)	11,228,408
34,360,822	Lehman XS Trust (06-9-A1B), 0.16%, due 05/25/46 (2)(7)	26,268,608
28,146,721	Lehman XS Trust (06-GP1-A2A), 0.36%, due 05/25/46 (2)(7)	26,549,957
18,018,979	Lehman XS Trust (06-GP4-3A2A), 0.35%, due 08/25/46 (2)(7)	16,515,025
824,893	Lehman XS Trust (07-10H-2A2), 7.5%, due 07/25/37 (7)	655,328
5,327,470	Lehman XS Trust (07-4N-1A1), 0.32%, due 03/25/47 (2)(7)	4,683,102
2,107,242	Long Beach Mortgage Loan Trust (05-WL3-2A3), 0.52%, due 11/25/35 (2)	2,101,171
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.52%, due 01/25/46 (2)	7,018,887
13,175,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.53%, due 01/25/46 (2)	6,447,726
12,164,595	Luminent Mortgage Trust (07-2-1A3), 0.41%, due 05/25/37 (2)	10,424,669
10,950,000	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.44%, due 03/25/32 (2)	10,796,063
22,308,183	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.77%, due 11/25/34 (2)	21,940,834
741,553	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.3%, due 03/25/47 (2)	716,165
10,126,151	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	9,626,142
92,406	MASTR Alternative Loans Trust (06-2-2A1), 0.59%, due 03/25/36 (2)(7)	19,306
508,881	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	526,411
2,799,219	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.42%, due 02/25/36 (2)	2,679,039
7,223,144	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	7,464,207
32,091,610	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.35%, due 11/25/36 (2)	17,979,106
21,595	MASTR Seasoned Securitization Trust (04-1-4A1), 2.799%, due 10/25/32 (2)	21,634

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$3,069,352	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.42%, due 01/25/37 (2)	$1,305,616
1,578,874	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.35%, due 01/25/37 (2)	630,781
12,032,909	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.36%, due 04/25/37 (2)	6,497,506
42,110,099	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.44%, due 04/25/37 (2)	23,009,758
10,378,274	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.53%, due 04/25/37 (2)	5,746,035
5,513,431	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.32%, due 06/25/37 (2)	3,675,832
57,839,818	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.35%, due 07/25/37 (2)	31,228,701
5,403,010	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.569%, due 08/25/36 (2)(7)	4,616,947
5,195,740	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,800,825
5,287,969	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.15%, due 09/25/34 (2)	5,118,030
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.72%, due 07/25/35 (2)	5,136,174
29,263,684	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.61%, due 09/25/35 (2)	28,509,910
4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.865%, due 05/25/35 (2)	4,143,743
11,127,364	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.47%, due 11/25/35 (2)	10,383,010
4,040,209	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.31%, due 04/25/37 (2)	1,945,938
24,896,304	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.43%, due 05/26/36 (1)(2)	24,528,304
7,469,137	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.858%, due 01/26/47 (1)(2)	7,483,836
826,737	MortgageIT Trust (05-3-A1), 0.49%, due 08/25/35 (2)	780,524
8,114,933	MortgageIT Trust (05-4-A1), 0.47%, due 10/25/35 (2)	7,046,188
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.44%, due 04/25/37 (2)	6,266,210
20,937,041	New Century Home Equity Loan Trust (05-2-M1), 0.62%, due 06/25/35 (2)	19,584,234
28,100,000	New Century Home Equity Loan Trust (05-3-M1), 0.67%, due 07/25/35 (2)	27,605,918
12,575,206	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.365%, due 01/26/37 (1)(2)	11,446,017
6,251,502	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	6,615,208
32,330,832	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	33,173,050
3,160,466	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	3,475,953
2,570,934	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	2,861,098
1,574,859	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,715,450
1,484,162	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,583,528
1,211,560	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	1,302,024
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.46%, due 03/25/37 (2)	11,510,694
25,892,988	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.35%, due 09/25/37 (2)	12,788,780
14,756,341	Park Place Securities, Inc. (05-WCH1-M2), 0.71%, due 01/25/36 (2)	14,473,713
11,052,920	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (7)	10,169,759
10,604,931	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	11,357,203
4,159,640	RAAC Series Trust (07-SP1-A2), 0.54%, due 03/25/37 (2)	4,108,888
4,632,000	RAAC Series Trust (07-SP1-A3), 0.67%, due 03/25/37 (2)	4,141,619

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$35,861	RBSSP Resecuritization Trust (09-3-1A3), (144A), 5.5%, due 11/26/35 (1)(2)	$35,755
3,201,368	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	3,270,761
17,595,853	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.381%, due 07/25/35 (2)(7)	14,072,825
8,664,274	Residential Accredit Loans, Inc. (05-QS14-3A3), 6%, due 09/25/35 (7)	7,761,769
3,123,460	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	2,675,369
49,748,407	Residential Accredit Loans, Inc. (06-Q07-2A1), 1.011%, due 09/25/46 (2)(7)	30,106,094
16,438,002	Residential Accredit Loans, Inc. (06-Q09-1A4A), 0.36%, due 12/25/46 (2)(7)	13,530,267
39,602	Residential Accredit Loans, Inc. (06-QA1-A21), 3.773%, due 01/25/36 (2)(7)	28,884
16,568,249	Residential Accredit Loans, Inc. (06-QA10-A2), 0.37%, due 12/25/36 (2)(7)	11,290,102
48,583	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.44%, due 02/25/36 (2)(7)	30,373
11,171,295	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.46%, due 02/25/46 (2)	7,243,345
3,385,919	Residential Accredit Loans, Inc. (06-QO8-1A2A), 0.34%, due 10/25/46 (2)(7)	3,177,538
7,839,738	Residential Accredit Loans, Inc. (06-QO9-1A2A), 0.34%, due 12/25/46 (2)(7)	7,482,512
104,525,938	Residential Accredit Loans, Inc. (06-QS10-AV), 0.535%, due 08/25/36 (I/O) (2)(8)	2,606,668
102,024,769	Residential Accredit Loans, Inc. (06-QS11-AV), 0.329%, due 08/25/36 (I/O) (2)(8)	1,436,203
8,646,532	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (7)	7,086,853
144,927,390	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.732%, due 06/25/36 (I/O) (2)(8)	4,503,039
30,015,143	Residential Accredit Loans, Inc. (06-QS7-AV), 0.674%, due 06/25/36 (I/O) (2)(8)	774,961
5,273,007	Residential Accredit Loans, Inc. (06-RS3-A3), 0.39%, due 05/25/36 (2)(7)	4,907,698
6,990,011	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.173%, due 01/25/37 (I/O) (2)(8)	75,233
50,763,886	Residential Accredit Loans, Inc. (07-QS2-AV), 0.314%, due 01/25/37 (I/O) (2)(8)	578,404
198,226,749	Residential Accredit Loans, Inc. (07-QS3-AV), 0.318%, due 02/25/37 (I/O) (2)(8)	2,604,937
22,745,420	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.375%, due 03/25/37 (I/O) (2)(8)	342,387
33,064,464	Residential Accredit Loans, Inc. (07-QS5-AV), 0.243%, due 03/25/37 (I/O) (2)(8)	308,921
7,491,876	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (7)	5,864,818
46,917,472	Residential Accredit Loans, Inc. (07-QS8-AV), 0.387%, due 06/25/37 (I/O) (2)(8)	735,619
6,562,615	Residential Asset Securities Corp. Trust (06-KS2-A3), 0.38%, due 03/25/36 (2)	6,529,887
69,961	Residential Funding Mortgage Securities I (05-SA5-2A), 3.326%, due 11/25/35 (2)(7)	56,497
5,788,419	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (7)	5,245,645
1,918,771	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (7)	1,726,103
21,637,866	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (7)	19,595,014
67,244	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.211%, due 04/25/37 (2)(7)	56,247
4,034,745	Saxon Asset Securities Trust (06-3-A2), 0.3%, due 10/25/46 (2)	3,991,902
22,615,000	Saxon Asset Securities Trust (06-3-A3), 0.36%, due 10/25/46 (2)	16,271,976

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$28,633,274	Saxon Asset Securities Trust (07-2-A2D), 0.49%, due 05/25/47 (2)	$18,936,349
4,610,559	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.53%, due 02/25/37 (2)	2,616,514
56,804,264	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.42%, due 02/25/37 (2)	27,066,965
29,048,198	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.33%, due 01/25/37 (2)	17,182,038
9,314,000	SG Mortgage Securities Trust (05-OPT1-A3), 0.54%, due 10/25/35 (2)	9,000,547
32,854,003	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.43%, due 12/25/36 (1)(2)	19,031,305
8,164,194	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.49%, due 11/25/35 (2)	8,034,457
26,180,000	Soundview Home Equity Loan Trust (06-2-A4), 0.46%, due 03/25/36 (2)	24,156,312
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.42%, due 06/25/36 (2)	6,352,986
6,782,009	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.33%, due 12/25/36 (2)	6,470,536
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.44%, due 08/25/37 (2)	2,297,419
3,858,670	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.64%, due 06/25/36 (2)	3,838,350
2,700,050	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.54%, due 09/25/36 (2)	2,587,821
28,306	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.34%, due 09/25/37 (2)	14,646
11,167,605	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.494%, due 10/25/34 (2)	10,804,876
15,188,345	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.14%, due 08/25/35 (2)	14,208,940
5,317,325	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.571%, due 01/25/36 (2)(7)	4,895,667
13,061,921	Structured Adjustable Rate Mortgage Loan Trust (06-1-7A2), 5.291%, due 02/25/36 (2)(7)	12,672,114
1,174,704	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 5.152%, due 03/25/36 (2)(7)	969,260
10,984,021	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.685%, due 06/25/36 (2)(7)	7,872,363
7,780,601	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.958%, due 02/25/37 (2)	6,325,792
4,270,506	Structured Asset Investment Loan Trust (05-3-M1), 0.76%, due 04/25/35 (2)	4,132,829
273,519	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.374%, due 05/25/36 (2)	167,959
51,838,264	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.662%, due 08/25/47 (2)	40,922,199
674,907	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	691,108
5,717,308	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	5,791,971
13,977,471	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.34%, due 07/25/36 (1)(2)	13,561,390
14,345,000	Structured Asset Securities Corp. (06-WF2-A4), 0.5%, due 07/25/36 (2)	12,833,510
4,207,403	Structured Asset Securities Corp. (07-BC3-2A1), 0.25%, due 05/25/47 (2)	4,171,884
649,520	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 5.441%, due 04/25/37 (2)(7)	503,711
27,701	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.886%, due 06/25/37 (2)(7)	24,097
396,514	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.43%, due 08/25/36 (2)	228,101
14,066,948	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.431%, due 01/25/35 (2)	13,874,558
18,128,849	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.48%, due 10/25/45 (2)	16,284,040

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$893,796	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.611%, due 10/25/45 (2)	$838,070
4,257,704	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.86%, due 12/25/35 (2)	3,880,370
16,565,086	WaMu Mortgage Pass-Through Certificates (05-AR17-A1A1), 0.46%, due 12/25/45 (2)	14,474,307
2,980,197	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.462%, due 01/25/36 (2)	2,651,570
546,831	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.5%, due 01/25/45 (2)	496,751
4,886,676	WaMu Mortgage Pass-Through Certificates (05-AR5-A5), 2.427%, due 05/25/35 (2)	4,847,500
8,869,286	WaMu Mortgage Pass-Through Certificates (05-AR7-A2), 2.425%, due 08/25/35 (2)	8,892,160
5,346,524	WaMu Mortgage Pass-Through Certificates (05-AR8-1A1A), 0.46%, due 07/25/45 (2)	4,715,945
15,128,711	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.51%, due 07/25/45 (2)	13,871,037
38,672,738	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.231%, due 01/25/46 (2)	35,332,489
2,050,936	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.979%, due 12/25/46 (2)	1,754,356
230,149	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.48%, due 11/25/30 (2)	225,172
3,348,142	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (7)	2,795,746
5,029,473	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.79%, due 07/25/36 (2)(7)	2,690,103
10,022,932	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.889%, due 12/25/46 (2)(7)	5,381,924
9,319,123	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.863%, due 01/25/47 (2)(7)	5,662,681
3,390,432	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 2.201%, due 04/25/47 (2)(7)	2,186,490
5,693,440	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.5%, due 06/25/37 (2)(7)	4,026,896
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.47%, due 04/25/36 (2)	7,217,100
12,459,000	Washington Mutual Asset-Backed Certificates (07-HE3-2A4), 0.48%, due 05/25/47 (2)	6,600,955
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.51%, due 03/25/37 (2)	3,323,631
15,659,503	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.835%, due 03/27/37 (1)(2)	15,058,344
16,148,001	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.349%, due 09/27/47 (1)(2)	15,079,444
10,163,041	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.617%, due 01/25/35 (2)	9,958,032
15,971,607	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.825%, due 08/25/36 (2)	14,552,241
6,033,255	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 2.618%, due 05/25/36 (2)(7)	5,501,433
15,181,311	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	14,547,795
1,077,076	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.74%, due 08/25/37 (2)(7)	906,143
9,846,758	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	10,083,651

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,615,358,166)	2,889,125,686

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (1.9%)
$ 76,620,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	$74,846,630
26,700,000	Federal National Mortgage Association, 0.625%, due 04/29/16 (3)	26,672,164
45,965,000	Federal National Mortgage Association, 1%, due 02/27/17 (3)	45,895,179
14,130,000	Federal National Mortgage Association, 2.5%, due 02/13/20 (3)	14,211,742

	Total U.S. Government Agency Obligations (Cost: $164,447,528)	161,625,715

	U.S. Treasury Securities (13.3%)
146,420,079	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (3)(9)	150,446,631
87,286,255	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (3)(9)	88,506,866
84,974,973	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (3)(9)	87,723,404
269,000,000	U.S. Treasury Note, 0.25%, due 06/30/14 (3)	269,273,304
312,160,000	U.S. Treasury Note, 0.25%, due 08/15/15	311,647,746
26,420,000	U.S. Treasury Note, 0.75%, due 08/15/13 (3)	26,426,182
91,030,000	U.S. Treasury Note, 1.75%, due 05/15/23 (3)	84,430,325
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	84,298,821

	Total U.S. Treasury Securities (Cost: $1,103,267,308)	1,102,753,279

	Total Fixed Income Securities (Cost: $8,676,587,162) (108.9%)	9,021,405,735

Number of Shares	Money Market Investments (2.0% )
83,380,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (10)	83,380,000
83,284,000	DWS Money Market Series — Institutional Shares, 0.06% (10)	83,284,000

	Total Money Market Investments (Cost: $166,664,000) (2.0%)	166,664,000

Principal Amount	Short-Term Investments
	Commercial Paper (2.4%)
	Banks (2.4%)
$ 70,665,000	Lloyds Bank PLC (United Kingdom), 0.01%, due 08/07/13 (11)	70,662,174
60,000,000	Macquarie Bank, Ltd. (Australia), (144A), 0.324%, due 10/24/13 (1)(11)	59,968,410
66,630,000	RBS Holdings USA, Inc. (United Kingdom), (144A), 0.366%, due 01/22/14 (1)(11)	66,518,901

	Total Commercial Paper (Cost: $197,131,437)	197,149,485

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Principal Amount	Short-Term Investments	Value
	Discount Notes (1.1%)
$ 60,000,000	Federal Home Loan Bank Discount Note, 0.065%, due 11/13/13 (11)	$59,993,040
13,000,000	Federal Home Loan Bank Discount Note, 0.07%, due 08/14/13 (3)(11)	12,999,671
19,000,000	Federal National Mortgage Association Discount Note, 0.065%, due 10/09/13 (11)	18,998,898

	Total Discount Notes (Cost: $91,986,037)	91,991,609

	Repurchase Agreement (1.4%)
114,000,000	Deutsche Bank LLC, 0.09%, due 08/01/13 (collateralized by $71,851,000 Federal National Mortgage Association, 1.71%, due 01/15/20, valued at $69,271,549; $47,630,000 Federal National Mortgage Association, 1.06%, due 10/12/17, valued at $47,008,878) (Total Amount to be Received Upon Repurchase $114,000,285)	114,000,000
996,073	State Street Bank & Trust Company, 0.01%, due 08/01/13 (collateralized by $1,085,000 Federal National Mortgage Association, 2.17%, due 10/17/22 valued at $1,020,300) (Total Amount to be Received Upon Repurchase $996,073)	996,073

	Total Repurchase Agreement (Cost: $114,996,073)	114,996,073

	U.S. Treasury Securities (0.1%)
350,000	U.S. Treasury Bill, 0.028%, due 08/22/13 (11)	349,994
2,555,000	U.S. Treasury Bill, 0.038%, due 12/05/13 (11)	2,554,665
3,610,000	U.S. Treasury Bill, 0.04%, due 08/22/13 (11)	3,609,916

	Total U.S. Treasury Securities (Cost: $6,514,439)	6,514,575

	Total Short-Term Investments (Cost: $410,627,986) (5.0%)	410,651,742

	Total Investments (Cost: $9,253,879,148) (115.9%)	9,598,721,477
	Liabilities in Excess of Other Assets (-15.9%)	(1,319,673,999)

	Net Assets (100.0%)	$8,279,047,478

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
BUY
2,255	90 Day Eurodollar Futures	03/14/16	$554,532,687	$(2,909,559)
2,255	90 Day Eurodollar Futures	06/13/16	552,926,000	(3,615,008)
2,255	90 Day Eurodollar Futures	09/19/16	551,347,500	(4,235,132)
2,255	90 Day Eurodollar Futures	12/19/16	549,853,563	(4,741,746)

			$2,208,659,750	$(15,501,445)

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2013

Notes to the Schedule of Investments:

ACES	-	Alternative Credit Enhancement Securities
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $736,166,468 or 8.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2013.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2013, the value of these securities amounted to $8,886,330 or 0.1% of net assets.

(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(7)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(8)		Illiquid security.

(9)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(10)		Rate disclosed, the 7-day net yield, is as of July 31, 2013.

(11)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2013

Industry	Percentage of Net Assets
Asset-Backed Securities	6.4%
Commercial Mortgage-Backed Securities — Agency	6.3
Commercial Mortgage-Backed Securities — Non-Agency	2.5
Residential Mortgage-Backed Securities — Agency	43.6
Residential Mortgage-Backed Securities — Non-Agency	34.9
U.S. Government Agency Obligations	1.9
U.S. Treasury Securities	13.3
Money Market Investments	2.0
Short-Term Investments	5.0

Total	115.9%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange. All other securities for which over-the-counter market quotations are readily available are valued at the price as furnished by independent pricing services or by dealer quotations. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. OTC options are valued using dealer quotations.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (“Company”) Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, which are then in Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Money market funds. Money Market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factor, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

U.S. government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of July 31, 2013 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$292,424,883	$—	$292,424,883
Municipal Bonds	—	26,728,494	—	26,728,494
Foreign Government Bonds	—	6,063,200	—	6,063,200
Asset-Backed Securities	—	64,943,752	—	64,943,752
Commercial Mortgage-Backed Securities — Agency	—	56,673,785	—	56,673,785
Commercial Mortgage-Backed Securities — Non-Agency	—	76,801,104	—	76,801,104
Residential Mortgage-Backed Securities — Agency	—	394,626,638	—	394,626,638
Residential Mortgage-Backed Securities — Non-Agency	—	101,687,249	—	101,687,249
U.S. Government Agency Obligations	—	67,701,409	—	67,701,409
U.S. Treasury Securities	277,936,144	—	—	277,936,144

Total Fixed Income Securities	277,936,144	1,087,650,514	—	1,365,586,658

Money Market Investments	25,752,000	—	—	25,752,000
Short-Term Investments*	—	101,422,937	—	101,422,937

Total Investments	$303,688,144	$1,189,073,451	$—	$1,492,761,595

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—		$20,825,000	$—	$20,825,000
Auto Manufacturers	—		22,680,000	—	22,680,000
Banks	—		1,345,858,168	—	1,345,858,168
Building Materials	—		20,440,000	—	20,440,000
Chemicals	—		63,706,500	—	63,706,500
Coal	—		35,014,478	—	35,014,478
Commercial Services	—		157,098,800	—	157,098,800
Diversified Financial Services	—		209,825,003	—	209,825,003
Electric	—		427,722,750	—	427,722,750
Energy-Alternate Sources	—		38,332,062	—	38,332,062
Engineering & Construction	—		72,908,750	—	72,908,750
Food	—		184,388,890	—	184,388,890
Foreign Government Bonds	—		1,523,767,552	—	1,523,767,552
Holding Companies - Diversified	—		52,965,000	—	52,965,000
Internet	—		21,210,000	—	21,210,000
Iron & Steel	—		147,323,000	—	147,323,000
Media	—		5,162,500	—	5,162,500
Mining	—		359,338,900	—	359,338,900
Municipal Bonds	—		78,975,000	—	78,975,000
Oil & Gas	—		786,709,469	—	786,709,469
Oil & Gas Services	—		57,660,000	—	57,660,000
Real Estate	—		132,691,125	—	132,691,125
Telecommunications	—		82,390,000	—	82,390,000
Transportation	—		60,362,500	—	60,362,500

Total Fixed Income Securities	—		5,907,355,447	—	5,907,355,447

Equity Securities
Diversified Financial Services	—	*	—	—	— *

Total Equity Securities	—		—	—	—

Short Term Investments**	—		384,142,834	—	384,142,834

Total Investments	$—		$6,291,498,281	$—	$6,291,498,281

Asset Derivatives
Forward Currency Contracts
Forward Currency Risk	$—		$5,243,734	$—	$5,243,734

Total	$—		$6,296,742,015	$—	$6,296,742,015

Liability Derivatives
Forward Currency Contracts
Forward Currency Risk	$—		$(12,059,848)	$—	$(12,059,848)
Swaps Agreements
Credit Risk	—		(8,854,730)		(8,854,730)

Total	$—		$(20,914,578)	$—	$(20,914,578)

*	Amount Rounds to less than $1.
**	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$9,584,509	$—	$9,584,509
Electric	—	5,741,282	—	5,741,282
Foreign Government Bonds	—	322,410,910	—	322,410,910
Media	—	5,990,723	—	5,990,723
Oil & Gas	—	5,520,000	—	5,520,000
Real Estate	—	10,037,690	—	10,037,690
Telecommunications	—	7,914,944	—	7,914,944

Total Fixed Income Securities	—	367,200,058	—	367,200,058

Total Investments	—	367,200,058	—	367,200,058

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,161,048	—	2,161,048

Total	$—	$369,361,106	$—	$369,361,106

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,403,046)	$—	$(3,403,046)
Swap Agreements
Interest Rate Risk	—	(101,950)	—	(101,950)

Total	$—	$(3,504,996)	$—	$(3,504,996)

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$2,243,466	$—	$2,243,466
Beverages	—	451,920	—	451,920
Building Materials	—	56,000	—	56,000
Commercial Services	—	473,600	—	473,600
Diversified Financial Services	—	457,291	—	457,291
Electric	—	639,000	—	639,000
Engineering & Construction	—	199,750	—	199,750
Food	—	362,000	—	362,000
Foreign Government Bonds	—	2,463,476	—	2,463,476
Media	—	339,627	—	339,627
Mining	—	1,123,678	—	1,123,678
Municipal Bonds	—	195,000	—	195,000
Oil & Gas	—	2,247,891	—	2,247,891
Real Estate	—	374,640	—	374,640
Retail	—	243,048	—	243,048
Telecommunications	—	138,256	—	138,256
Transportation	—	176,000	—	176,000

Total Fixed Income Securities	—	12,184,643	—	12,184,643

Preferred Stock
Banks	377,812	321,543	—	699,355

Total Preferred Stock	377,812	321,543	—	699,355

Equities
Airlines	167,004	—	—	167,004
Apparel	—	120,006	—	120,006
Auto Manufacturers	—	693,660	—	693,660
Auto Parts & Equipment	—	449,346	—	449,346
Banks	454,755	1,457,580	—	1,912,335
Beverages	149,235	—	—	149,235
Building Materials	223,294	—	—	223,294
Commercial Services	214,851	—	—	214,851
Computers	240,697	—	—	240,697
Distribution & Wholesale	—	125,604	—	125,604
Diversified Financial Services	—	229,648	—	229,648
Electronics	—	102,278	—	102,278
Energy-Alternate Sources	—	322,160	—	322,160
Engineering & Construction	—	221,494	—	221,494
Entertainment	—	65,558	—	65,558
Environmental Control	—	84,675	—	84,675
Food	78,021	442,544	—	520,565
Food Service	—	72,232	—	72,232
Healthcare-Products	—	129,534	—	129,534
Home Furnishings	37,854	—	—	37,854
Household Products/Wares	—	145,758	—	145,758
Insurance	—	233,354	—	233,354
Internet	611,720	341,773	—	953,493
Iron & Steel	109,485	—	—	109,485
Lodging	194,064	382,252	—	576,316
Machinery-Diversified	184,688	—	—	184,688
Media	—	166,180	—	166,180
Mining	358,116	—	—	358,116
Oil & Gas	142,228	344,754	—	486,982
Oil & Gas Services	62,887	347,458	—	410,345
Pharmaceuticals	—	728,954	—	728,954
Real Estate	—	360,937	—	360,937
Retail	114,209	176,782	—	290,991
Semiconductors	183,582	1,325,475	—	1,509,057
Telecommunications	151,130	946,970	—	1,098,100
Transportation	61,306	131,795	—	193,101

Total Equity Securities	3,739,126	10,148,761	—	13,887,887

Total Exchange-Traded Funds	655,252	—	—	655,252

Short-Term Investments	—	1,791,466	—	1,791,466

Total Investments	$4,772,190	$24,446,413	$—	$29,218,603

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$55,603	$—	$55,603
Commercial Mortgage-Backed Securities — Non-Agency	—	393,619	—	393,619
Residential Mortgage-Backed Securities — Agency	—	371,712	—	371,712
Residential Mortgage-Backed Securities — Non-Agency	—	743,522	—	743,522
Corporate Bonds*	—	1,163,803	—	1,163,803
Municipal Bond	—	78,257	—	78,257

Total Fixed Income Securities	—	2,806,516	—	2,806,516

Money Market Investments	65,500	—	—	65,500

Short-Term Investments*	—	658,147	—	658,147

Total Investments	$65,500	$3,464,663	$—	$3,530,163

Liability Derivatives
Swaps Agreements
Commodity Risk	$—	$(95,373)	$—	$(95,373)

Total	$—	$(95,373)	$—	$(95,373)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$6,660,643	$—	$6,660,643
Foreign Government Bonds	—	7,817,196	—	7,817,196
Asset-Backed Securities	—	940,510	—	940,510
Commercial Mortgage-Backed Securities — Non-Agency	—	332,076	—	332,076
Residential Mortgage-Backed Securities — Agency	—	4,284,280	—	4,284,280
Residential Mortgage-Backed Securities — Non-Agency	—	1,690,529	—	1,690,529
U.S. Treasury Securities	1,034,114	—	—	1,034,114

Total Fixed Income Securities	1,034,114	21,725,234	—	22,759,348

Money Market Investments	283,000	—	—	283,000

Short-Term Investments*	34,998	1,390,449	—	1,425,447

Total Investments	1,352,112	23,115,683	—	24,467,795

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	60,134	—	60,134
Futures
Interest Rate Risk	34,693	—	—	34,693

Total	$1,386,805	$23,175,817	$—	$24,562,622

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$4,052,118	$—	$4,052,118
Corporate Bonds*	—	25,861,313	12,500	25,873,813
Asset-Backed Securities	—	1,335,847	—	1,335,847

Total Fixed Income Securities	—	31,249,278	12,500	31,261,778

Equity Securities
Common Stock*	241,286	—	—	241,286

Total Equity Securities	241,286	—	—	241,286

Money Market Investments	158,000	—	—	158,000

Short-Term Investments*	14,999	22,392	—	37,391

Total Investments	$414,285	$31,271,670	$12,500	$31,698,455

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$371,110	$—	$371,110
Commercial Mortgage-Backed Securities — Non-Agency	—	3,026,569	—	3,026,569
Residential Mortgage-Backed Securities — Agency	—	3,941,851	—	3,941,851
Residential Mortgage-Backed Securities — Non-Agency	—	448,045	—	448,045
Corporate Bonds*	—	2,596,538	—	2,596,538
Municipal Bonds	—	290,671	—	290,671
U.S. Government Agency Obligations	—	1,072,298	—	1,072,298
U.S. Treasury Securities	2,377,524	—	—	2,377,524

Total Fixed Income Securities	2,377,524	11,747,082	—	14,124,606

Money Market Investments	24,000	—	—	24,000
Short-Term Investments*	—	3,990,008	—	3,990,008

Total Investments	$2,401,524	$15,737,090	$—	$18,138,614

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$526,929,894	$—	$526,929,894
Commercial Mortgage-Backed Securities — Agency	—	525,990,669	—	525,990,669
Commercial Mortgage-Backed Securities — Non-Agency	—	206,215,688	—	206,215,688
Residential Mortgage-Backed Securities — Agency	—	3,608,764,804	—	3,608,764,804
Residential Mortgage-Backed Securities — Non-Agency	—	2,875,159,314	13,966,372	2,889,125,686
U.S. Government Agency Obligations	—	161,625,715	—	161,625,715
U.S. Treasury Securities	1,102,753,279	—	—	1,102,753,279

Total Fixed Income Securities	1,102,753,279	7,904,686,084	13,966,372	9,021,405,735

Money Market Investments	166,664,000	—	—	166,664,000

Short-Term Investments*	6,514,575	404,137,167	—	410,651,742

Total Investments	$1,275,931,854	$8,308,823,251	$13,966,372	$9,598,721,477

Liability Derivatives
Futures
Interest Rate Risk	$(15,501,445)	$—	$—	$(15,501,445)

Total	$(15,501,445)	$—	$—	$(15,501,445)

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*		Transfers out of Level 3*	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
TCW High Yield Bond Fund
Corporate Bonds	$—	$—	$—	$(12,500)	$—	$—	$25,000	**	$—	$12,500	$(12,500)

Total	$—	$—	$—	$(12,500)	$—	$—	$25,000		$—	$12,500	$(12,500)

TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$15,178,888	$(1,429,503)	$—	$300,115	$—	$(166,347)	$83,219	**	$—	$13,966,372	$347,901

Total	$15,178,888	$(1,429,503)	$—	$300,115	$—	$(166,347)	$83,219		$—	$13,966,372	$347,901

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or or unobservabel inputs.
**	The Fund(s) recognize transfers in and transfer out at the beginning of the period.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the TCW Investment Management Company (the “Advisor”) with consent by the Company’s Pricing Committee in accordance with procedures approved by the Board of Directors, and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases and sales, are translated at the rate of exchange prevailing on the respective dates of such transactions.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At July 31, 2013, the Funds had the following derivatives grouped in the following risk categories:

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$5,244	$—	$5,244

Total Value	$—	$—	$5,244	$—	$5,244

Liability Derivatives
Forward Currency Contracts	$—	$—	$(12,060)	$—	$(12,060)
Open Swap Agreements, at Value	—	(8,855)	—	—	$(8,855)

Total Value	$—	$(8,855)	$(12,060)	$—	$(20,915)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$781,763,809	$—	$781,763,809
Swap Agreements	$—	$250,000,000	$—	$—	$250,000,000
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$2,161	$—	$2,161

Total Value	$—	$—	$2,161	$—	$2,161

Liability Derivatives
Forward Currency Contracts	$—	$—	$(3,403)	$—	$(3,403)
Open Swap Agreements, at Value	$—	$—	$—	$(102)	$(102)

Total Value	$—	$—	$(3,403)	$(102)	$(3,505)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$163,119,720	$—	$163,119,720
Swap Agreements	$—	$—	$—	$23,300,000	$23,300,000
TCW Enhanced Commodity Strategy Fund*
Liability Derivatives
Open Swap Agreements, at Value	$(95)	$—	$—	$—	$(95)

Total Value	$(95)	$—	$—	$—	$(95)

Notional Amounts or Shares/Units†
Swap Agreements	$3,703,055	$—	$—	$—	$3,703,055
TCW Global Bond Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$60,134	$—	$60,134
Futures Contracts	—	—	—	34,693	34,693

Total Value	$—	$—	$60,134	$34,693	$94,827

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$3,741,471	$—	$3,741,471
Futures Contracts	—	—	—	11	11
TCW Total Return Bond Fund
Liability Derivatives
Futures Contracts	$—	$—	$—	$(15,501)	$(15,501)

Total Value	$—	$—	$—	$(15,501)	$(15,501)

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	9,020	9,020

*	Consolidated.
†	Amount represents the number of contracts outstanding at the end of the period.

Forward Foreign Currency Contracts: The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW Global Bond Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund had forward foreign currency contracts outstanding at July 31, 2013.

Future Contracts: The TCW Global Bond Fund and the TCW Total Return Bond Fund entered into futures contracts. The Funds may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Global Bond Fund and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2013 are listed in the Schedule of Investments.

Swap Agreements. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Enhanced Commodity Strategy Fund entered into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by a Fund are recorded as realized gains and losses, respectively. During the nine months ended July 31, 2013, the TCW

Emerging Markets Income Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures; the TCW Emerging Markets Local Currency Income Fund entered into interest rate swaps to manage duration, the yield curve and interest rate risk; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at July 31, 2013 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security, or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregate cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by a Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2013.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at July 31, 2013.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2013.

Note 2 – Federal Income Taxes

At July 31, 2013, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$21,198	$(18,393)	$2,805	$1,489,956
TCW Emerging Markets Income Fund	49,426	(449,473)	(400,047)	6,691,545
TCW Emerging Markets Local Currency Income Fund	628	(34,449)	(33,821)	401,021
TCW Emerging Markets Multi-Asset Opportunities Fund	838	(371)	467	28,752
TCW Enhanced Commodity Strategy Fund	82	(4)	78	3,452
TCW Global Bond Fund	1,075	(841)	234	24,234
TCW High Yield Bond Fund	609	(904)	(295)	31,993
TCW Short Term Bond Fund	114	(68)	46	18,093
TCW Total Return Bond Fund	483,744	(142,536)	341,208	9,257,513

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2013.

Note 4 – Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Funds are in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date	September 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date	September 12, 2013

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date	September 12, 2013